Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)
Argentina – 0.1%
Globant S.A.*	11,208	$2,439
Telecom Argentina S.A. ADR	31,740	208
YPF S.A. ADR*	50,787	239
		2,886
Brazil – 3.7%
Ambev S.A.*	1,427,760	4,314
Atacadao S.A.*	128,900	482
B2W Cia Digital*	69,491	1,013
B3 S.A. - Brasil Bolsa Balcao	622,782	7,470
Banco Bradesco S.A.	402,360	1,902
Banco BTG Pactual S.A.*	70,900	1,290
Banco do Brasil S.A. (Brazillian Exchange)*	259,944	1,960
Banco Santander Brasil S.A.	129,236	1,122
BB Seguridade Participacoes S.A.	215,601	1,235
BRF S.A.*	163,120	682
CCR S.A.	380,000	991
Centrais Eletricas Brasileiras S.A.	92,400	643
Cia Brasileira de Distribuicao	46,142	664
Cia de Saneamento Basico do Estado de Sao Paulo*	106,671	916
Cia Siderurgica Nacional S.A.	219,190	1,314
Cosan S.A.	50,247	736
CPFL Energia S.A.	66,100	415
Energisa S.A.	52,700	533
Engie Brasil Energia S.A.	58,047	492
Equatorial Energia S.A.	279,170	1,249
Hapvida Participacoes e Investimentos S.A.	349,000	1,029
Hypera S.A.*	120,358	797
JBS S.A.	332,436	1,518
Klabin S.A.	216,041	1,102
Localiza Rent a Car S.A.*	183,466	2,440
Lojas Renner S.A.	240,615	2,029
Magazine Luiza S.A.	884,500	4,254
Multiplan Empreendimentos Imobiliarios S.A.*	81,038	369
Natura & Co. Holding S.A.*	269,801	2,707
Notre Dame Intermedica Participacoes S.A.	146,000	2,215
Petrobras Distribuidora S.A.	235,100	1,006
Petroleo Brasileiro S.A.	1,125,478	6,306
Raia Drogasil S.A.	324,735	1,571
Rumo S.A.*	392,900	1,460
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Brazil – 3.7%continued
Sul America S.A.	85,361	$730
Suzano S.A.*	226,356	2,535
Telefonica Brasil S.A.	137,273	1,236
TIM S.A.*	274,336	777
TOTVS S.A.	131,600	729
Ultrapar Participacoes S.A.	227,148	1,032
Vale S.A.	1,106,169	18,479
Via Varejo S/A*	389,700	1,214
WEG S.A.	253,824	3,725
		88,683
Chile – 0.4%
Banco de Chile	13,846,294	1,411
Banco de Credito e Inversiones S.A.	16,637	657
Banco Santander Chile	20,714,042	982
Cencosud S.A.	410,140	732
Cencosud Shopping S.A.	146,864	235
Cia Cervecerias Unidas S.A.	42,416	310
Colbun S.A.	2,532,808	450
Empresas CMPC S.A.	322,858	851
Empresas COPEC S.A.	120,876	1,232
Enel Americas S.A.	10,355,890	1,695
Enel Chile S.A.	7,939,909	619
Falabella S.A.	239,228	889
		10,063
China – 35.8%
360 Security Technology, Inc., Class A	77,700	187
3SBio, Inc.*	355,000	324
51job, Inc. ADR*	8,558	599
AAC Technologies Holdings, Inc.	221,000	1,244
Accelink Technologies Co. Ltd., Class A	11,600	52
Addsino Co. Ltd., Class A	27,600	116
AECC Aero-Engine Control Co. Ltd., Class A	19,700	69
AECC Aviation Power Co. Ltd., Class A	37,100	337
Agile Group Holdings Ltd.	336,000	448
Agricultural Bank of China Ltd., Class A	1,411,100	678
Agricultural Bank of China Ltd., Class H	8,367,367	3,067
Aier Eye Hospital Group Co. Ltd., Class A	74,751	856
Air China Ltd., Class A	214,800	246
Air China Ltd., Class H	512,705	404
Airtac International Group	37,000	1,186
AK Medical Holdings Ltd.	110,000	191

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Alibaba Group Holding Ltd. ADR (New York Exchange)*	571,108	$132,914
A-Living Smart City Services Co. Ltd.	137,000	610
Aluminum Corp. of China Ltd., Class A*	210,100	117
Aluminum Corp. of China Ltd., Class H*	1,295,435	458
Angel Yeast Co. Ltd., Class A	14,100	110
Anhui Conch Cement Co. Ltd., Class A	78,000	617
Anhui Conch Cement Co. Ltd., Class H (OTC Exchange)	373,075	2,337
Anhui Gujing Distillery Co. Ltd., Class A	7,200	300
Anhui Gujing Distillery Co. Ltd., Class B	30,900	431
Anhui Kouzi Distillery Co. Ltd., Class A	9,600	101
ANTA Sports Products Ltd. (OTC Exchange)	326,432	5,180
Apeloa Pharmaceutical Co. Ltd., Class A	20,200	72
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,700	215
Autobio Diagnostics Co. Ltd., Class A	4,500	100
Autohome, Inc. ADR	18,008	1,794
Avic Capital Co. Ltd., Class A	127,300	85
AVIC Electromechanical Systems Co. Ltd., Class A	56,100	98
AVIC Jonhon Optronic Technology Co. Ltd., Class A	18,200	218
AVIC Shenyang Aircraft Co. Ltd., Class A	20,000	239
AVIC Xi'an Aircraft Industry Group Co. Ltd., Class A	46,400	261
AviChina Industry & Technology Co. Ltd., Class H	813,313	568
AVICOPTER PLC, Class A	9,300	89
Baidu, Inc. ADR (NASDAQ Exchange)*	82,466	17,832
Bank of Beijing Co. Ltd., Class A	366,100	271
Bank of Chengdu Co. Ltd., Class A	52,100	85
Bank of China Ltd., Class A	627,000	305
Bank of China Ltd., Class H	24,027,652	8,218
Bank of Communications Co. Ltd., Class A	681,400	467
Bank of Communications Co. Ltd., Class H	2,649,117	1,401
Bank of Hangzhou Co. Ltd., Class A	102,020	233
Bank of Jiangsu Co. Ltd., Class A	281,044	235
Bank of Nanjing Co. Ltd., Class A	179,496	222
Bank of Ningbo Co. Ltd., Class A	117,800	637
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Bank of Shanghai Co. Ltd., Class A	244,571	$293
Baoshan Iron & Steel Co. Ltd., Class A	333,996	304
Baozun, Inc. ADR*	18,498	635
BBMG Corp., Class A	179,000	81
BeiGene Ltd. ADR*	13,636	3,523
Beijing Capital International Airport Co. Ltd., Class H	538,000	449
Beijing Dabeinong Technology Group Co. Ltd., Class A	76,900	114
Beijing E-Hualu Information Technology Co. Ltd., Class A	11,160	52
Beijing Enlight Media Co. Ltd., Class A	44,100	81
Beijing Kunlun Tech Co. Ltd., Class A	19,700	60
Beijing New Building Materials PLC, Class A	31,900	196
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	40,500	240
Beijing Originwater Technology Co. Ltd., Class A	91,000	107
Beijing Shiji Information Technology Co. Ltd., Class A	16,000	76
Beijing Shunxin Agriculture Co. Ltd., Class A	14,500	161
Beijing Sinnet Technology Co. Ltd., Class A	23,000	61
Beijing Thunisoft Corp. Ltd., Class A	13,900	51
Beijing Tiantan Biological Products Corp. Ltd., Class A	24,240	155
Beijing Yanjing Brewery Co. Ltd., Class A	48,500	63
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	197,500	171
Betta Pharmaceuticals Co. Ltd., Class A	6,800	112
BGI Genomics Co. Ltd., Class A	7,800	154
Bilibili, Inc. ADR*	35,669	3,058
BOE Technology Group Co. Ltd., Class A	651,000	599
BYD Co. Ltd., Class A	33,700	1,007
BYD Co. Ltd., Class H	193,699	5,110
BYD Electronic International Co. Ltd.	207,500	1,086
By-health Co. Ltd., Class A	27,200	101
C&S Paper Co. Ltd., Class A	22,500	72
Caitong Securities Co. Ltd., Class A	61,700	120
CanSino Biologics, Inc., Class H*	17,000	389
Centre Testing International Group Co. Ltd., Class A	14,200	60

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
CGN Power Co. Ltd., Class H	2,908,000	$628
Chacha Food Co. Ltd., Class A	8,700	72
Changchun High & New Technology Industry Group, Inc., Class A	6,800	468
Changjiang Securities Co. Ltd., Class A	81,800	105
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,700	144
Chaozhou Three-Circle Group Co. Ltd., Class A	30,900	176
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	13,900	103
China Aerospace Times Electronics Co. Ltd., Class A	46,800	54
China Aoyuan Group Ltd.	402,000	391
China Avionics Systems Co. Ltd., Class A	25,200	76
China Bohai Bank Co. Ltd., Class H*	678,000	443
China Cinda Asset Management Co. Ltd., Class H	2,530,000	481
China CITIC Bank Corp. Ltd., Class H	2,734,286	1,161
China Communications Construction Co. Ltd., Class A	73,400	82
China Communications Construction Co. Ltd., Class H	1,406,287	608
China Communications Services Corp. Ltd., Class H	791,035	349
China Conch Venture Holdings Ltd.	491,000	2,389
China Construction Bank Corp., Class A	172,000	165
China Construction Bank Corp., Class H (OTC Exchange)	28,826,693	21,937
China East Education Holdings Ltd.	159,500	384
China Eastern Airlines Corp. Ltd., Class A	159,400	114
China Everbright Bank Co. Ltd., Class A	685,500	418
China Everbright Bank Co. Ltd., Class H	887,000	338
China Evergrande Group	565,411	1,087
China Feihe Ltd.	367,000	863
China Film Co. Ltd., Class A	26,700	51
China Fortune Land Development Co. Ltd., Class A	70,850	140
China Galaxy Securities Co. Ltd., Class A	73,900	142
China Galaxy Securities Co. Ltd., Class H	1,127,500	707
China Gezhouba Group Co. Ltd., Class A	84,900	85
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
China Great Wall Securities Co. Ltd., Class A	38,900	$77
China Greatwall Technology Group Co. Ltd., Class A	57,400	167
China Hongqiao Group Ltd.	567,000	519
China Huarong Asset Management Co. Ltd., Class H	2,851,000	317
China International Capital Corp. Ltd., Class H*	412,000	1,117
China Jushi Co. Ltd., Class A	70,600	216
China Lesso Group Holdings Ltd.	352,000	553
China Life Insurance Co. Ltd., Class A	47,800	281
China Life Insurance Co. Ltd., Class H	2,250,544	4,979
China Literature Ltd.*	92,600	730
China Longyuan Power Group Corp. Ltd., Class H	987,473	988
China Medical System Holdings Ltd.	389,000	436
China Meidong Auto Holdings Ltd.	170,000	691
China Merchants Bank Co. Ltd., Class A	374,279	2,516
China Merchants Bank Co. Ltd., Class H	1,179,933	7,494
China Merchants Energy Shipping Co. Ltd., Class A	116,700	101
China Merchants Property Operation & Service Co. Ltd., Class A	18,200	60
China Merchants Securities Co. Ltd., Class A	132,210	472
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	106,800	217
China Minsheng Banking Corp. Ltd., Class A	610,540	486
China Minsheng Banking Corp. Ltd., Class H	1,803,154	1,028
China Molybdenum Co. Ltd., Class A	339,100	325
China Molybdenum Co. Ltd., Class H	957,000	625
China National Accord Medicines Corp. Ltd., Class A	6,400	45
China National Building Material Co. Ltd., Class H	1,170,000	1,411
China National Chemical Engineering Co. Ltd., Class A	77,100	69
China National Medicines Corp. Ltd., Class A	12,900	98
China National Nuclear Power Co. Ltd., Class A	210,698	159
China National Software & Service Co. Ltd., Class A	9,200	111

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	62,500	$125
China Oilfield Services Ltd., Class H	578,757	490
China Pacific Insurance Group Co. Ltd., Class A	123,000	724
China Pacific Insurance Group Co. Ltd., Class H	839,337	3,297
China Petroleum & Chemical Corp., Class A	472,000	291
China Petroleum & Chemical Corp., Class H	7,330,628	3,258
China Railway Construction Corp. Ltd., Class A	200,700	243
China Railway Construction Corp. Ltd., Class H	566,000	310
China Railway Group Ltd., Class A	360,800	291
China Railway Group Ltd., Class H	1,085,827	479
China Resources Pharmaceutical Group Ltd.	415,000	213
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,100	81
China Shenhua Energy Co. Ltd., Class A	115,600	319
China Shenhua Energy Co. Ltd., Class H	1,027,636	1,936
China Shipbuilding Industry Co. Ltd., Class A*	392,600	252
China South Publishing & Media Group Co. Ltd., Class A	35,800	52
China Southern Airlines Co. Ltd., Class A*	176,800	161
China Southern Airlines Co. Ltd., Class H*	564,530	334
China Spacesat Co. Ltd., Class A	22,600	111
China State Construction Engineering Corp. Ltd., Class A	733,280	558
China Telecom Corp. Ltd., Class H	4,008,339	1,107
China Tourism Group Duty Free Corp. Ltd., Class A	36,300	1,571
China Tower Corp. Ltd., Class H	13,408,000	1,974
China TransInfo Technology Co. Ltd., Class A	27,400	80
China United Network Communications Ltd., Class A	474,300	324
China Vanke Co. Ltd., Class A	184,300	810
China Vanke Co. Ltd., Class H	515,372	1,782
China Yangtze Power Co. Ltd., Class A	399,200	1,171
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
China Yuhua Education Corp. Ltd.	334,000	$291
Chongqing Brewery Co. Ltd., Class A	7,500	137
Chongqing Changan Automobile Co. Ltd., Class A*	74,400	250
Chongqing Fuling Zhacai Group Co. Ltd., Class A	15,300	99
Chongqing Rural Commercial Bank Co. Ltd., Class H	684,434	280
Chongqing Zhifei Biological Products Co. Ltd., Class A	31,000	701
CIFI Holdings Group Co. Ltd.	974,973	827
CITIC Ltd.	1,761,803	1,251
CITIC Securities Co. Ltd., Class A	197,800	891
CITIC Securities Co. Ltd., Class H	654,500	1,482
CNOOC Ltd. (OTC Exchange)	5,401,433	4,965
Contemporary Amperex Technology Co. Ltd., Class A	42,200	2,277
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	59,600	61
COSCO SHIPPING Holdings Co. Ltd., Class A*	171,600	321
COSCO SHIPPING Holdings Co. Ltd., Class H*	780,500	937
Country Garden Holdings Co. Ltd.	2,314,879	3,203
Country Garden Services Holdings Co. Ltd.	442,000	2,998
CRRC Corp. Ltd., Class A	440,891	358
CRRC Corp. Ltd., Class H	1,253,991	432
CSC Financial Co. Ltd., Class A	47,600	307
CSPC Pharmaceutical Group Ltd.	2,715,360	2,777
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	15,100	79
Dali Foods Group Co. Ltd.	684,500	391
Daqin Railway Co. Ltd., Class A	255,900	253
DaShenLin Pharmaceutical Group Co. Ltd., Class A	14,700	176
Dawning Information Industry Co. Ltd., Class A	32,820	172
DHC Software Co. Ltd., Class A	72,400	92
Dong-E-E-Jiao Co. Ltd., Class A	11,200	66
Dongfang Electric Corp. Ltd., Class A	60,600	93
Dongfeng Motor Group Co. Ltd., Class H	819,169	956
Dongxing Securities Co. Ltd., Class A	35,200	72
DouYu International Holdings Ltd. ADR*	29,572	327

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
East Money Information Co. Ltd., Class A	139,920	$665
ENN Energy Holdings Ltd.	238,279	3,497
Eve Energy Co. Ltd., Class A	32,597	408
Everbright Securities Co. Ltd., Class A	65,098	185
Fangda Carbon New Material Co. Ltd., Class A*	55,582	60
FAW Jiefang Group Co. Ltd., Class A*	72,900	130
Fiberhome Telecommunication Technologies Co. Ltd., Class A	23,200	86
Financial Street Holdings Co. Ltd., Class A	40,800	40
First Capital Securities Co. Ltd., Class A	72,300	110
Focus Media Information Technology Co. Ltd., Class A	285,600	432
Foshan Haitian Flavouring & Food Co. Ltd., Class A	49,404	1,520
Fosun International Ltd.	771,865	1,213
Founder Securities Co. Ltd., Class A*	133,500	212
Foxconn Industrial Internet Co. Ltd., Class A	101,700	213
Fu Jian Anjoy Foods Co. Ltd., Class A	6,500	192
Fujian Sunner Development Co. Ltd., Class A	25,600	104
Fuyao Glass Industry Group Co. Ltd., Class A	34,392	253
Fuyao Glass Industry Group Co. Ltd., Class H	160,800	886
Ganfeng Lithium Co. Ltd., Class A	18,800	292
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	85
GCL System Integration Technology Co. Ltd., Class A*	78,000	51
GDS Holdings Ltd. ADR*	26,533	2,485
GEM Co. Ltd., Class A	48,800	52
Gemdale Corp., Class A	77,700	161
Genscript Biotech Corp.	326,000	476
GF Securities Co. Ltd., Class A	121,093	302
GF Securities Co. Ltd., Class H	310,600	439
Giant Network Group Co. Ltd., Class A	39,100	104
Gigadevice Semiconductor Beijing, Inc., Class A	7,700	233
Glodon Co. Ltd., Class A	14,200	171
GoerTek, Inc., Class A	56,900	326
GOME Retail Holdings Ltd.*	3,197,970	384
Gotion High-tech Co. Ltd., Class A*	20,200	121
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Great Wall Motor Co. Ltd., Class A	44,700	$259
Great Wall Motor Co. Ltd., Class H	937,296	3,228
Greenland Holdings Corp. Ltd., Class A	152,500	136
Greentown China Holdings Ltd.	253,000	370
Greentown Service Group Co. Ltd.(2)	414,000	512
GRG Banking Equipment Co. Ltd., Class A	41,400	68
GSX Techedu, Inc. ADR*	23,353	1,208
Guangdong Haid Group Co. Ltd., Class A	27,200	273
Guangdong HEC Technology Holding Co. Ltd., Class A*	41,300	32
Guangdong Hongda Blasting Co. Ltd., Class A	12,100	67
Guangdong Kinlong Hardware Products Co. Ltd., Class A	7,600	168
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	17,300	112
Guanghui Energy Co. Ltd., Class A*	102,200	44
Guangzhou Automobile Group Co. Ltd., Class H	889,664	993
Guangzhou Baiyun International Airport Co. Ltd., Class A	45,000	97
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	21,900	98
Guangzhou Haige Communications Group, Inc. Co., Class A	35,000	58
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	138
Guangzhou R&F Properties Co. Ltd., Class H	485,214	625
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,900	210
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,200	178
Guangzhou Wondfo Biotech Co. Ltd., Class A	5,900	81
Guosen Securities Co. Ltd., Class A	71,700	150
Guotai Junan Securities Co. Ltd., Class A	129,400	347
Guoyuan Securities Co. Ltd., Class A	79,560	109
Haidilao International Holding Ltd.	240,000	1,849
Haier Smart Home Co. Ltd., Class A	124,197	556
Haier Smart Home Co. Ltd., Class H*	612,800	2,221
Haitian International Holdings Ltd.	201,000	696

NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Haitong Securities Co. Ltd., Class A	166,200	$328
Haitong Securities Co. Ltd., Class H	866,433	775
Hangzhou First Applied Material Co. Ltd., Class A	17,000	223
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	171,100	1,272
Hangzhou Robam Appliances Co. Ltd., Class A	16,300	102
Hangzhou Silan Microelectronics Co. Ltd., Class A	22,900	88
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,400	159
Hangzhou Tigermed Consulting Co. Ltd., Class H*	36,100	837
Hansoh Pharmaceutical Group Co. Ltd.*	358,000	1,741
Hebei Construction Group Corp. Ltd., Class H(2)	138,000	75
Hefei Meiya Optoelectronic Technology, Inc., Class A	9,700	66
Heilongjiang Agriculture Co. Ltd., Class A	30,600	90
Henan Shuanghui Investment & Development Co. Ltd., Class A	55,100	396
Hengan International Group Co. Ltd.	198,398	1,405
Hengli Petrochemical Co. Ltd., Class A	105,460	452
Hengtong Optic-electric Co. Ltd., Class A	27,860	60
Hengyi Petrochemical Co. Ltd., Class A	57,330	113
Hesteel Co. Ltd., Class A*	142,400	49
Hithink RoyalFlush Information Network Co. Ltd., Class A	9,300	177
Hongfa Technology Co. Ltd., Class A	12,800	107
Hua Hong Semiconductor Ltd.*	143,000	811
Huaan Securities Co. Ltd., Class A	62,300	76
Huadian Power International Corp. Ltd., Class A	121,800	63
Huadong Medicine Co. Ltd., Class A	32,720	133
Huagong Tech Co. Ltd., Class A	17,300	61
Hualan Biological Engineering, Inc., Class A	38,070	247
Huaneng Power International, Inc., Class A	126,200	87
Huaneng Power International, Inc., Class H	1,136,501	416
Huatai Securities Co. Ltd., Class A	126,600	349
Huatai Securities Co. Ltd., Class H	464,400	731
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Huaxi Securities Co. Ltd., Class A	45,200	$86
Huaxia Bank Co. Ltd., Class A	206,490	197
Huaxin Cement Co. Ltd., Class A	23,400	74
Huayu Automotive Systems Co. Ltd., Class A	54,500	241
Huazhu Group Ltd. ADR	47,977	2,160
Hubei Biocause Pharmaceutical Co. Ltd., Class A	71,100	53
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	14,000	43
Humanwell Healthcare Group Co. Ltd., Class A	29,700	154
Hunan Valin Steel Co. Ltd., Class A	105,500	77
Hundsun Technologies, Inc., Class A	18,135	292
HUYA, Inc. ADR*	20,299	405
Iflytek Co. Ltd., Class A	35,900	225
Industrial & Commercial Bank of China Ltd., Class A	1,023,500	782
Industrial & Commercial Bank of China Ltd., Class H (OTC Exchange)	18,097,023	11,775
Industrial Bank Co. Ltd., Class A	376,900	1,203
Industrial Securities Co. Ltd., Class A	128,600	171
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	873,200	156
Inner Mongolia First Machinery Group Co. Ltd., Class A	29,000	54
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	131,000	99
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	117,200	796
Innovent Biologics, Inc.*	284,000	3,016
Inspur Electronic Information Industry Co. Ltd., Class A	29,456	121
Intco Medical Technology Co. Ltd., Class A	7,500	193
iQIYI, Inc. ADR*	84,523	1,477
Jafron Biomedical Co. Ltd., Class A	13,500	140
Jason Furniture Hangzhou Co. Ltd., Class A	14,700	159
JD Health International, Inc.*	66,200	1,281
JD.com, Inc. ADR (NASDAQ Exchange)*	260,089	22,862
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	42,400	48
Jiangsu Expressway Co. Ltd., Class H	344,000	385

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Jiangsu Hengli Hydraulic Co. Ltd., Class A	24,568	$425
Jiangsu Hengrui Medicine Co. Ltd., Class A	97,088	1,659
Jiangsu King's Luck Brewery JSC Ltd., Class A	24,100	212
Jiangsu Shagang Co. Ltd., Class A	28,700	48
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	28,700	1,038
Jiangsu Yangnong Chemical Co. Ltd., Class A	5,300	107
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,800	86
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	79,600	108
Jiangsu Zhongtian Technology Co. Ltd., Class A	52,400	87
Jiangxi Copper Co. Ltd., Class A	33,099	101
Jiangxi Copper Co. Ltd., Class H	338,000	531
Jiangxi Zhengbang Technology Co. Ltd., Class A	38,200	100
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	20,000	51
Jinke Properties Group Co. Ltd., Class A	89,000	97
Jinxin Fertility Group Ltd.	380,000	775
Jinyu Bio-Technology Co. Ltd., Class A	12,000	38
JiuGui Liquor Co. Ltd., Class A	6,800	163
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	74
Jointown Pharmaceutical Group Co. Ltd., Class A*	23,300	65
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	15,400	157
Joyoung Co. Ltd., Class A	13,200	65
JOYY, Inc. ADR	17,474	1,398
Juewei Food Co. Ltd., Class A	11,600	138
Kaisa Group Holdings Ltd.*	707,000	350
KE Holdings, Inc. ADR*	27,693	1,704
Kingdee International Software Group Co. Ltd.*	704,000	2,889
Kingfa Sci & Tech Co. Ltd., Class A	66,600	175
Kingsoft Cloud Holdings Ltd. ADR*	16,313	710
Kingsoft Corp. Ltd.	249,903	1,611
Koolearn Technology Holding Ltd.*	64,000	231
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Kuang-Chi Technologies Co. Ltd., Class A*	45,100	$154
Kweichow Moutai Co. Ltd., Class A (Shanghai Stock Exchange)	22,795	6,966
KWG Group Holdings Ltd.	400,500	549
Laobaixing Pharmacy Chain JSC, Class A	7,840	75
Lenovo Group Ltd.	2,180,000	2,063
Lens Technology Co. Ltd., Class A	86,600	407
Leo Group Co. Ltd., Class A	116,300	54
Lepu Medical Technology Beijing Co. Ltd., Class A	32,100	133
Leyard Optoelectronic Co. Ltd., Class A	43,700	43
Li Ning Co. Ltd.	634,000	4,368
Liaoning Cheng Da Co. Ltd., Class A	26,300	98
Lingyi iTech Guangdong Co., Class A	95,100	175
Livzon Pharmaceutical Group, Inc., Class A	10,600	66
Logan Group Co. Ltd.	439,000	719
Lomon Billions Group Co. Ltd., Class A	29,100	137
Longfor Group Holdings Ltd.	543,731	3,193
LONGi Green Energy Technology Co. Ltd., Class A	69,487	984
Luenmei Quantum Co. Ltd., Class A	26,200	46
Lufax Holding Ltd. ADR*	48,572	690
Luxshare Precision Industry Co. Ltd., Class A	126,705	1,092
Luye Pharma Group Ltd.	515,500	241
Luzhou Laojiao Co. Ltd., Class A	27,900	967
Mango Excellent Media Co. Ltd., Class A	29,570	328
Maxscend Microelectronics Co. Ltd., Class A	2,500	219
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	74,176	129
Meituan, Class B*	1,085,000	41,497
Metallurgical Corp. of China Ltd., Class A	307,400	128
Microport Scientific Corp.	216,000	1,172
Minth Group Ltd.	220,000	1,166
Momo, Inc. ADR	48,218	673
Muyuan Foods Co. Ltd., Class A	71,456	843
NanJi E-Commerce Co. Ltd., Class A	42,000	88
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	8,580	46
Nanjing Securities Co. Ltd., Class A	54,800	103

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
NARI Technology Co. Ltd., Class A	79,585	$324
NAURA Technology Group Co. Ltd., Class A	8,500	236
NavInfo Co. Ltd., Class A	33,500	73
NetEase, Inc. ADR	124,470	11,921
New China Life Insurance Co. Ltd., Class A	35,900	319
New China Life Insurance Co. Ltd., Class H	255,152	999
New Hope Liuhe Co. Ltd., Class A	72,400	249
New Oriental Education & Technology Group, Inc. ADR*	45,974	8,542
Ninestar Corp., Class A	20,400	84
Ningbo Joyson Electronic Corp., Class A	21,800	85
Ningbo Tuopu Group Co. Ltd., Class A	18,100	107
NIO, Inc. ADR*	388,153	18,919
Noah Holdings Ltd. ADR*	9,530	456
Northeast Securities Co. Ltd., Class A	40,300	61
Oceanwide Holdings Co. Ltd., Class A	74,500	37
Offcn Education Technology Co. Ltd., Class A	25,800	139
Offshore Oil Engineering Co. Ltd., Class A	50,500	35
OFILM Group Co. Ltd., Class A	45,000	91
Oppein Home Group, Inc., Class A	6,720	138
Orient Securities Co. Ltd., Class A	102,687	183
Oriental Pearl Group Co. Ltd., Class A	51,980	71
Ovctek China, Inc., Class A	11,500	144
Pacific Securities (The) Co. Ltd., Class A*	117,300	73
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	131,000	44
People's Insurance Co. Group of China (The) Ltd., Class A	103,700	104
People's Insurance Co. Group of China (The) Ltd., Class H	2,618,535	832
Perfect World Co. Ltd., Class A	33,450	151
PetroChina Co. Ltd., Class A	371,700	236
PetroChina Co. Ltd., Class H	6,381,438	1,960
Pharmaron Beijing Co. Ltd., Class H	36,000	610
PICC Property & Casualty Co. Ltd., Class H	2,085,359	1,580
Pinduoduo, Inc. ADR*	114,575	20,357
Ping An Bank Co. Ltd., Class A	361,500	1,071
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Ping An Healthcare and Technology Co. Ltd.*	156,100	$1,894
Ping An Insurance Group Co. of China Ltd., Class A	196,535	2,615
Ping An Insurance Group Co. of China Ltd., Class H (OTC Exchange)	1,785,406	21,930
Poly Developments and Holdings Group Co. Ltd., Class A	205,400	497
Poly Property Services Co. Ltd.(2)	32,400	256
Postal Savings Bank of China Co. Ltd., Class A	192,900	141
Postal Savings Bank of China Co. Ltd., Class H(2)	3,002,000	1,700
Power Construction Corp. of China Ltd., Class A	278,300	165
Proya Cosmetics Co. Ltd., Class A	3,400	93
Qingdao Rural Commercial Bank Corp., Class A	80,300	63
RiseSun Real Estate Development Co. Ltd., Class A	74,300	74
Rongsheng Petro Chemical Co. Ltd., Class A	111,500	471
SAIC Motor Corp. Ltd., Class A	134,193	502
Sanan Optoelectronics Co. Ltd., Class A	78,600	325
Sangfor Technologies, Inc., Class A	9,400	357
Sany Heavy Industry Co. Ltd., Class A	157,900	845
SDIC Capital Co. Ltd., Class A	67,600	143
SDIC Power Holdings Co. Ltd., Class A	137,800	182
Sealand Securities Co. Ltd., Class A	95,440	86
Seazen Group Ltd.*	696,000	580
Seazen Holdings Co. Ltd., Class A	38,194	203
Semiconductor Manufacturing International Corp.*	1,209,500	3,445
SF Holding Co. Ltd., Class A	75,000	1,014
SG Micro Corp., Class A	2,600	105
Shaanxi Coal Industry Co. Ltd., Class A	150,200	215
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	19,856	70
Shandong Gold Mining Co. Ltd., Class A	60,137	218
Shandong Gold Mining Co. Ltd., Class H	172,500	400
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,800	159
Shandong Linglong Tyre Co. Ltd., Class A	20,500	111

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Shandong Nanshan Aluminum Co. Ltd., Class A	188,800	$91
Shandong Pharmaceutical Glass Co. Ltd., Class A	20,200	155
Shandong Sinocera Functional Material Co. Ltd., Class A	12,800	89
Shandong Sun Paper Industry JSC Ltd., Class A	34,000	75
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	752,116	1,704
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	11,900	190
Shanghai Baosight Software Co. Ltd., Class A	17,000	179
Shanghai Construction Group Co. Ltd., Class A	174,100	81
Shanghai Electric Group Co. Ltd., Class A*	161,200	133
Shanghai Electric Power Co. Ltd., Class A	45,000	49
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,500	295
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	160,000	768
Shanghai International Airport Co. Ltd., Class A	15,800	183
Shanghai International Port Group Co. Ltd., Class A	195,000	136
Shanghai Jahwa United Co. Ltd., Class A	11,500	61
Shanghai Jinjiang International Hotels Co. Ltd., Class A	13,800	109
Shanghai Lingang Holdings Corp. Ltd., Class A	52,400	160
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	305,401	239
Shanghai M&G Stationery, Inc., Class A	15,800	214
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	29,500	87
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	257,547	455
Shanghai Pudong Development Bank Co. Ltd., Class A	557,792	827
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,200	142
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	107
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	$74
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	23,500	61
Shanxi Coking Coal Energy Group Co. Ltd., Class A	56,420	49
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	27,200	27
Shanxi Meijin Energy Co. Ltd., Class A*	81,300	83
Shanxi Securities Co. Ltd., Class A	48,230	66
Shanxi Taigang Stainless Steel Co. Ltd., Class A	91,300	50
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	16,700	960
Shenergy Co. Ltd., Class A	111,400	89
Shengyi Technology Co. Ltd., Class A	41,800	181
Shennan Circuits Co. Ltd., Class A	9,380	156
Shenwan Hongyuan Group Co. Ltd., Class A	460,600	373
Shenzhen Airport Co. Ltd., Class A	34,800	44
Shenzhen Energy Group Co. Ltd., Class A	101,656	95
Shenzhen Goodix Technology Co. Ltd., Class A	7,700	184
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	13,800	36
Shenzhen Inovance Technology Co. Ltd., Class A	32,200	460
Shenzhen Kaifa Technology Co. Ltd., Class A	18,700	55
Shenzhen Kangtai Biological Products Co. Ltd., Class A	13,600	364
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	18,500	1,202
Shenzhen MTC Co. Ltd., Class A*	142,500	135
Shenzhen Overseas Chinese Town Co. Ltd., Class A	154,400	168
Shenzhen S.C. New Energy Technology Corp., Class A	7,400	165
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,000	78
Shenzhen Sunway Communication Co. Ltd., Class A	15,400	85
Shenzhou International Group Holdings Ltd.	250,000	4,903
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	19,100	75

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Siasun Robot & Automation Co. Ltd., Class A*	22,500	$42
Sichuan Chuantou Energy Co. Ltd., Class A	83,800	129
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,000	86
Sichuan Swellfun Co. Ltd., Class A	8,400	107
Silergy Corp.	22,000	1,886
SINA Corp.*	17,559	744
Sinolink Securities Co. Ltd., Class A	48,400	121
Sinoma Science & Technology Co. Ltd., Class A	51,400	191
Sinopec Shanghai Petrochemical Co. Ltd., Class A	144,100	76
Sinopharm Group Co. Ltd., Class H	405,514	989
Sinotrans Ltd., Class A	75,400	51
Sinotruk Hong Kong Ltd.	221,000	566
Skshu Paint Co. Ltd., Class A	7,000	162
Smoore International Holdings Ltd.*	125,000	965
Songcheng Performance Development Co. Ltd., Class A	43,200	117
SooChow Securities Co. Ltd., Class A	67,110	101
Southwest Securities Co. Ltd., Class A	131,700	109
Spring Airlines Co. Ltd., Class A	14,200	120
STO Express Co. Ltd., Class A	26,300	41
Sunac China Holdings Ltd.	774,000	2,862
Sungrow Power Supply Co. Ltd., Class A	27,200	302
Suning.com Co. Ltd., Class A	149,100	176
Sunny Optical Technology Group Co. Ltd.	215,625	4,745
Sunwoda Electronic Co. Ltd., Class A	22,300	105
Suofeiya Home Collection Co. Ltd., Class A	5,700	23
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	30,300	121
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	45,900	66
TAL Education Group ADR*	114,647	8,198
Tangshan Jidong Cement Co. Ltd., Class A	23,200	50
TBEA Co. Ltd., Class A	69,000	107
TCL Technology Group Corp., Class A	273,000	297
Tencent Holdings Ltd.	1,733,589	126,669
Tencent Music Entertainment Group ADR*	111,567	2,147
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Thunder Software Technology Co. Ltd., Class A	7,200	$129
Tianfeng Securities Co. Ltd., Class A	90,500	85
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,200	78
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	51,700	36
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	55,900	219
Tianma Microelectronics Co. Ltd., Class A	51,500	116
Tianshui Huatian Technology Co. Ltd., Class A	67,700	141
Tingyi Cayman Islands Holding Corp.	596,435	1,020
Toly Bread Co. Ltd., Class A	9,200	83
Tongcheng-Elong Holdings Ltd.*	244,400	473
TongFu Microelectronics Co. Ltd., Class A*	31,500	122
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	44,400	91
Tongkun Group Co. Ltd., Class A	31,600	100
Tongling Nonferrous Metals Group Co. Ltd., Class A	218,400	86
Tongwei Co. Ltd., Class A	78,900	466
Topchoice Medical Corp., Class A*	6,100	258
Topsec Technologies Group, Inc., Class A*	19,900	64
Topsports International Holdings Ltd.	355,000	533
Transfar Zhilian Co. Ltd., Class A	41,000	30
TravelSky Technology Ltd., Class H	297,000	717
Trip.com Group Ltd. ADR*	143,504	4,840
Tsingtao Brewery Co. Ltd., Class A	12,800	195
Tsingtao Brewery Co. Ltd., Class H	137,767	1,441
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,400	213
Uni-President China Holdings Ltd.	383,000	390
Unisplendour Corp. Ltd., Class A	48,048	151
Universal Scientific Industrial Shanghai Co. Ltd., Class A	27,800	83
Venustech Group, Inc., Class A	10,800	48
Vipshop Holdings Ltd. ADR*	133,808	3,761
Visionox Technology, Inc., Class A*	36,400	63
Walvax Biotechnology Co. Ltd., Class A	27,100	160
Wangsu Science & Technology Co. Ltd., Class A	42,900	45

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Wanhua Chemical Group Co. Ltd., Class A	58,100	$810
Want Want China Holdings Ltd. (OTC Exchange)	1,536,870	1,112
Weibo Corp. ADR*	16,970	696
Weichai Power Co. Ltd., Class A	101,700	246
Weichai Power Co. Ltd., Class H	586,812	1,180
Weifu High-Technology Group Co. Ltd., Class A	13,000	46
Weihai Guangwei Composites Co. Ltd., Class A	8,900	121
Wens Foodstuffs Group Co. Ltd., Class A	109,700	306
Western Securities Co. Ltd., Class A	61,100	95
Will Semiconductor Co. Ltd. Shanghai, Class A	16,200	574
Wingtech Technology Co. Ltd., Class A	24,000	364
Winning Health Technology Group Co. Ltd., Class A	43,030	116
Wuchan Zhongda Group Co. Ltd., Class A	67,000	45
Wuhan Guide Infrared Co. Ltd., Class A	29,410	188
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	36,500	175
Wuhu Token Science Co. Ltd., Class A	42,000	57
Wuliangye Yibin Co. Ltd., Class A (Shenzhen Stock Exchange)	70,400	3,150
WUS Printed Circuit Kunshan Co. Ltd., Class A	33,800	97
WuXi AppTec Co. Ltd., Class A	39,860	823
WuXi AppTec Co. Ltd., Class H	83,476	1,640
Wuxi Biologics Cayman, Inc.*	922,500	12,288
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	18,200	234
Wuxi Taiji Industry Co. Ltd., Class A	36,200	52
XCMG Construction Machinery Co. Ltd., Class A	117,700	97
Xiamen C & D, Inc., Class A	84,300	106
Xiamen Intretech, Inc., Class A	7,800	77
Xiamen Tungsten Co. Ltd., Class A	24,200	63
Xiaomi Corp., Class B*	4,328,200	18,666
Xinhu Zhongbao Co. Ltd., Class A	163,100	78
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	63,800	140
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	242,236	$486
Xinyi Solar Holdings Ltd.	1,221,879	3,189
XPeng, Inc. ADR*	50,865	2,179
Yadea Group Holdings Ltd.	312,000	645
Yango Group Co. Ltd., Class A	95,800	96
Yantai Eddie Precision Machinery Co. Ltd., Class A	15,100	160
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,100	92
Yanzhou Coal Mining Co. Ltd., Class A	39,100	60
Yanzhou Coal Mining Co. Ltd., Class H	513,138	410
Yealink Network Technology Corp. Ltd., Class A	14,400	161
Yifan Pharmaceutical Co. Ltd., Class A	21,200	61
Yifeng Pharmacy Chain Co. Ltd., Class A	10,120	140
Yihai International Holding Ltd.*	142,000	2,116
Yintai Gold Co. Ltd., Class A	33,600	44
Yonghui Superstores Co. Ltd., Class A	165,300	182
Yonyou Network Technology Co. Ltd., Class A	65,335	439
Youngor Group Co. Ltd., Class A	86,300	95
YTO Express Group Co. Ltd., Class A	80,300	142
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	19,100	58
Yum China Holdings, Inc.	120,205	6,863
Yunda Holding Co. Ltd., Class A	41,450	100
Yunnan Baiyao Group Co. Ltd., Class A	21,500	374
Yunnan Energy New Material Co. Ltd., Class A	18,600	405
Zai Lab Ltd. ADR*	20,625	2,791
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,393	426
Zhaojin Mining Industry Co. Ltd., Class H	347,000	410
Zhejiang Century Huatong Group Co. Ltd., Class A*	145,460	159
Zhejiang Chint Electrics Co. Ltd., Class A	36,494	219
Zhejiang Dahua Technology Co. Ltd., Class A	48,500	148
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	129
Zhejiang Expressway Co. Ltd., Class H	397,294	336

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 35.8%continued
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	$120
Zhejiang Huayou Cobalt Co. Ltd., Class A*	18,950	230
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	22,000	102
Zhejiang Juhua Co. Ltd., Class A	47,200	59
Zhejiang Longsheng Group Co. Ltd., Class A	50,800	106
Zhejiang NHU Co. Ltd., Class A	36,700	189
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	75,220	284
Zhejiang Semir Garment Co. Ltd., Class A	38,700	59
Zhejiang Supor Co. Ltd., Class A	9,400	112
Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,000	77
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	10,100	118
Zhengzhou Yutong Bus Co. Ltd., Class A	43,300	112
Zhenro Properties Group Ltd.(2)	446,000	269
Zheshang Securities Co. Ltd., Class A	79,200	185
ZhongAn Online P&C Insurance Co. Ltd., Class H*	122,000	573
Zhongji Innolight Co. Ltd., Class A	17,600	137
Zhongjin Gold Corp. Ltd., Class A	83,400	113
Zhongsheng Group Holdings Ltd.	171,500	1,223
Zhongtian Financial Group Co. Ltd., Class A*	120,600	58
Zhuzhou CRRC Times Electric Co. Ltd., Class H	171,574	750
Zijin Mining Group Co. Ltd., Class A	342,100	488
Zijin Mining Group Co. Ltd., Class H	1,736,162	1,953
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	169
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (OTC Exchange)	441,800	530
ZTE Corp., Class A	67,500	348
ZTE Corp., Class H	243,517	612
ZTO Express Cayman, Inc. ADR	122,440	3,570
		865,518
Colombia – 0.1%
Bancolombia S.A.	73,138	751
Ecopetrol S.A.	1,357,673	881
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Colombia – 0.1%continued
Grupo de Inversiones Suramericana S.A.	67,303	$502
Interconexion Electrica S.A. ESP	127,536	962
		3,096
Czech Republic – 0.1%
CEZ A.S.	49,867	1,192
Komercni banka A.S.*	23,971	728
Moneta Money Bank A.S.*	151,153	478
		2,398
Egypt – 0.1%
Commercial International Bank Egypt S.A.E. (OTC Exchange)	422,122	1,588
Eastern Co. S.A.E.	290,572	241
ElSewedy Electric Co.	220,868	138
		1,967
Greece – 0.1%
FF Group(3) *	18,664	—
Hellenic Telecommunications Organization S.A.	73,786	1,190
JUMBO S.A.	34,909	608
OPAP S.A.	58,955	789
		2,587
Hong Kong – 2.8%
Alibaba Health Information Technology Ltd.*	1,212,000	3,596
Alibaba Pictures Group Ltd.*	3,830,000	475
Beijing Enterprises Holdings Ltd.	162,771	531
Beijing Enterprises Water Group Ltd.*	1,609,886	647
Bosideng International Holdings Ltd.	908,000	463
Brilliance China Automotive Holdings Ltd.	947,944	865
China Education Group Holdings Ltd.(2)	218,000	420
China Everbright Environment Group Ltd.	1,197,629	678
China Everbright Ltd.	311,110	418
China Gas Holdings Ltd.	789,095	3,146
China Huishan Dairy Holdings Co. Ltd.(3) *	1,922,380	—
China Jinmao Holdings Group Ltd.	1,737,791	800
China Mengniu Dairy Co. Ltd.*	832,870	5,041
China Merchants Port Holdings Co. Ltd.	394,329	483
China Mobile Ltd. (OTC Exchange)	1,857,508	10,615
China Overseas Land & Investment Ltd.	1,159,695	2,523
China Overseas Property Holdings Ltd.	375,000	196

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Hong Kong – 2.8%continued
China Power International Development Ltd.	1,219,000	$261
China Resources Beer Holdings Co. Ltd.	440,948	4,064
China Resources Cement Holdings Ltd.	756,000	845
China Resources Gas Group Ltd.	281,958	1,500
China Resources Land Ltd.	969,432	4,017
China Resources Power Holdings Co. Ltd.	611,735	661
China State Construction International Holdings Ltd.	659,600	376
China Taiping Insurance Holdings Co. Ltd.	509,104	921
China Traditional Chinese Medicine Holdings Co. Ltd.	934,000	463
China Unicom Hong Kong Ltd.	1,866,494	1,065
China Youzan Ltd.*	4,184,000	1,254
COSCO SHIPPING Ports Ltd.	584,821	407
Far East Horizon Ltd.	641,000	662
Geely Automobile Holdings Ltd.	1,780,641	6,097
Guangdong Investment Ltd.	888,514	1,605
Hopson Development Holdings Ltd.	196,000	499
Hutchison China MediTech Ltd. ADR*	22,116	708
Kingboard Holdings Ltd.	208,500	879
Kingboard Laminates Holdings Ltd.	308,000	504
Kunlun Energy Co. Ltd.	1,217,230	1,053
Lee & Man Paper Manufacturing Ltd.	362,000	297
Nine Dragons Paper Holdings Ltd.	518,923	739
Shanghai Industrial Urban Development Group Ltd.(4)	1	—
Shenzhen International Holdings Ltd.	351,255	567
Shenzhen Investment Ltd.	1,036,200	356
Shimao Group Holdings Ltd.	374,403	1,197
Sino Biopharmaceutical Ltd.	3,138,750	3,036
SSY Group Ltd.	440,000	250
Sun Art Retail Group Ltd.	575,500	586
Vinda International Holdings Ltd.	103,000	282
Wharf Holdings (The) Ltd.	470,000	1,266
Yuexiu Property Co. Ltd.	1,998,000	403
		67,717
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC*	117,762	857
OTP Bank Nyrt. (OTC Exchange)*	67,751	3,048
Richter Gedeon Nyrt.	43,427	1,090
		4,995
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 9.1%
ACC Ltd.	22,187	$492
Adani Green Energy Ltd.*	117,684	1,700
Adani Ports & Special Economic Zone Ltd.	161,290	1,070
Ambuja Cements Ltd.	199,447	680
Apollo Hospitals Enterprise Ltd.	27,526	911
Asian Paints Ltd.	116,073	4,401
Aurobindo Pharma Ltd.	89,708	1,133
Avenue Supermarts Ltd.*	47,022	1,778
Axis Bank Ltd.*	684,892	5,830
Bajaj Auto Ltd.	21,818	1,029
Bajaj Finance Ltd.	81,696	5,933
Bajaj Finserv Ltd.	11,793	1,440
Balkrishna Industries Ltd.	25,825	583
Bandhan Bank Ltd.*	224,080	1,237
Berger Paints India Ltd.	73,871	769
Bharat Forge Ltd.	64,960	468
Bharat Petroleum Corp. Ltd.	201,299	1,053
Bharti Airtel Ltd.	379,366	2,652
Biocon Ltd.*	131,934	842
Britannia Industries Ltd.	33,089	1,622
Cipla Ltd.	134,470	1,511
Coal India Ltd.	355,985	661
Colgate-Palmolive India Ltd.	36,805	789
Container Corp. of India Ltd.	81,125	444
Dabur India Ltd.	162,978	1,192
Divi's Laboratories Ltd.	40,105	2,117
DLF Ltd.	174,412	557
Dr. Reddy's Laboratories Ltd.	33,440	2,387
Dr. Reddy's Laboratories Ltd. ADR	1,163	83
Eicher Motors Ltd.	40,880	1,419
GAIL India Ltd.	453,020	767
Godrej Consumer Products Ltd.	125,575	1,274
Grasim Industries Ltd.	91,999	1,171
Havells India Ltd.	63,875	801
HCL Technologies Ltd.	328,310	4,261
HDFC Asset Management Co. Ltd.	14,653	587
HDFC Life Insurance Co. Ltd.*	213,751	1,983
Hero MotoCorp Ltd.	36,674	1,563
Hindalco Industries Ltd.	461,870	1,526
Hindustan Petroleum Corp. Ltd.	174,925	523
Hindustan Unilever Ltd.	248,725	8,167

NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 9.1%continued
Housing Development Finance Corp. Ltd. (National Stock Exchange of India)	514,254	$18,133
ICICI Bank Ltd.*	1,542,988	11,326
ICICI Lombard General Insurance Co. Ltd.*	63,074	1,316
ICICI Prudential Life Insurance Co. Ltd.*	110,386	754
Indian Oil Corp. Ltd.	541,627	675
Indraprastha Gas Ltd.	93,019	643
Indus Towers Ltd.	99,384	314
Info Edge India Ltd.	21,564	1,408
Infosys Ltd.	1,030,568	17,729
InterGlobe Aviation Ltd.*	26,664	631
Ipca Laboratories Ltd.	21,684	651
ITC Ltd.	892,298	2,556
JSW Steel Ltd.	259,418	1,379
Jubilant Foodworks Ltd.	24,508	939
Kotak Mahindra Bank Ltd.*	166,547	4,558
Larsen & Toubro Infotech Ltd.	16,035	804
Larsen & Toubro Ltd. (National Stock Exchange of India)	202,004	3,566
Lupin Ltd.	63,701	853
Mahindra & Mahindra Ltd.	241,423	2,388
Marico Ltd.	153,169	845
Maruti Suzuki India Ltd.	41,083	4,311
Motherson Sumi Systems Ltd.	368,141	835
MRF Ltd.	561	583
Muthoot Finance Ltd.	38,715	643
Nestle India Ltd.	10,163	2,563
NTPC Ltd.	1,325,992	1,812
Oil & Natural Gas Corp. Ltd.	800,720	1,021
Page Industries Ltd.	1,768	669
Petronet LNG Ltd.	223,896	761
PI Industries Ltd.	25,259	761
Pidilite Industries Ltd.	46,922	1,135
Piramal Enterprises Ltd.	26,268	515
Power Grid Corp. of India Ltd.	620,109	1,617
REC Ltd.	198,370	365
Reliance Industries Ltd. (National Stock Exchange of India)	862,819	23,504
SBI Life Insurance Co. Ltd.*	121,506	1,510
Shree Cement Ltd.	3,224	1,062
Shriram Transport Finance Co. Ltd.	56,258	809
Siemens Ltd.	20,440	441
State Bank of India*	539,868	2,038
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 9.1%continued
Sun Pharmaceutical Industries Ltd.	253,989	$2,065
Tata Consultancy Services Ltd. (National Stock Exchange of India)	283,277	11,117
Tata Consumer Products Ltd.	182,055	1,474
Tata Motors Ltd.*	525,682	1,323
Tata Steel Ltd.	197,621	1,747
Tech Mahindra Ltd.	189,821	2,536
Titan Co. Ltd.	107,452	2,310
Torrent Pharmaceuticals Ltd.	14,569	560
Trent Ltd.	55,096	521
UltraTech Cement Ltd.	34,893	2,527
United Spirits Ltd.*	83,569	663
UPL Ltd.	155,382	993
Vedanta Ltd.	587,022	1,293
Wipro Ltd.	345,618	1,827
Yes Bank Ltd. (National Stock Exchange of India)*	2,984,055	731
Zee Entertainment Enterprises Ltd.	248,735	764
		220,280
Indonesia – 1.3%
Ace Hardware Indonesia Tbk PT	1,968,700	241
Adaro Energy Tbk PT	4,130,720	421
Astra International Tbk PT	6,122,260	2,629
Bank Central Asia Tbk PT	2,982,792	7,187
Bank Mandiri Persero Tbk PT	5,645,910	2,548
Bank Negara Indonesia Persero Tbk PT	2,338,609	1,030
Bank Rakyat Indonesia Persero Tbk PT	16,788,190	4,983
Barito Pacific Tbk PT*	7,663,900	601
Charoen Pokphand Indonesia Tbk PT	2,275,535	1,059
Gudang Garam Tbk PT*	138,015	403
Indah Kiat Pulp & Paper Corp. Tbk PT	785,000	583
Indocement Tunggal Prakarsa Tbk PT	422,503	436
Indofood CBP Sukses Makmur Tbk PT	663,600	453
Indofood Sukses Makmur Tbk PT	1,407,271	686
Kalbe Farma Tbk PT	6,194,480	652
Merdeka Copper Gold Tbk PT*	2,863,800	496
Perusahaan Gas Negara Tbk PT	3,299,412	389
Sarana Menara Nusantara Tbk PT	6,695,900	458
Semen Indonesia Persero Tbk PT	943,355	836
Telkom Indonesia Persero Tbk PT	14,981,162	3,536
Unilever Indonesia Tbk PT	2,324,740	1,216
United Tractors Tbk PT	532,771	1,011
		31,854

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Kuwait – 0.5%
Agility Public Warehousing Co. K.S.C.	323,600	$719
Boubyan Bank K.S.C.P.	341,957	639
Gulf Bank K.S.C.P.	442,359	319
Kuwait Finance House K.S.C.P.	1,279,558	2,852
Mabanee Co. KPSC	158,940	344
Mobile Telecommunications Co. K.S.C.P.	628,463	1,253
National Bank of Kuwait S.A.K.P.	1,966,158	5,431
		11,557
Malaysia – 1.5%
AMMB Holdings Bhd.	482,237	438
Axiata Group Bhd.	788,903	735
CIMB Group Holdings Bhd.	1,950,796	2,093
Dialog Group Bhd.	1,214,944	1,045
DiGi.Com Bhd.	966,100	995
Fraser & Neave Holdings Bhd.	43,100	344
Gamuda Bhd.	505,936	490
Genting Bhd.	611,900	680
Genting Malaysia Bhd.	852,000	570
Genting Plantations Bhd.	74,500	183
HAP Seng Consolidated Bhd.	210,400	450
Hartalega Holdings Bhd.	511,900	1,548
Hong Leong Bank Bhd.	205,698	935
Hong Leong Financial Group Bhd.	62,128	279
IHH Healthcare Bhd.	684,200	937
IOI Corp. Bhd.	789,840	858
Kossan Rubber Industries	367,400	412
Kuala Lumpur Kepong Bhd.	137,692	811
Malayan Banking Bhd.	1,189,959	2,503
Malaysia Airports Holdings Bhd.	312,593	462
Maxis Bhd.	732,751	920
MISC Bhd.	407,560	698
Nestle Malaysia Bhd.	20,200	698
Petronas Chemicals Group Bhd.	734,500	1,360
Petronas Dagangan Bhd.	87,600	468
Petronas Gas Bhd.	246,200	1,052
PPB Group Bhd.	199,900	921
Press Metal Aluminium Holdings Bhd.	405,600	846
Public Bank Bhd.	880,561	4,513
QL Resources Bhd.	314,250	453
RHB Bank Bhd.	513,346	697
Sime Darby Bhd.	781,128	449
Sime Darby Plantation Bhd.	624,628	775
Supermax Corp. Bhd.*	475,333	712
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Malaysia – 1.5%continued
Telekom Malaysia Bhd.	326,586	$440
Tenaga Nasional Bhd.	687,950	1,785
Top Glove Corp. Bhd.	1,419,700	2,167
Westports Holdings Bhd.	244,600	262
		35,984
Mexico – 1.7%
Alfa S.A.B. de C.V., Class A (OTC Exchange)	870,480	626
America Movil S.A.B. de C.V., Series L	10,171,535	7,406
Arca Continental S.A.B. de C.V.	126,484	605
Becle S.A.B. de C.V.	157,200	396
Cemex S.A.B. de C.V., Series CPO*	4,578,452	2,367
Coca-Cola Femsa S.A.B. de C.V.	150,722	694
Fibra Uno Administracion S.A. de C.V.	994,701	1,125
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	588,243	4,462
Gruma S.A.B. de C.V., Series B	68,445	816
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B*	117,152	1,307
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B*	64,615	1,071
Grupo Bimbo S.A.B. de C.V., Series A	483,228	1,048
Grupo Carso S.A.B. de C.V., Series A1*	135,273	448
Grupo Financiero Banorte S.A.B. de C.V., Series O (OTC Exchange)*	784,888	4,325
Grupo Financiero Inbursa S.A.B. de C.V., Series O*	663,933	668
Grupo Mexico S.A.B. de C.V., Series B	941,839	3,994
Grupo Televisa S.A.B., Series CPO*	737,214	1,208
Industrias Penoles S.A.B. de C.V.	44,159	751
Infraestructura Energetica Nova S.A.B. de C.V.*	165,600	649
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	476,027	813
Megacable Holdings S.A.B. de C.V., Series CPO	83,551	303
Orbia Advance Corp. S.A.B. de C.V.	333,280	784
Promotora y Operadora de Infraestructura S.A.B. de C.V.	65,855	584
Telesites S.A.B. de C.V.*	389,600	421
Wal-Mart de Mexico S.A.B. de C.V.	1,584,383	4,451
		41,322
Pakistan – 0.0%
Habib Bank Ltd.	161,400	134

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Pakistan – 0.0%continued
MCB Bank Ltd.	125,000	$145
Oil & Gas Development Co. Ltd.	176,600	115
		394
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR*	61,890	754
Credicorp Ltd.	20,505	3,363
Southern Copper Corp.	25,790	1,680
		5,797
Philippines – 0.7%
Aboitiz Equity Ventures, Inc.	570,189	561
Aboitiz Power Corp.	403,944	224
Ayala Corp.	85,387	1,471
Ayala Land, Inc.	2,447,960	2,085
Bank of the Philippine Islands	485,136	824
BDO Unibank, Inc.	603,809	1,344
Globe Telecom, Inc.	9,555	404
GT Capital Holdings, Inc.	27,972	341
International Container Terminal Services, Inc.	315,360	811
JG Summit Holdings, Inc.	912,293	1,360
Jollibee Foods Corp.	141,183	574
Manila Electric Co.	66,140	402
Megaworld Corp.	3,879,700	330
Metro Pacific Investments Corp.	4,739,400	423
Metropolitan Bank & Trust Co.	516,249	527
PLDT, Inc.	24,985	700
Puregold Price Club, Inc.	289,700	248
SM Investments Corp.	72,867	1,594
SM Prime Holdings, Inc.	3,057,113	2,451
Universal Robina Corp.	277,400	881
		17,555
Poland – 0.7%
Allegro.eu S.A.*	77,373	1,758
Bank Polska Kasa Opieki S.A.*	58,201	951
CD Projekt S.A.*	20,350	1,496
Cyfrowy Polsat S.A.	82,593	673
Dino Polska S.A.*	15,140	1,172
KGHM Polska Miedz S.A.*	42,344	2,076
LPP S.A.*	410	912
Orange Polska S.A.*	190,250	335
PGE Polska Grupa Energetyczna S.A.*	241,467	422
Polski Koncern Naftowy ORLEN S.A.	91,866	1,418
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Poland – 0.7%continued
Polskie Gornictwo Naftowe i Gazownictwo S.A.	497,487	$738
Powszechna Kasa Oszczednosci Bank Polski S.A.*	264,652	2,040
Powszechny Zaklad Ubezpieczen S.A.*	184,870	1,600
Santander Bank Polska S.A.*	10,254	509
		16,100
Qatar – 0.7%
Barwa Real Estate Co.	595,126	557
Commercial Bank PSQC (The)	632,789	764
Industries Qatar QSC	548,965	1,641
Masraf Al Rayan QSC	1,117,956	1,393
Mesaieed Petrochemical Holding Co.	1,392,065	783
Ooredoo QPSC	227,831	471
Qatar Electricity & Water Co. QSC	154,684	759
Qatar Fuel QSC	154,583	793
Qatar Gas Transport Co. Ltd.	719,290	628
Qatar International Islamic Bank QSC	212,858	529
Qatar Islamic Bank S.A.Q.	350,199	1,647
Qatar National Bank QPSC	1,368,890	6,705
		16,670
Romania – 0.0%
NEPI Rockcastle PLC	116,688	742
Russia – 2.8%
Alrosa PJSC	739,770	984
Gazprom PJSC	1,912,988	5,502
Gazprom PJSC ADR (OTC Exchange)	816,297	4,538
Inter RAO UES PJSC	10,540,623	757
LUKOIL PJSC	63,237	4,419
LUKOIL PJSC ADR	59,399	4,050
Magnit PJSC	2,287	175
Magnit PJSC GDR (Registered)(2)	98,218	1,730
Mail.Ru Group Ltd. GDR (Registered)(2) *	31,293	842
MMC Norilsk Nickel PJSC	17,374	5,567
MMC Norilsk Nickel PJSC ADR	17,697	553
Mobile TeleSystems PJSC ADR	137,967	1,235
Moscow Exchange MICEX-RTS PJSC	433,716	936
Novatek PJSC GDR (Registered)(2)	27,550	4,470
Novolipetskiy Metallurgicheskiy Kombinat PAO	373,930	1,057
PhosAgro PJSC GDR (Registered)(2)	35,003	477
Polymetal International PLC	71,349	1,674

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Russia – 2.8%continued
Polyus PJSC	10,152	$2,090
Rosneft Oil Co. PJSC	195,225	1,149
Rosneft Oil Co. PJSC GDR (Registered)(2)	157,036	886
Sberbank of Russia PJSC	3,208,592	11,762
Sberbank of Russia PJSC (Moscow Exchange)	56,000	205
Severstal PAO	54,804	975
Severstal PAO GDR (Registered)(2)	10,645	186
Surgutneftegas PJSC	1,258,267	615
Surgutneftegas PJSC ADR (London Exchange)	95,608	439
Tatneft PJSC	368,557	2,553
Tatneft PJSC ADR (Frankfurt Exchange)	1,663	69
Tatneft PJSC ADR (OTC Exchange)	8,388	342
VTB Bank PJSC	800,566,738	408
VTB Bank PJSC GDR(5) (6)	11,036	11
VTB Bank PJSC GDR (Registered)(2)	67,875	65
X5 Retail Group N.V. GDR (Registered)(2)	37,131	1,386
Yandex N.V., Class A*	91,207	6,360
		68,467
Saudi Arabia – 2.4%
Abdullah Al Othaim Markets Co.	12,656	415
Advanced Petrochemical Co.	30,924	552
Al Rajhi Bank	370,513	7,269
Alinma Bank*	298,673	1,288
Almarai Co. JSC	76,908	1,127
Arab National Bank	185,967	997
Bank AlBilad	116,819	884
Bank Al-Jazira	115,310	420
Banque Saudi Fransi	178,587	1,505
Bupa Arabia for Cooperative Insurance Co.*	17,219	561
Co for Cooperative Insurance (The)*	17,476	371
Dar Al Arkan Real Estate Development Co.*	154,388	357
Dr. Sulaiman Al Habib Medical Services Group Co.	14,248	414
Emaar Economic City*	109,771	270
Etihad Etisalat Co.*	117,996	901
Jarir Marketing Co.	18,463	853
Mobile Telecommunications Co. Saudi Arabia*	120,964	442
National Commercial Bank	444,616	5,138
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Saudi Arabia – 2.4%continued
National Industrialization Co.*	94,064	$343
Rabigh Refining & Petrochemical Co.*	62,849	231
Riyad Bank	408,321	2,198
Sahara International Petrochemical Co.	102,232	472
Samba Financial Group	296,411	2,416
Saudi Airlines Catering Co.	11,114	228
Saudi Arabian Fertilizer Co.	62,104	1,334
Saudi Arabian Mining Co.*	130,941	1,414
Saudi Arabian Oil Co.	665,412	6,208
Saudi Basic Industries Corp.	272,214	7,358
Saudi British Bank (The)	249,030	1,641
Saudi Cement Co.	21,013	345
Saudi Electricity Co.	252,966	1,438
Saudi Industrial Investment Group	66,692	487
Saudi Kayan Petrochemical Co.*	210,996	805
Saudi Telecom Co.	181,476	5,131
Savola Group (The)	81,299	921
Yanbu National Petrochemical Co.	77,427	1,319
		58,053
Singapore – 0.0%
BOC Aviation Ltd.	59,400	514
South Africa – 3.4%
Absa Group Ltd.	218,383	1,791
African Rainbow Minerals Ltd.	30,416	542
Anglo American Platinum Ltd.	16,502	1,609
AngloGold Ashanti Ltd.	125,961	2,880
Aspen Pharmacare Holdings Ltd.*	120,438	1,028
Bid Corp. Ltd.	101,446	1,822
Bidvest Group (The) Ltd. (OTC Exchange)	90,353	971
Capitec Bank Holdings Ltd.*	20,983	2,045
Clicks Group Ltd.	75,210	1,294
Discovery Ltd.	122,538	1,268
Exxaro Resources Ltd.	72,060	676
FirstRand Ltd.	1,442,150	5,029
Gold Fields Ltd.	267,173	2,478
Growthpoint Properties Ltd.	914,185	783
Harmony Gold Mining Co. Ltd.*	170,682	821
Impala Platinum Holdings Ltd.	241,676	3,324
Kumba Iron Ore Ltd.	18,486	785
Mr Price Group Ltd.	73,990	861
MTN Group	512,925	2,103
MultiChoice Group	136,150	1,242
Naspers Ltd., Class N	131,124	26,837

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
South Africa – 3.4%continued
Nedbank Group Ltd.	116,183	$1,025
Northam Platinum Ltd.*	109,040	1,558
Old Mutual Ltd.	1,447,613	1,173
Rand Merchant Investment Holdings Ltd.	216,879	474
Reinet Investments S.C.A.	46,338	868
Remgro Ltd.	163,689	1,074
Sanlam Ltd.	538,857	2,156
Sasol Ltd.*	172,339	1,552
Shoprite Holdings Ltd.	152,613	1,446
Sibanye Stillwater Ltd.	687,721	2,769
SPAR Group (The) Ltd.	55,976	718
Standard Bank Group Ltd.	391,971	3,398
Tiger Brands Ltd.	46,303	653
Vodacom Group Ltd.	194,346	1,639
Woolworths Holdings Ltd.	258,909	699
		81,391
South Korea – 12.4%
Alteogen, Inc.*	5,753	955
Amorepacific Corp.	9,724	1,848
AMOREPACIFIC Group	8,413	426
BGF retail Co. Ltd.	2,232	279
Celltrion Healthcare Co. Ltd.*	21,019	3,143
Celltrion Pharm, Inc.*	5,179	1,133
Celltrion, Inc.*	29,140	9,603
Cheil Worldwide, Inc.	19,809	375
CJ CheilJedang Corp.	2,597	910
CJ Corp.	4,605	391
CJ ENM Co. Ltd.	3,478	448
CJ Logistics Corp.*	2,659	405
Coway Co. Ltd.*	14,882	996
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	10,696	271
DB Insurance Co. Ltd.	14,222	573
Doosan Bobcat, Inc.	14,702	401
Doosan Heavy Industries & Construction Co. Ltd.*	56,588	709
Douzone Bizon Co. Ltd.	6,344	607
E-MART, Inc.	6,155	861
Fila Holdings Corp.	15,635	630
GS Engineering & Construction Corp.	17,535	611
GS Holdings Corp.	14,665	507
GS Retail Co. Ltd.	7,937	252
Hana Financial Group, Inc.	90,811	2,888
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
South Korea – 12.4%continued
Hankook Tire & Technology Co. Ltd.	21,330	$775
Hanmi Pharm Co. Ltd.*	1,906	645
Hanon Systems	53,657	800
Hanwha Corp.	11,199	291
Hanwha Solutions Corp.	31,429	1,382
HLB, Inc.*	13,613	1,157
Hotel Shilla Co. Ltd.	10,055	761
Hyundai Engineering & Construction Co. Ltd.	24,909	860
Hyundai Glovis Co. Ltd.	5,812	987
Hyundai Heavy Industries Holdings Co. Ltd.	2,930	765
Hyundai Marine & Fire Insurance Co. Ltd.	20,578	430
Hyundai Mobis Co. Ltd. (OTC Exchange)*	20,125	4,748
Hyundai Motor Co. (OTC Exchange)	45,238	8,026
Hyundai Steel Co.	27,495	1,006
Industrial Bank of Korea	74,194	604
Kakao Corp.	17,135	6,163
Kangwon Land, Inc.	30,698	664
KB Financial Group, Inc.	119,477	4,745
Kia Motors Corp.	79,694	4,590
KMW Co. Ltd.*	7,542	562
Korea Aerospace Industries Ltd.	20,980	499
Korea Electric Power Corp.	77,667	1,963
Korea Gas Corp.	7,741	221
Korea Investment Holdings Co. Ltd.	13,168	959
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	12,070	1,203
Korea Zinc Co. Ltd.	2,651	979
Korean Air Lines Co. Ltd.*	23,042	578
KT&G Corp.	35,296	2,703
Kumho Petrochemical Co. Ltd.	5,640	755
LG Chem Ltd.	13,878	10,564
LG Corp.	28,705	2,316
LG Display Co. Ltd.	72,360	1,239
LG Electronics, Inc.	32,173	4,002
LG Household & Health Care Ltd.	2,834	4,226
LG Innotek Co. Ltd.	4,140	693
LG Uplus Corp.	61,397	665
Lotte Chemical Corp.	5,231	1,333
Lotte Corp.*	7,684	250
Lotte Shopping Co. Ltd.	3,247	306
Meritz Securities Co. Ltd.	77,596	263

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
South Korea – 12.4%continued
Mirae Asset Daewoo Co. Ltd.	92,672	$808
NAVER Corp.	37,262	10,062
NCSoft Corp.	4,980	4,275
Netmarble Corp.*	6,190	751
NH Investment & Securities Co. Ltd.	32,551	339
Orion Corp.	6,807	776
Ottogi Corp.	335	178
Pan Ocean Co. Ltd.*	76,849	355
Pearl Abyss Corp.*	1,730	415
POSCO (OTC Exchange)	22,414	5,617
POSCO Chemical Co. Ltd.	5,998	576
S-1 Corp.	4,958	388
Samsung Biologics Co. Ltd.*	5,003	3,797
Samsung C&T Corp.	25,436	3,227
Samsung Card Co. Ltd.	8,323	249
Samsung Electro-Mechanics Co. Ltd.	16,943	2,784
Samsung Electronics Co. Ltd. (OTC Exchange)	1,438,136	107,483
Samsung Engineering Co. Ltd.*	45,663	559
Samsung Fire & Marine Insurance Co. Ltd.	9,313	1,611
Samsung Heavy Industries Co. Ltd.*	149,824	972
Samsung Life Insurance Co. Ltd.	21,340	1,558
Samsung SDI Co. Ltd.	16,638	9,651
Samsung SDS Co. Ltd.	10,531	1,728
Samsung Securities Co. Ltd.	19,983	746
Seegene, Inc.	5,611	1,000
Shin Poong Pharmaceutical Co. Ltd.*	9,026	1,034
Shinhan Financial Group Co. Ltd.	128,016	3,787
Shinsegae, Inc.	2,125	468
SK Biopharmaceuticals Co. Ltd.*	4,603	717
SK Chemicals Co. Ltd.	2,254	819
SK Holdings Co. Ltd.	10,640	2,361
SK Hynix, Inc. (Korea Exchange)	165,143	18,066
SK Innovation Co. Ltd.*	16,780	2,946
SK Telecom Co. Ltd.	11,755	2,580
SK Telecom Co. Ltd. ADR	1,900	46
S-Oil Corp.*	14,183	905
Woori Financial Group, Inc.	163,942	1,476
Yuhan Corp.*	15,343	1,061
		301,071
Taiwan – 12.4%
Accton Technology Corp.	154,000	1,739
Acer, Inc.	837,800	708
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Taiwan – 12.4%continued
Advantech Co. Ltd.	117,793	$1,471
ASE Technology Holding Co. Ltd.	982,928	2,844
Asia Cement Corp.	677,567	1,044
ASMedia Technology, Inc.	9,000	506
Asustek Computer, Inc.	212,546	1,900
AU Optronics Corp.*	2,676,215	1,339
Catcher Technology Co. Ltd.	210,111	1,545
Cathay Financial Holding Co. Ltd.	2,389,212	3,585
Chailease Holding Co. Ltd.	375,615	2,252
Chang Hwa Commercial Bank Ltd.	1,610,026	1,031
Cheng Shin Rubber Industry Co. Ltd.	511,184	799
Chicony Electronics Co. Ltd.	167,765	516
China Development Financial Holding Corp.	3,896,868	1,288
China Life Insurance Co. Ltd.	826,802	653
China Steel Corp.	3,569,156	3,138
Chunghwa Telecom Co. Ltd.	1,149,493	4,459
Compal Electronics, Inc.	1,312,759	966
CTBC Financial Holding Co. Ltd. (OTC Exchange)	5,306,878	3,722
Delta Electronics, Inc.	588,343	5,488
E.Sun Financial Holding Co. Ltd.	3,414,886	3,109
Eclat Textile Co. Ltd.	61,182	922
Evergreen Marine Corp. Taiwan Ltd.*	689,891	1,000
Far Eastern New Century Corp.	928,789	955
Far EasTone Telecommunications Co. Ltd.	493,345	1,074
Feng TAY Enterprise Co. Ltd.	120,928	861
First Financial Holding Co. Ltd.	3,105,691	2,365
Formosa Chemicals & Fibre Corp.	1,063,499	3,212
Formosa Petrochemical Corp.	352,487	1,252
Formosa Plastics Corp.	1,154,682	3,966
Foxconn Technology Co. Ltd.	264,131	501
Fubon Financial Holding Co. Ltd.	2,011,025	3,353
Giant Manufacturing Co. Ltd.	93,483	917
Globalwafers Co. Ltd.	68,000	1,721
Highwealth Construction Corp.	226,039	369
Hiwin Technologies Corp.	82,967	1,136
Hon Hai Precision Industry Co. Ltd. (OTC Exchange)	3,772,942	12,320
Hotai Motor Co. Ltd.	89,900	2,064
Hua Nan Financial Holdings Co. Ltd.	2,526,465	1,643
Innolux Corp.*	2,599,900	1,300
Inventec Corp.	720,314	614
Largan Precision Co. Ltd.	29,835	3,380

NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Taiwan – 12.4%continued
Lite-On Technology Corp.	652,964	$1,159
MediaTek, Inc.	456,334	12,187
Mega Financial Holding Co. Ltd.	3,290,543	3,494
Micro-Star International Co. Ltd.	212,000	1,000
Nan Ya Plastics Corp.	1,558,951	3,996
Nanya Technology Corp.	388,071	1,203
Nien Made Enterprise Co. Ltd.	47,000	546
Novatek Microelectronics Corp.	173,850	2,274
Oneness Biotech Co. Ltd.*	51,000	437
Pegatron Corp.	597,594	1,434
Phison Electronics Corp.	42,608	506
Pou Chen Corp.	686,093	767
Powertech Technology, Inc.	236,568	801
President Chain Store Corp.	172,220	1,636
Quanta Computer, Inc.	875,576	2,528
Realtek Semiconductor Corp. (Taiwan Stock Exchange)	146,457	2,028
Ruentex Development Co. Ltd.	237,135	345
Shanghai Commercial & Savings Bank (The) Ltd.	1,019,359	1,495
Shin Kong Financial Holding Co. Ltd.	3,405,344	1,068
SinoPac Financial Holdings Co. Ltd.	3,101,792	1,262
Standard Foods Corp.	124,355	272
Synnex Technology International Corp.	384,940	645
Taishin Financial Holding Co. Ltd.	2,978,611	1,405
Taiwan Business Bank	1,801,699	624
Taiwan Cement Corp.	1,474,824	2,271
Taiwan Cooperative Financial Holding Co. Ltd.	2,822,604	2,041
Taiwan High Speed Rail Corp.	565,000	636
Taiwan Mobile Co. Ltd.	498,076	1,751
Taiwan Semiconductor Manufacturing Co. Ltd. (New York Stock Exchange)	7,421,749	139,391
Unimicron Technology Corp.	323,000	1,011
Uni-President Enterprises Corp.	1,460,150	3,514
United Microelectronics Corp.	3,511,043	5,886
Vanguard International Semiconductor Corp.	280,000	1,160
Walsin Technology Corp.	92,000	758
Win Semiconductors Corp. (Taipei Exchange)	104,000	1,286
Winbond Electronics Corp.	873,000	897
Wistron Corp.	888,449	983
Wiwynn Corp.	24,000	601
WPG Holdings Ltd.	461,290	703
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Taiwan – 12.4%continued
Ya Hsin Industrial Co. Ltd.(3) *	121,548	$—
Yageo Corp.	111,377	2,053
Yuanta Financial Holding Co. Ltd.	2,936,846	2,148
Zhen Ding Technology Holding Ltd.	185,850	757
		299,986
Thailand – 1.8%
Advanced Info Service PCL (Registered)	194,000	1,140
Advanced Info Service PCL NVDR	150,699	886
Airports of Thailand PCL NVDR	1,296,200	2,672
Asset World Corp. PCL NVDR	1,836,700	279
B Grimm Power PCL NVDR (Registered)	224,600	366
Bangkok Bank PCL (Registered)	90,100	358
Bangkok Bank PCL NVDR	75,300	298
Bangkok Commercial Asset Management PCL NVDR (Registered)	510,100	375
Bangkok Dusit Medical Services PCL NVDR	2,884,000	2,003
Bangkok Expressway & Metro PCL NVDR (Registered)	2,441,198	674
Berli Jucker PCL NVDR	344,900	397
BTS Group Holdings PCL NVDR	2,486,600	768
Bumrungrad Hospital PCL NVDR	124,387	497
Central Pattana PCL NVDR	689,400	1,098
Central Retail Corp. PCL NVDR (Registered)*	580,558	596
Charoen Pokphand Foods PCL NVDR	1,193,557	1,068
CP ALL PCL (Registered)	905,200	1,760
CP ALL PCL NVDR	860,836	1,666
Delta Electronics Thailand PCL NVDR	92,800	1,506
Electricity Generating PCL NVDR	95,000	612
Energy Absolute PCL NVDR	478,800	791
Global Power Synergy PCL NVDR	207,400	507
Gulf Energy Development PCL NVDR (Registered)	735,250	843
Home Product Center PCL NVDR	1,851,504	845
Indorama Ventures PCL NVDR	550,347	680
Intouch Holdings PCL NVDR	685,800	1,289
Kasikornbank PCL (Registered)	151,500	573
Kasikornbank PCL NVDR	382,947	1,445
Krung Thai Bank PCL (Registered)	699,750	259
Krung Thai Bank PCL NVDR	46,693	17
Krungthai Card PCL NVDR	221,900	443
Land & Houses PCL NVDR	2,429,100	640
Minor International PCL NVDR*	991,130	854

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Thailand – 1.8%continued
Muangthai Capital PCL NVDR (Registered)	212,900	$421
Osotspa PCL NVDR	213,900	253
PTT Exploration & Production PCL (Registered)	242,500	795
PTT Exploration & Production PCL NVDR	181,443	594
PTT Global Chemical PCL (Registered)	189,814	371
PTT Global Chemical PCL NVDR	531,476	1,038
PTT PCL (Registered)	1,835,000	2,603
PTT PCL NVDR	1,620,600	2,297
Ratch Group PCL NVDR	231,700	408
Siam Cement (The) PCL (Registered)	51,000	643
Siam Cement (The) PCL NVDR	188,098	2,378
Siam Commercial Bank (The) PCL (Registered)	232,700	680
Siam Commercial Bank (The) PCL NVDR	31,476	92
Sri Trang Gloves Thailand PCL NVDR	130,700	332
Srisawad Corp. PCL NVDR	215,700	473
Thai Oil PCL (Registered)	97,800	170
Thai Oil PCL NVDR	160,895	279
Thai Union Group PCL NVDR	882,500	400
Total Access Communication PCL NVDR	198,100	220
True Corp. PCL NVDR	3,378,252	388
		43,040
Turkey – 0.4%
Akbank T.A.S.*	895,393	838
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(4)	1	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	199,182	490
BIM Birlesik Magazalar A.S.	139,560	1,418
Eregli Demir ve Celik Fabrikalari T.A.S.	454,573	916
Ford Otomotiv Sanayi A.S.	20,141	342
Haci Omer Sabanci Holding A.S.	303,440	468
Is Gayrimenkul Yatirim Ortakligi A.S.(4) *	1	—
KOC Holding A.S.	250,507	714
Turk Hava Yollari A.O.*	158,415	275
Turkcell Iletisim Hizmetleri A.S.	365,976	795
Turkiye Garanti Bankasi A.S.*	668,602	937
Turkiye Is Bankasi A.S., Class C*	528,177	499
Turkiye Petrol Rafinerileri A.S.*	35,005	509
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Turkey – 0.4%continued
Turkiye Sise ve Cam Fabrikalari A.S.	396,264	$389
Yapi ve Kredi Bankasi A.S.*	848,462	353
		8,943
United Arab Emirates – 0.5%
Abu Dhabi Commercial Bank PJSC	843,753	1,426
Abu Dhabi Islamic Bank PJSC	408,686	523
Aldar Properties PJSC	1,209,622	1,038
Dubai Islamic Bank PJSC	519,496	653
Emaar Malls PJSC*	746,982	373
Emaar Properties PJSC (Dubai Exchange)*	1,101,818	1,060
Emirates NBD Bank PJSC	764,208	2,144
Emirates Telecommunications Group Co. PJSC	526,084	2,421
First Abu Dhabi Bank PJSC	825,716	2,902
		12,540
Total Common Stocks
(Cost $1,335,956)		2,322,170

PREFERRED STOCKS – 2.4% (1)
Brazil – 1.4%
Alpargatas S.A., 0.14%(7)	50,300	408
Banco Bradesco S.A., 2.57%(7)	1,341,401	7,026
Bradespar S.A., 3.24%(7)	63,300	778
Centrais Eletricas Brasileiras S.A., Class B, 5.11%(7)	72,241	518
Cia Energetica de Minas Gerais, 1.66%(7)	275,643	774
Cia Paranaense de Energia, Class B*	29,400	419
Gerdau S.A., 1.71%(7)	331,661	1,549
Itau Unibanco Holding S.A., 0.57%(7)	1,465,639	8,884
Itausa S.A., 0.68%(7)	1,335,839	3,042
Lojas Americanas S.A.*	276,580	1,406
Petroleo Brasileiro S.A., 0.00%(7) (8)	1,440,195	7,958
		32,762
Chile – 0.1%
Embotelladora Andina S.A., Class B, 4.51%(7)	100,164	254
Sociedad Quimica y Minera de Chile S.A., Class B, 1.26%(7)	34,615	1,695
		1,949

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 2.4% (1)continued
Colombia – 0.1%
Bancolombia S.A., 3.42%(7)	128,205	$1,292
Bancolombia S.A. ADR, 3.18%(7)	2,352	94
		1,386
Russia – 0.0%
Surgutneftegas PJSC, 2.32%(7)	2,136,837	1,208
South Korea – 0.8%
Hyundai Motor Co., 3.39%(7)	6,640	543
Hyundai Motor Co. (2nd Preferred)*	11,471	949
LG Chem Ltd., 0.49%(7)	2,443	861
LG Household & Health Care Ltd., 1.56%(7)	613	405
Samsung Electronics Co. Ltd., 1.90%(7)	248,890	16,895
		19,653
Total Preferred Stocks
(Cost $40,958)		56,958

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 0.0%
India – 0.0%
Britannia Industries Ltd.,
8.00%, 8/28/22 (INR)	$747	$11
Total Foreign Issuer Bonds
(Cost $10)		11

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
China – 0.0%
Legend Holdings Corp., Class H(3) *	17,469	$—
South Korea – 0.0%
POSCO Chemical Co. Ltd.*	1,429	40
Total Rights
(Cost $—)		40

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Srisawad Corp. PCL,Exp. 6/23/26, Strike $100.00*	8,628	$3
Total Warrants
(Cost $—)		3

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.6%
iShares Core MSCI Emerging Markets ETF	195,500	$12,129
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(9) (10)	25,764,479	25,764
Total Investment Companies
(Cost $36,983)		37,893

Total Investments – 99.9%
(Cost $1,413,907)		2,417,075
Other Assets less Liabilities – 0.1%		3,105
Net Assets – 100.0%		$2,420,180

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Restricted security.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Value rounds to less than one thousand.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Restricted security that has been deemed illiquid. At December 31, 2020, the value of this restricted illiquid security amounted to approximately $11,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
VTB Bank PJSC GDR	5/11/07-10/28/09	$80

(7)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(8)	Current yield is less than 0.01%.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

INR - Indian Rupee
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Goldman Sachs	Brazilian Real	1,792	United States Dollar	349	3/17/21	$5
Subtotal Appreciation						5
Citibank	Korean Won	1,881,670	United States Dollar	1,727	3/17/21	(2)
Citibank	Taiwan Dollar	103,009	United States Dollar	3,707	3/17/21	(8)
Goldman Sachs	Indian Rupee	27,953	United States Dollar	376	3/17/21	(4)
Morgan Stanley	South African Rand	3,183	United States Dollar	210	3/17/21	(5)
Toronto-Dominion Bank	Hong Kong Dollar	11,673	United States Dollar	1,506	3/17/21	—*
Subtotal Depreciation						(19)
Total						$(14)

*	Amount rounds to less than one thousand.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	608	$39,161	Long	3/21	$1,186
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	11.6%
Consumer Discretionary	18.3
Consumer Staples	5.8
Energy	5.0
Financials	18.4
Health Care	4.7
Industrials	4.3
Information Technology	20.4
Materials	7.5
Real Estate	2.0
Utilities	2.0
Total	100.0%
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	21.9%
United States Dollar	14.0
Korean Won	13.4
Taiwan Dollar	12.7
Indian Rupee	9.2
Brazilian Real	5.1
All other currencies less than 5%	23.7
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2020:

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued	December 31, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$2,886	$—	$—	$2,886
China	295,940	569,578	—	865,518
Hong Kong	708	67,009	—	67,717
India	83	220,197	—	220,280
Mexico	41,322	—	—	41,322
Peru	5,797	—	—	5,797
Russia	1,440	67,027	—	68,467
South Korea	46	301,025	—	301,071
Taiwan	4,459	295,527	—	299,986
All Other Countries(1)	—	449,126	—	449,126
Total Common Stocks	352,681	1,969,489	—	2,322,170
Preferred Stocks:
Colombia	94	1,292	—	1,386
All Other Countries(1)	—	55,572	—	55,572
Total Preferred Stocks	94	56,864	—	56,958
Foreign Issuer Bonds(1)	—	11	—	11
Rights(1)	40	—	—	40
Warrants	3	—	—	3
Investment Companies	37,893	—	—	37,893
Total Investments	$390,711	$2,026,364	$—	$2,417,075
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$5	$—	$5
Futures Contracts	1,186	—	—	1,186
Liabilities
Forward Foreign Currency Exchange Contracts	—	(19)	—	(19)
Total Other Financial Instruments	$1,186	$(14)	$—	$1,172

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,549	$552,827	$536,612	$12	$25,764	25,764,479
EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)
Australia – 3.4%
Abacus Property Group	326,182	$722
Aventus Group	266,527	563
BGP Holdings PLC(2) *	6,535,576	—
BWP Trust	372,274	1,269
Cedar Woods Properties Ltd.	43,886	212
Centuria Industrial REIT	340,571	812
Centuria Office REIT	305,209	504
Charter Hall Long Wale REIT	396,447	1,422
Charter Hall Retail REIT	395,591	1,120
Charter Hall Social Infrastructure REIT	247,749	623
Dexus	820,303	5,977
GDI Property Group	351,705	328
GPT Group (The)	1,490,281	5,175
Growthpoint Properties Australia Ltd.	210,222	566
Home Consortium Ltd.	101,501	313
Ingenia Communities Group	230,409	874
Irongate Group(3)	377,721	370
Lifestyle Communities Ltd.	69,106	682
Mirvac Group (OTC Exchange)	2,959,633	6,030
National Storage REIT	782,835	1,153
Scentre Group	3,919,971	8,413
Shopping Centres Australasia Property Group	833,043	1,620
Stockland	1,789,735	5,773
Vicinity Centres	2,960,584	3,669
Waypoint REIT	540,828	1,139
		49,329
Austria – 0.3%
CA Immobilien Anlagen A.G.	49,568	1,889
IMMOFINANZ A.G.*	66,635	1,382
S IMMO A.G.	33,618	697
		3,968
Belgium – 0.9%
Aedifica S.A.	25,174	3,025
Befimmo S.A.	17,361	772
Cofinimmo S.A.	19,606	2,919
Intervest Offices & Warehouses N.V.	15,527	429
Montea - C.V.A.	7,938	903
Retail Estates N.V.	7,719	558
Warehouses De Pauw - C.V.A.	100,059	3,463
Xior Student Housing N.V.	13,104	786
		12,855
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Brazil – 0.3%
Aliansce Sonae Shopping Centers S.A.*	99,500	$563
BR Malls Participacoes S.A.*	600,813	1,154
BR Properties S.A.	173,652	333
Iguatemi Empresa de Shopping Centers S.A.	66,903	481
Jereissati Participacoes S.A.	26,900	137
JHSF Participacoes S.A.	214,763	325
LOG Commercial Properties e Participacoes S.A.	35,800	238
Multiplan Empreendimentos Imobiliarios S.A.*	215,972	984
		4,215
Canada – 1.3%
Allied Properties Real Estate Investment Trust	46,125	1,371
Artis Real Estate Investment Trust	50,976	427
Boardwalk Real Estate Investment Trust	17,789	472
Canadian Apartment Properties REIT	63,920	2,510
City Office REIT, Inc.	33,093	323
Cominar Real Estate Investment Trust, Class U	68,500	436
Crombie Real Estate Investment Trust	35,360	399
CT Real Estate Investment Trust	38,625	475
Dream Industrial Real Estate Investment Trust	54,784	566
Dream Office Real Estate Investment Trust	21,818	339
First Capital Real Estate Investment Trust	81,813	871
Granite Real Estate Investment Trust	21,883	1,339
H&R Real Estate Investment Trust	107,529	1,123
InterRent Real Estate Investment Trust	51,776	557
Killam Apartment Real Estate Investment Trust	36,873	496
Minto Apartment Real Estate Investment Trust	14,560	233
Morguard North American Residential Real Estate Investment Trust	15,422	193
NorthWest Healthcare Properties Real Estate Investment Trust	65,306	646
RioCan Real Estate Investment Trust	118,961	1,565
Slate Grocery REIT	15,896	141
SmartCentres Real Estate Investment Trust	55,362	1,004
Summit Industrial Income REIT	57,411	616

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Canada – 1.3%continued
Tricon Residential, Inc.	149,330	$1,341
WPT Industrial Real Estate Investment Trust	31,736	459
		17,902
Chile – 0.1%
Cencosud Shopping S.A.	401,010	643
Parque Arauco S.A.	448,743	738
		1,381
China – 4.0%
Agile Group Holdings Ltd.	899,226	1,200
Beijing Capital Land Ltd., Class H	1,066,000	180
Beijing North Star Co. Ltd., Class H	512,000	96
C&D Property Management Group Co. Ltd.*	233,000	93
Central China Real Estate Ltd.	666,000	309
China Aoyuan Group Ltd.	932,000	907
China Evergrande Group	1,397,000	2,687
China Fortune Land Development Co. Ltd., Class A	185,340	367
China Logistics Property Holdings Co. Ltd.*	614,000	360
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	303,100	617
China SCE Group Holdings Ltd.	1,310,000	541
China Vanke Co. Ltd., Class A	445,940	1,960
China Vanke Co. Ltd., Class H	1,302,041	4,502
CIFI Holdings Group Co. Ltd.	2,511,137	2,129
Country Garden Holdings Co. Ltd.	5,798,405	8,023
DaFa Properties Group Ltd.(3)	192,000	175
Dexin China Holdings Co. Ltd.(3) *	604,000	231
Fantasia Holdings Group Co. Ltd.(3) *	1,071,000	187
Financial Street Holdings Co. Ltd., Class A	158,000	156
Ganglong China Property Group Ltd.(3) *	379,000	226
Gemdale Corp., Class A	207,300	429
Greenland Hong Kong Holdings Ltd.	633,000	190
Greentown China Holdings Ltd.	667,000	976
Guangzhou R&F Properties Co. Ltd., Class H	1,292,602	1,666
Guorui Properties Ltd.	857,000	85
Huijing Holdings Co. Ltd.(3)	612,000	161
Jingrui Holdings Ltd.	368,000	109
Jinke Properties Group Co. Ltd., Class A	235,600	256
JY Grandmark Holdings Ltd.(3)	250,000	92
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
China – 4.0%continued
Kaisa Group Holdings Ltd.*	1,904,000	$944
KWG Group Holdings Ltd.	971,594	1,332
Logan Group Co. Ltd.	1,054,000	1,727
Longfor Group Holdings Ltd.	1,353,000	7,946
Poly Developments and Holdings Group Co. Ltd., Class A	547,600	1,326
Redco Properties Group Ltd.(3)	828,000	310
Redsun Properties Group Ltd.(3)	762,000	266
RiseSun Real Estate Development Co. Ltd., Class A	194,300	194
Ronshine China Holdings Ltd.*	447,500	312
Seazen Group Ltd.*	1,660,000	1,384
Seazen Holdings Co. Ltd., Class A	103,500	551
Shanghai Lingang Holdings Corp. Ltd., Class A	65,200	200
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	860,951	674
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	65,300	170
Shui On Land Ltd.	2,762,777	385
Sino-Ocean Group Holding Ltd.	2,393,000	479
Skyfame Realty Holdings Ltd.	1,800,000	230
SOHO China Ltd.*	1,591,756	475
Sunac China Holdings Ltd.	1,928,050	7,130
Sunac Services Holdings Ltd.(4) *	—	—
Xinhu Zhongbao Co. Ltd., Class A	359,000	171
Xinji Shaxi Group Co. Ltd.(3)	351,000	88
Yango Group Co. Ltd., Class A	199,100	199
Yincheng International Holding Co. Ltd.(3)	378,000	116
Yuzhou Group Holdings Co. Ltd.	1,463,061	529
Zhenro Properties Group Ltd.(3)	1,168,000	703
Zhongtian Financial Group Co. Ltd., Class A*	281,800	136
		56,887
Egypt – 0.1%
Heliopolis Housing	331,796	129
Medinet Nasr Housing	661,369	160
Palm Hills Developments S.A.E.*	1,453,248	126
Six of October Development & Investment	173,518	164
Talaat Moustafa Group	716,052	299
		878

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Finland – 0.2%
Citycon OYJ	47,380	$460
Kojamo OYJ	94,516	2,085
		2,545
France – 1.7%
Carmila S.A.	38,360	552
Covivio	39,683	3,656
Gecina S.A.	34,998	5,404
ICADE	22,763	1,751
Klepierre S.A.	148,947	3,351
Mercialys S.A.	46,405	410
Nexity S.A.	32,146	1,394
Unibail-Rodamco-Westfield (OTC Exchange)	105,380	8,319
		24,837
Germany – 4.9%
ADLER Group S.A.*	62,659	2,220
alstria office REIT-A.G.	122,041	2,204
Aroundtown S.A.	763,486	5,709
Deutsche EuroShop A.G.*	38,418	866
Deutsche Wohnen S.E.	260,143	13,887
DIC Asset A.G.	36,727	601
Grand City Properties S.A.	83,519	2,139
Hamborner REIT A.G.	48,372	531
LEG Immobilien A.G.	54,322	8,422
Sirius Real Estate Ltd.	719,568	916
TAG Immobilien A.G.*	111,960	3,539
Vonovia S.E.	396,002	28,877
		69,911
Greece – 0.0%
LAMDA Development S.A.*	55,757	485
Hong Kong – 7.2%
C&D International Investment Group Ltd.	233,000	362
Champion REIT	1,571,846	919
China Jinmao Holdings Group Ltd.	4,258,000	1,961
China Merchants Commercial Real Estate Investment Trust(3)	485,000	153
China Merchants Land Ltd.	942,000	139
China Overseas Grand Oceans Group Ltd.	1,327,500	713
China Overseas Land & Investment Ltd.	2,883,042	6,272
China Resources Land Ltd.	2,424,155	10,045
China South City Holdings Ltd.	3,526,000	523
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Hong Kong – 7.2%continued
China Vast Industrial Urban Development Co. Ltd.	389,000	$158
Chinese Estates Holdings Ltd.	366,500	179
CK Asset Holdings Ltd.	1,953,000	10,045
Cosmopolitan International Holdings Ltd.*	1,380,000	273
Far East Consortium International Ltd.	922,096	343
Fortune Real Estate Investment Trust	1,129,000	1,076
Gemdale Properties & Investment Corp. Ltd.	4,408,000	631
Hang Lung Group Ltd.	677,000	1,684
Hang Lung Properties Ltd.	1,546,452	4,093
Henderson Land Development Co. Ltd.	1,109,555	4,332
Hongkong Land Holdings Ltd.	891,818	3,684
Hopson Development Holdings Ltd.	508,000	1,295
Hysan Development Co. Ltd.	478,045	1,758
Jiayuan International Group Ltd.	1,072,303	425
K Wah International Holdings Ltd.	996,802	480
Kerry Properties Ltd.	453,099	1,148
Lai Sun Development Co. Ltd.*	141,187	112
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	756,000	99
Link REIT	1,562,200	14,234
LVGEM China Real Estate Investment Co. Ltd.	772,000	232
Poly Property Group Co. Ltd.	1,546,000	453
Prosperity REIT	1,010,000	315
Road King Infrastructure Ltd.	172,000	220
Shanghai Industrial Urban Development Group Ltd.	1,462,000	155
Shenzhen Investment Ltd.	2,381,191	819
Shimao Group Holdings Ltd.	928,369	2,968
Silver Grant International Holdings Group Ltd.*	864,000	102
Sino Land Co. Ltd.	2,421,097	3,155
Sun Hung Kai Properties Ltd.	992,425	12,812
Sunlight Real Estate Investment Trust	805,000	392
Swire Properties Ltd.	894,000	2,605
Wharf Holdings (The) Ltd.	1,165,317	3,139
Wharf Real Estate Investment Co. Ltd.	1,253,317	6,535
Yuexiu Property Co. Ltd.	5,327,442	1,074
Yuexiu Real Estate Investment Trust	1,231,000	600
Zhuguang Holdings Group Co. Ltd.*	1,142,000	159
		102,871

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
India – 0.4%
DLF Ltd.	472,570	$1,510
Godrej Properties Ltd.*	58,323	1,145
Indiabulls Real Estate Ltd.*	165,598	187
Mindspace Business Parks REIT*	113,200	496
Oberoi Realty Ltd.*	98,215	787
Phoenix Mills (The) Ltd.*	64,424	684
Prestige Estates Projects Ltd.	107,048	391
Sunteck Realty Ltd.	41,233	197
		5,397
Indonesia – 0.1%
Ciputra Development Tbk PT	7,629,636	535
Lippo Karawaci Tbk PT*	26,091,410	398
Pakuwon Jati Tbk PT*	13,062,840	474
Rimo International Lestari Tbk PT(5) *	42,545,100	113
Summarecon Agung Tbk PT*	6,941,500	399
		1,919
Ireland – 0.1%
Hibernia REIT PLC	520,494	736
Irish Residential Properties REIT PLC	341,384	625
		1,361
Israel – 0.6%
AFI Properties Ltd.*	19,284	789
Amot Investments Ltd.	131,320	737
Azrieli Group Ltd.	32,436	2,065
Blue Square Real Estate Ltd.	4,284	276
Gev-Yam Land Ltd.	107,822	880
Isras Investment Co. Ltd.	1,184	248
Mega Or Holdings Ltd.	18,060	550
Melisron Ltd.	16,325	889
Mivne Real Estate KD Ltd.	471,049	1,216
Property & Building Corp. Ltd.	1,736	171
Reit 1 Ltd.	137,502	690
Summit Real Estate Holdings Ltd.	30,901	462
YH Dimri Construction & Development Ltd.	5,726	267
		9,240
Italy – 0.0%
Immobiliare Grande Distribuzione SIIQ S.p.A.	41,871	185
Japan – 10.9%
Activia Properties, Inc.	501	2,115
Advance Residence Investment Corp.	1,006	3,016
Aeon Mall Co. Ltd.	79,466	1,316
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Japan – 10.9%continued
AEON REIT Investment Corp.	1,147	$1,467
Comforia Residential REIT, Inc.	462	1,331
CRE Logistics REIT, Inc.	293	446
Daibiru Corp.	36,000	457
Daiwa House Industry Co. Ltd.	431,000	12,865
Daiwa House REIT Investment Corp.	1,511	3,737
Daiwa Office Investment Corp.	248	1,576
Daiwa Securities Living Investments Corp.	1,337	1,239
Frontier Real Estate Investment Corp.	356	1,377
Fukuoka REIT Corp.	522	774
Global One Real Estate Investment Corp.	737	748
GLP J-Reit	3,143	4,956
Goldcrest Co. Ltd.	11,400	178
Hankyu Hanshin REIT, Inc.	427	528
Heiwa Real Estate Co. Ltd.	25,500	923
Heiwa Real Estate REIT, Inc.	660	823
Hoshino Resorts REIT, Inc.	161	786
Hulic Co. Ltd.	232,140	2,553
Hulic Reit, Inc.	904	1,348
Ichigo Office REIT Investment Corp.	940	677
Ichigo, Inc.	194,600	586
Industrial & Infrastructure Fund Investment Corp.	1,418	2,618
Invesco Office J-Reit, Inc.	6,893	1,013
Invincible Investment Corp.	4,661	1,500
Itochu Advance Logistics Investment Corp.	337	434
Japan Excellent, Inc.	932	1,155
Japan Hotel REIT Investment Corp.	3,411	1,759
Japan Logistics Fund, Inc.	657	1,938
Japan Prime Realty Investment Corp.	623	2,069
Japan Real Estate Investment Corp.	1,006	5,810
Japan Retail Fund Investment Corp.	1,989	3,627
Katitas Co. Ltd.	39,700	1,281
Keihanshin Building Co. Ltd.	24,700	447
Kenedix Office Investment Corp.	328	2,229
Kenedix Residential Next Investment Corp.	691	1,268
Kenedix Retail REIT Corp.	390	951
LaSalle Logiport REIT	1,180	1,901
Leopalace21 Corp.*	139,000	163
MCUBS MidCity Investment Corp.	1,296	1,180
Mirai Corp.	1,259	469

EQUITY INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Japan – 10.9%continued
Mitsubishi Estate Co. Ltd.	900,080	$14,536
Mitsubishi Estate Logistics REIT Investment Corp.	242	1,008
Mitsui Fudosan Co. Ltd.	697,962	14,712
Mitsui Fudosan Logistics Park, Inc.	390	1,976
Mori Hills REIT Investment Corp.	1,219	1,682
Mori Trust Hotel Reit, Inc.	260	290
Mori Trust Sogo Reit, Inc.	759	980
Nippon Accommodations Fund, Inc.	333	1,871
Nippon Building Fund, Inc.	1,109	6,423
Nippon Prologis REIT, Inc.	1,602	5,001
NIPPON REIT Investment Corp.	344	1,236
Nomura Real Estate Holdings, Inc.	88,600	1,971
Nomura Real Estate Master Fund, Inc.	3,244	4,642
One REIT, Inc.	166	421
Orix JREIT, Inc.	2,004	3,313
Premier Investment Corp.	1,008	1,246
SAMTY Co. Ltd.	23,700	413
Samty Residential Investment Corp.	247	260
Sekisui House Reit, Inc.	3,116	2,266
Star Asia Investment Corp.	1,069	522
Starts Proceed Investment Corp.	175	342
Sumitomo Realty & Development Co. Ltd.	232,725	7,191
Sun Frontier Fudousan Co. Ltd.	22,400	194
Takara Leben Co. Ltd.	58,800	175
Takara Leben Real Estate Investment Corp.	358	320
TOC Co. Ltd.	25,600	173
Tokyo Tatemono Co. Ltd.	144,100	1,989
Tokyu REIT, Inc.	642	1,018
Tosei Corp.	23,300	267
United Urban Investment Corp.	2,265	2,803
		156,875
Kuwait – 0.1%
Mabanee Co. KPSC	429,427	930
National Real Estate Co. KPSC*	539,472	134
		1,064
Malaysia – 0.2%
Axis Real Estate Investment Trust	905,800	457
IGB Real Estate Investment Trust	1,251,400	535
IOI Properties Group Bhd.	1,037,400	400
Mah Sing Group Bhd.	840,300	182
Matrix Concepts Holdings Bhd.	214,200	95
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Malaysia – 0.2%continued
Pavilion Real Estate Investment Trust	581,000	$217
Sime Darby Property Bhd.	1,924,900	318
SP Setia Bhd. Group	1,312,169	324
Sunway Real Estate Investment Trust	1,378,300	514
UEM Sunrise Bhd.*	1,073,000	133
YTL Hospitality REIT	472,300	107
		3,282
Mexico – 0.5%
Concentradora Fibra Danhos S.A. de C.V.	217,153	267
Corp. Inmobiliaria Vesta S.A.B. de C.V.	441,800	866
Fibra Uno Administracion S.A. de C.V.	2,402,209	2,717
Macquarie Mexico Real Estate Management S.A. de C.V.	582,589	823
PLA Administradora Industrial S de RL de C.V.	608,000	936
Prologis Property Mexico S.A. de C.V.	357,062	804
		6,413
Netherlands – 0.1%
Brack Capital Properties N.V.*	2,105	195
Eurocommercial Properties N.V. - C.V.A*	30,490	573
NSI N.V.	15,083	603
Vastned Retail N.V.	9,700	275
Wereldhave N.V.	27,526	361
		2,007
New Zealand – 0.3%
Argosy Property Ltd.	640,289	733
Goodman Property Trust	862,178	1,447
Kiwi Property Group Ltd.	1,195,456	1,049
Precinct Properties New Zealand Ltd.	841,703	1,066
		4,295
Norway – 0.2%
Entra ASA	132,258	3,000
Selvaag Bolig ASA	33,193	224
		3,224
Philippines – 0.9%
Ayala Land, Inc.	6,190,181	5,272
DoubleDragon Properties Corp.*	527,300	164
Filinvest Land, Inc.	5,653,989	132
Megaworld Corp.	8,837,001	751
Robinsons Land Corp.	1,595,696	705

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Philippines – 0.9%continued
SM Prime Holdings, Inc.	7,585,253	$6,082
Vista Land & Lifescapes, Inc.	2,363,400	230
		13,336
Qatar – 0.1%
Barwa Real Estate Co.	1,442,429	1,349
United Development Co. QSC	1,410,087	642
		1,991
Romania – 0.1%
NEPI Rockcastle PLC	311,437	1,981
Russia – 0.0%
LSR Group PJSC GDR(3)	196,524	448
Saudi Arabia – 0.2%
Arriyadh Development Co.	69,614	319
Dar Al Arkan Real Estate Development Co.*	404,921	935
Emaar Economic City*	305,069	749
Jadwa REIT Saudi Fund	61,744	231
Saudi Real Estate Co.*	77,883	315
		2,549
Singapore – 3.2%
AIMS APAC REIT	384,500	364
ARA LOGOS Logistics Trust	754,100	342
Ascendas India Trust	660,700	690
Ascendas Real Estate Investment Trust	2,447,134	5,510
Ascott Residence Trust	1,424,914	1,166
CapitaLand Integrated Commercial Trust	3,462,014	5,650
CapitaLand Retail China Trust	799,527	841
CDL Hospitality Trusts	610,292	586
City Developments Ltd.	351,400	2,120
Cromwell European Real Estate Investment Trust	983,200	577
ESR-REIT	1,633,030	488
Far East Hospitality Trust	603,203	284
Frasers Centrepoint Trust(3)	904,009	1,681
Frasers Hospitality Trust	566,000	225
Frasers Logistics & Commercial Trust	1,826,646	1,947
GuocoLand Ltd.	211,800	245
Keppel DC REIT	999,034	2,127
Keppel Pacific Oak U.S. REIT	576,300	398
Keppel REIT	1,309,820	1,109
Lendlease Global Commercial REIT(3)	633,800	350
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Singapore – 3.2%continued
Manulife U.S. Real Estate Investment Trust	1,092,203	$814
Mapletree Commercial Trust(3)	1,647,454	2,652
Mapletree Industrial Trust	1,256,936	2,750
Mapletree Logistics Trust	2,210,714	3,363
Mapletree North Asia Commercial Trust	1,817,100	1,332
OUE Commercial Real Estate Investment Trust	1,664,100	485
OUE Ltd.	195,100	177
Oxley Holdings Ltd.	760,369	124
Parkway Life Real Estate Investment Trust	305,200	894
Prime U.S. REIT	389,100	307
Sasseur Real Estate Investment Trust	418,300	260
Soilbuild Business Space REIT	689,780	279
SPH REIT	728,700	466
Starhill Global REIT	1,075,400	411
Suntec Real Estate Investment Trust	1,511,191	1,702
UOL Group Ltd.	355,897	2,081
Yanlord Land Group Ltd.	449,400	381
		45,178
South Africa – 0.4%
Equites Property Fund Ltd.	403,744	477
Growthpoint Properties Ltd.	2,610,754	2,236
Investec Property Fund Ltd.	429,880	265
Redefine Properties Ltd.*	4,208,839	955
Resilient REIT Ltd.	245,903	709
Stor-Age Property REIT Ltd.	266,129	244
Vukile Property Fund Ltd.	586,616	319
		5,205
South Korea – 0.1%
Dongwon Development Co. Ltd.	28,359	132
LOTTE Reit Co. Ltd.	65,287	322
SK D&D Co. Ltd.	6,124	244
		698
Spain – 0.4%
Aedas Homes S.A.*	16,481	424
Inmobiliaria Colonial Socimi S.A.	213,386	2,094
Lar Espana Real Estate Socimi S.A.	46,852	267
Merlin Properties Socimi S.A.	287,057	2,730
		5,515
Sweden – 1.9%
Atrium Ljungberg AB, Class B	34,763	732

EQUITY INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Sweden – 1.9%continued
Castellum AB	177,779	$4,508
Catena AB	18,975	888
Cibus Nordic Real Estate AB	22,667	463
Dios Fastigheter AB	67,475	630
Fabege AB	202,534	3,182
Fastighets AB Balder, Class B*	77,456	4,047
Hufvudstaden AB, Class A	85,655	1,417
John Mattson Fastighetsforetagen AB*	14,629	241
K-fast Holding AB*	7,375	239
Klovern AB, Class B	459,682	868
Kungsleden AB	142,444	1,559
Nyfosa AB*	127,428	1,269
Platzer Fastigheter Holding AB, Class B	46,207	603
Sagax AB, Class D	94,403	368
Samhallsbyggnadsbolaget i Norden AB	607,596	2,115
Samhallsbyggnadsbolaget i Norden AB, Class D	99,366	363
Wallenstam AB, Class B	124,718	1,979
Wihlborgs Fastigheter AB	105,954	2,392
		27,863
Switzerland – 1.2%
Allreal Holding A.G. (Registered)	10,976	2,522
Intershop Holding A.G.	971	675
IWG PLC*	576,428	2,708
Mobimo Holding A.G. (Registered)*	5,051	1,634
PSP Swiss Property A.G. (Registered)	33,308	4,454
Swiss Prime Site A.G. (Registered)	58,069	5,709
		17,702
Taiwan – 0.3%
Cathay Real Estate Development Co. Ltd.	408,000	289
Chong Hong Construction Co. Ltd.	141,000	402
Farglory Land Development Co. Ltd.	189,000	378
Highwealth Construction Corp.	592,800	968
Huaku Development Co. Ltd.	179,000	559
Hung Sheng Construction Ltd.	291,008	203
Kindom Development Co. Ltd.	209,000	250
Kuoyang Construction Co. Ltd.	267,000	239
Prince Housing & Development Corp.	745,000	306
Radium Life Tech Co. Ltd.	468,420	201
Ruentex Development Co. Ltd.	637,500	928
Shining Building Business Co. Ltd.*	273,197	160
		4,883
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Thailand – 0.6%
Amata Corp. PCL NVDR	781,935	$426
AP Thailand PCL (Registered)	441,405	107
AP Thailand PCL NVDR	1,109,404	268
Central Pattana PCL (Registered)	761,626	1,214
Central Pattana PCL NVDR	910,198	1,450
Land & Houses PCL NVDR	6,602,300	1,740
Origin Property PCL NVDR	578,900	145
Pruksa Holding PCL NVDR	509,300	213
Quality Houses PCL NVDR	6,681,400	519
Sansiri PCL NVDR	9,967,366	270
SC Asset Corp. PCL (Registered)	747,984	69
SC Asset Corp. PCL NVDR	332,924	31
Siam Future Development PCL NVDR	1,113,032	185
Singha Estate PCL NVDR	2,773,200	148
Supalai PCL (Registered)	280,445	192
Supalai PCL NVDR	917,700	628
WHA Corp. PCL NVDR	7,304,400	736
		8,341
United Arab Emirates – 0.3%
Aldar Properties PJSC	2,944,481	2,528
DAMAC Properties Dubai Co. PJSC*	1,388,421	491
Emaar Malls PJSC*	1,989,834	994
		4,013
United Kingdom – 3.9%
Assura PLC	2,032,223	2,135
Big Yellow Group PLC	127,303	1,910
BMO Commercial Property Trust Ltd.	616,611	677
British Land (The) Co. PLC	672,725	4,502
Capital & Counties Properties PLC	552,880	1,104
Civitas Social Housing PLC	482,606	692
Custodian Reit PLC	316,089	379
Derwent London PLC	81,245	3,443
Empiric Student Property PLC	468,443	477
GCP Student Living PLC	353,280	688
Grainger PLC	515,087	1,999
Great Portland Estates PLC	176,303	1,612
Hammerson PLC	2,928,325	999
Helical PLC	83,510	424
Land Securities Group PLC	538,283	4,965
LondonMetric Property PLC	658,937	2,065
LXI REIT PLC	398,465	649
Picton Property Income (The) Ltd.	417,889	427
Primary Health Properties PLC	1,004,465	2,100

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
United Kingdom – 3.9%continued
RDI REIT PLC	203,483	$263
Regional REIT Ltd.	317,583	357
Safestore Holdings PLC	160,629	1,708
Segro PLC	899,457	11,661
Shaftesbury PLC	147,572	1,141
St. Modwen Properties PLC	153,125	832
Tritax Big Box REIT PLC	1,303,474	2,994
UK Commercial Property REIT Ltd.	594,372	562
UNITE Group (The) PLC*	243,329	3,480
Warehouse Reit PLC	284,577	467
Watkin Jones PLC	157,293	394
Workspace Group PLC	105,234	1,106
		56,212
United States – 46.7%
Acadia Realty Trust	65,927	936
Agree Realty Corp.	41,143	2,739
Alexander's, Inc.	1,772	491
Alexandria Real Estate Equities, Inc.	95,975	17,105
American Assets Trust, Inc.	39,530	1,142
American Campus Communities, Inc.	105,162	4,498
American Finance Trust, Inc.	82,953	616
American Homes 4 Rent, Class A	211,812	6,354
Americold Realty Trust	155,566	5,807
Apartment Income REIT Corp.*	113,760	4,370
Apartment Investment and Management Co., Class A	121,069	639
Apple Hospitality REIT, Inc.	162,064	2,092
AvalonBay Communities, Inc.	107,108	17,183
Boston Properties, Inc.	111,664	10,556
Brandywine Realty Trust	130,360	1,553
Brixmor Property Group, Inc.	226,567	3,750
Camden Property Trust	73,217	7,316
CareTrust REIT, Inc.	73,146	1,622
Centerspace	9,971	704
Chatham Lodging Trust	34,537	373
Colony Capital, Inc.	368,572	1,773
Columbia Property Trust, Inc.	88,274	1,266
Community Healthcare Trust, Inc.	16,723	788
CoreSite Realty Corp.	32,495	4,071
Corporate Office Properties Trust	85,741	2,236
Cousins Properties, Inc.	113,520	3,803
CubeSmart	148,030	4,975
CyrusOne, Inc.	89,295	6,532
DiamondRock Hospitality Co.	152,496	1,258
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
United States – 46.7%continued
Digital Realty Trust, Inc.	204,288	$28,500
Diversified Healthcare Trust	185,214	763
Douglas Emmett, Inc.	134,002	3,910
Duke Realty Corp.	279,863	11,186
Eagle Hospitality Trust(5) *	496,400	51
Easterly Government Properties, Inc.	60,855	1,378
EastGroup Properties, Inc.	30,049	4,149
Empire State Realty Trust, Inc., Class A	113,352	1,056
Equinix, Inc.	67,469	48,185
Equity Commonwealth	93,033	2,538
Equity Commonwealth - (Fractional Shares)(2)	75,000	—
Equity LifeStyle Properties, Inc.	131,692	8,344
Equity Residential	283,257	16,791
Essex Property Trust, Inc.	49,250	11,693
Extra Space Storage, Inc.	97,479	11,294
Federal Realty Investment Trust	54,908	4,674
First Industrial Realty Trust, Inc.	97,184	4,094
Four Corners Property Trust, Inc.	53,733	1,600
Franklin Street Properties Corp.	82,067	359
Front Yard Residential Corp.	43,494	705
FRP Holdings, Inc.*	5,139	234
Getty Realty Corp.	27,225	750
Gladstone Commercial Corp.	26,007	468
Global Medical REIT, Inc.	33,517	438
Global Net Lease, Inc.	69,264	1,187
Healthcare Realty Trust, Inc.	103,960	3,077
Healthcare Trust of America, Inc., Class A	166,977	4,599
Healthpeak Properties, Inc.	406,560	12,290
Highwoods Properties, Inc.	79,390	3,146
Host Hotels & Resorts, Inc.	530,176	7,756
Howard Hughes (The) Corp.*	31,530	2,489
Hudson Pacific Properties, Inc.	117,181	2,815
Independence Realty Trust, Inc.	73,227	983
Industrial Logistics Properties Trust	49,848	1,161
Innovative Industrial Properties, Inc.	16,580	3,036
Invitation Homes, Inc.	423,336	12,573
Iron Mountain, Inc.	216,237	6,375
JBG SMITH Properties	91,999	2,877
Kennedy-Wilson Holdings, Inc.	99,697	1,784
Kilroy Realty Corp.	79,210	4,547
Kimco Realty Corp.	330,504	4,961
Kite Realty Group Trust	65,408	979

EQUITY INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
United States – 46.7%continued
Lexington Realty Trust	211,557	$2,247
Life Storage, Inc.	35,851	4,280
LTC Properties, Inc.	30,342	1,181
Macerich (The) Co.	86,075	918
Mack-Cali Realty Corp.	69,377	864
Medical Properties Trust, Inc.	399,393	8,703
Mid-America Apartment Communities, Inc.	86,373	10,943
Monmouth Real Estate Investment Corp.	71,166	1,233
National Health Investors, Inc.	34,124	2,360
National Retail Properties, Inc.	132,608	5,426
National Storage Affiliates Trust	52,550	1,893
NexPoint Residential Trust, Inc.	15,112	645
Office Properties Income Trust	36,860	837
Omega Healthcare Investors, Inc.	170,624	6,197
One Liberty Properties, Inc.	12,587	253
Paramount Group, Inc.	135,668	1,226
Park Hotels & Resorts, Inc.	180,053	3,088
Pebblebrook Hotel Trust	100,012	1,880
Physicians Realty Trust	159,010	2,830
Piedmont Office Realty Trust, Inc., Class A	96,361	1,564
Prologis, Inc.	562,213	56,030
PS Business Parks, Inc.	15,743	2,092
Public Storage	119,479	27,591
QTS Realty Trust, Inc., Class A	46,838	2,898
Realty Income Corp.	262,580	16,325
Regency Centers Corp.	129,617	5,909
Retail Opportunity Investments Corp.	90,119	1,207
Retail Properties of America, Inc., Class A	163,726	1,402
Rexford Industrial Realty, Inc.	94,566	4,644
RLJ Lodging Trust	126,162	1,785
RPT Realty	61,911	536
Ryman Hospitality Properties, Inc.	39,910	2,704
Sabra Health Care REIT, Inc.	157,068	2,728
Saul Centers, Inc.	10,946	347
Seritage Growth Properties, Class A*	28,527	419
Service Properties Trust	125,795	1,445
Simon Property Group, Inc.	246,925	21,058
SITE Centers Corp.	118,117	1,195
SL Green Realty Corp.	57,030	3,398
Spirit Realty Capital, Inc.	78,745	3,163
STAG Industrial, Inc.	113,938	3,569
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
United States – 46.7%continued
STORE Capital Corp.	183,953	$6,251
Summit Hotel Properties, Inc.	81,831	737
Sun Communities, Inc.	74,220	11,278
Sunstone Hotel Investors, Inc.	164,812	1,867
Tanger Factory Outlet Centers, Inc.	72,381	721
Terreno Realty Corp.	52,184	3,053
UDR, Inc.	222,846	8,564
UMH Properties, Inc.	28,414	421
Universal Health Realty Income Trust	9,991	642
Urban Edge Properties	89,186	1,154
Urstadt Biddle Properties, Inc., Class A	23,631	334
Ventas, Inc.	283,925	13,924
VEREIT, Inc.	161,785	6,114
Vornado Realty Trust	124,183	4,637
Washington Real Estate Investment Trust	62,932	1,361
Weingarten Realty Investors	93,009	2,016
Welltower, Inc.	316,919	20,479
WP Carey, Inc.	131,342	9,270
Xenia Hotels & Resorts, Inc.	86,906	1,321
		669,500
Total Common Stocks
(Cost $1,068,656)		1,408,741

RIGHTS – 0.0%
Singapore – 0.0%
ARA LOGOS Logistics Trust*	58,065	2
Total Rights
(Cost $—)		2

INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	17,648,268	17,648
Total Investment Companies
(Cost $17,648)		17,648

Total Investments – 99.5%
(Cost $1,086,304)		1,426,391
Other Assets less Liabilities – 0.5%		7,826
Net Assets – 100.0%		$1,434,217

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Restricted security.
(4)	Cost and Value amounts round to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
(5)	Level 3 asset.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	United States Dollar	300	British Pound	226	3/17/21	$10
Morgan Stanley	United States Dollar	1,191	Japanese Yen	123,620	3/17/21	7
Toronto-Dominion Bank	United States Dollar	661	Australian Dollar	876	3/17/21	15
Toronto-Dominion Bank	United States Dollar	570	Euro	469	3/17/21	4
Toronto-Dominion Bank	United States Dollar	704	Hong Kong Dollar	5,455	3/17/21	—*
Toronto-Dominion Bank	United States Dollar	503	Swedish Krona	4,249	3/17/21	14
UBS	United States Dollar	478	Singapore Dollar	639	3/17/21	5
Subtotal Appreciation						55
Morgan Stanley	United States Dollar	90	United States Dollar	70	3/17/21	—*
Toronto-Dominion Bank	United States Dollar	260	United States Dollar	294	3/17/21	(1)
Subtotal Depreciation						(1)
Total						$54

*	Amounts round to less than a thousand.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	76	$14,245	Long	03/21	$203
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400 (United States Dollar)	13	$2,995	Long	03/21	$30
MSCI EAFE Index (United States Dollar)	24	2,557	Long	03/21	4
MSCI Emerging Markets Index (United States Dollar)	59	3,800	Long	03/21	79
S&P/TSX 60 Index (Canadian Dollar)	11	1,778	Long	03/21	(25)
Total					$291
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Real Estate Operating Companies	12.3%
Retail REITs	11.8
Industrial REITs	11.5
Specialized REITs	11.1
Residential REITs	10.3
Real Estate Development	9.2
Office REITs	9.2
Diversified REITs	8.3
Diversified Real Estate Activities	7.4
Health Care REITs	6.5
Other Industries less than 5%	2.4
Total	100.0%
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	48.0%
Japanese Yen	11.1
Hong Kong Dollar	10.6
Euro	8.7
All other currencies less than 5%	21.6
Total	100.0%

EQUITY INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$17,902	$—	$—	$17,902
China	93	56,794	—	56,887
Egypt	164	714	—	878
Indonesia	—	1,806	113	1,919
Mexico	6,413	—	—	6,413
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Saudi Arabia	$231	$2,318	$—	$2,549
United States	669,449	—	51	669,500
All Other Countries(1)	—	652,693	—	652,693
Total Common Stocks	694,252	714,325	164	1,408,741
Rights(1)	—	2	—	2
Investment Companies	17,648	—	—	17,648
Total Investments	$711,900	$714,327	$164	$1,426,391
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$55	$—	$55
Futures Contracts	316	—	—	316
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1)	—	(1)
Futures Contracts	(25)	—	—	(25)
Total Other Financial Instruments	$291	$54	$—	$345

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$303	$372,564	$355,219	$6	$17,648	17,648,268
NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)
Argentina – 0.3%
MercadoLibre, Inc.*	1,602	$2,684
Australia – 2.2%
APA Group	43,695	325
ASX Ltd.	7,059	392
Aurizon Holdings Ltd.	72,406	218
AusNet Services	65,975	90
Australia & New Zealand Banking Group Ltd.	100,993	1,770
BlueScope Steel Ltd.	18,463	249
Brambles Ltd.	52,977	434
Coca-Cola Amatil Ltd.	18,732	187
Cochlear Ltd.	2,289	334
Coles Group Ltd.	48,534	679
Commonwealth Bank of Australia	63,328	4,013
Computershare Ltd.	17,184	193
Dexus	40,248	293
Evolution Mining Ltd.	60,551	230
Fortescue Metals Group Ltd.	60,499	1,094
Goodman Group	58,685	856
GPT Group (The)	70,089	243
Insurance Australia Group Ltd.	88,579	321
Lendlease Corp. Ltd.	25,922	262
Macquarie Group Ltd.	12,201	1,304
Mirvac Group (OTC Exchange)	141,777	289
National Australia Bank Ltd.	117,132	2,043
Newcrest Mining Ltd.	29,626	590
Northern Star Resources Ltd.	27,287	264
Orica Ltd.	13,386	157
Ramsay Health Care Ltd.	6,270	301
SEEK Ltd.	11,935	263
Stockland	87,126	281
Suncorp Group Ltd.	46,910	353
Sydney Airport*	46,232	229
Telstra Corp. Ltd.	146,047	336
Transurban Group (OTC Exchange)	97,186	1,024
Vicinity Centres	144,956	180
Woodside Petroleum Ltd.	34,135	599
		20,396
Austria – 0.1%
Erste Group Bank A.G.*	9,533	288
OMV A.G.	5,580	225
voestalpine A.G.	3,894	140
		653
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Belgium – 0.2%
Etablissements Franz Colruyt N.V.	2,115	$125
KBC Group N.V.*	9,007	631
Solvay S.A., Class A	2,612	310
UCB S.A.	4,555	471
Umicore S.A.	7,073	340
		1,877
Canada – 3.9%
Agnico Eagle Mines Ltd.	8,847	623
Algonquin Power & Utilities Corp.	21,943	361
Alimentation Couche-Tard, Inc., Class B	30,592	1,043
Aurora Cannabis, Inc.(2) *	1	—
B2Gold Corp.	37,886	212
Bank of Montreal	22,902	1,741
Bank of Nova Scotia (The)	43,307	2,341
BlackBerry Ltd.*	19,310	128
CAE, Inc.	10,299	285
Cameco Corp.	13,974	187
Canadian Apartment Properties REIT	2,702	106
Canadian Imperial Bank of Commerce	15,898	1,358
Canadian National Railway Co.	25,417	2,794
Canadian Tire Corp. Ltd., Class A	2,078	273
Canopy Growth Corp.*	8,307	204
CGI, Inc.*	8,313	660
Dollarama, Inc.	10,713	437
Empire Co. Ltd., Class A	6,332	173
Enbridge, Inc.	72,293	2,312
FirstService Corp.	1,440	197
Fortis, Inc.	16,396	670
Franco-Nevada Corp.	6,915	867
Gildan Activewear, Inc.	7,193	201
Hydro One Ltd.	11,733	264
Intact Financial Corp.	5,146	609
Inter Pipeline Ltd.	15,467	144
Keyera Corp.	8,370	149
Loblaw Cos. Ltd.	6,429	317
Lululemon Athletica, Inc.*	4,423	1,539
Lundin Mining Corp.	21,866	194
Magna International, Inc. (New York Exchange)	10,069	713
Manulife Financial Corp.	68,239	1,214
Metro, Inc.	9,159	409
Nutrien Ltd.	20,316	977
Open Text Corp.	9,505	432
Parkland Corp.	5,378	171

EQUITY INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Canada – 3.9%continued
Pembina Pipeline Corp.	19,959	$472
Ritchie Bros. Auctioneers, Inc.	3,926	273
Rogers Communications, Inc., Class B	12,831	597
Shopify, Inc., Class A*	3,876	4,377
Sun Life Financial, Inc.	20,704	921
Teck Resources Ltd., Class B	17,225	313
TELUS Corp.	15,975	316
Toronto-Dominion Bank (The)	64,578	3,649
Wheaton Precious Metals Corp.	16,289	680
WSP Global, Inc.	4,041	383
		36,286
Denmark – 1.2%
Chr Hansen Holding A/S*	3,875	399
Coloplast A/S, Class B	4,234	647
Demant A/S*	3,860	152
Genmab A/S*	2,369	958
GN Store Nord A/S	4,597	365
H Lundbeck A/S	2,511	86
Novo Nordisk A/S, Class B	61,655	4,313
Novozymes A/S, Class B	7,650	439
Orsted A/S	6,767	1,384
Pandora A/S	3,556	397
Tryg A/S	4,425	140
Vestas Wind Systems A/S	7,031	1,664
		10,944
Finland – 0.3%
Elisa OYJ	5,148	281
Neste OYJ	15,335	1,108
Orion OYJ, Class B	3,804	174
Stora Enso OYJ (Registered)	20,276	387
UPM-Kymmene OYJ	19,139	712
Wartsila OYJ Abp	16,444	164
		2,826
France – 3.1%
Accor S.A.*	6,558	239
Air Liquide S.A.	16,974	2,786
Amundi S.A.*	2,119	173
Atos S.E.*	3,503	320
AXA S.A.	69,062	1,657
Bouygues S.A.	8,360	344
Carrefour S.A.	22,324	383
Cie de Saint-Gobain*	18,441	846
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
France – 3.1%continued
Cie Generale des Etablissements Michelin S.C.A.	6,084	$781
CNP Assurances*	5,963	96
Covivio	1,921	177
Credit Agricole S.A.*	40,749	514
Danone S.A.	22,105	1,453
Dassault Systemes S.E.	4,726	960
Eiffage S.A.*	3,044	294
EssilorLuxottica S.A. (OTC Exchange)	10,185	1,588
Eurazeo S.E.*	1,196	81
Gecina S.A.	1,637	253
Getlink S.E.*	16,551	287
Kering S.A.	2,712	1,972
Klepierre S.A.	7,642	172
L'Oreal S.A.	9,002	3,420
Natixis S.A.*	34,401	118
Orange S.A.	71,243	848
Publicis Groupe S.A.	7,699	384
Schneider Electric S.E.	19,287	2,790
SEB S.A.	868	158
SES S.A.	13,614	129
Teleperformance	2,103	697
TOTAL S.E.	90,220	3,892
Ubisoft Entertainment S.A.*	3,311	319
Unibail-Rodamco-Westfield (OTC Exchange)	5,082	401
Valeo S.A.	8,265	326
Wendel S.E.	908	109
		28,967
Germany – 2.8%
adidas A.G.*	6,809	2,479
Allianz S.E. (Registered)	14,922	3,651
BASF S.E.	32,796	2,590
Bayerische Motoren Werke A.G.	11,679	1,031
Beiersdorf A.G.	3,697	426
Commerzbank A.G.*	36,211	233
Delivery Hero S.E.*	4,666	724
Deutsche Boerse A.G.	6,767	1,149
Deutsche Wohnen S.E.	12,255	654
HeidelbergCement A.G.	5,220	390
Henkel A.G. & Co. KGaA	3,852	371
Merck KGaA	4,652	797
MTU Aero Engines A.G.	1,921	501

NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Germany – 2.8%continued
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,009	$1,483
SAP S.E.	37,402	4,915
Siemens A.G. (Registered)	27,364	3,917
Symrise A.G.	4,613	610
Telefonica Deutschland Holding A.G.	39,725	110
		26,031
Hong Kong – 0.5%
ASM Pacific Technology Ltd.	11,000	145
BOC Hong Kong Holdings Ltd.	133,500	406
Hang Seng Bank Ltd.	27,978	484
HKT Trust & HKT Ltd.	139,000	180
Hong Kong & China Gas Co. Ltd.	378,822	567
Hong Kong Exchanges & Clearing Ltd.	43,015	2,366
MTR Corp. Ltd.	57,626	322
PCCW Ltd.	162,000	98
Swire Pacific Ltd., Class A	18,000	100
Swire Properties Ltd.	42,678	124
		4,792
Ireland – 1.3%
Accenture PLC, Class A	22,776	5,949
Allegion PLC	3,361	391
Aptiv PLC	9,601	1,251
CRH PLC	28,363	1,199
DCC PLC	3,466	247
Jazz Pharmaceuticals PLC*	1,960	324
Kerry Group PLC, Class A	5,640	817
Kingspan Group PLC*	5,614	394
Perrigo Co. PLC	4,836	216
Trane Technologies PLC	8,556	1,242
		12,030
Israel – 0.1%
Bank Hapoalim B.M.	40,586	278
Bank Leumi Le-Israel B.M.	52,168	308
Mizrahi Tefahot Bank Ltd.	4,911	114
		700
Italy – 0.6%
Assicurazioni Generali S.p.A.	39,856	694
Enel S.p.A.	291,064	2,939
Intesa Sanpaolo S.p.A.*	594,962	1,388
Tenaris S.A.	16,463	133
		5,154
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 8.5%
Aeon Co. Ltd.	23,200	$762
Ajinomoto Co., Inc.	16,800	381
ANA Holdings, Inc.*	4,500	99
Asahi Kasei Corp.	45,100	464
Astellas Pharma, Inc.	66,200	1,023
Bridgestone Corp.	19,500	641
Capcom Co. Ltd.	3,100	202
Casio Computer Co. Ltd.	7,100	130
Central Japan Railway Co.	5,300	753
Chugai Pharmaceutical Co. Ltd.	24,030	1,283
CyberAgent, Inc.	3,700	255
Dai Nippon Printing Co. Ltd.	8,100	146
Daifuku Co. Ltd.	3,600	446
Dai-ichi Life Holdings, Inc.	38,300	582
Daiichi Sankyo Co. Ltd.	60,900	2,088
Daikin Industries Ltd.	8,900	1,982
Daiwa House Industry Co. Ltd.	20,100	600
Denso Corp.	15,700	935
East Japan Railway Co.	11,000	736
Eisai Co. Ltd.	9,205	659
ENEOS Holdings, Inc.	111,500	401
Fast Retailing Co. Ltd.	2,100	1,884
Fujitsu Ltd.	7,100	1,028
Hankyu Hanshin Holdings, Inc.	8,500	283
Hino Motors Ltd.	10,200	87
Hirose Electric Co. Ltd.	1,200	182
Hitachi Construction Machinery Co. Ltd.	4,100	117
Hitachi Metals Ltd.	8,100	123
Honda Motor Co. Ltd.	58,200	1,625
Hulic Co. Ltd.	9,800	108
Inpex Corp.	36,900	199
Isuzu Motors Ltd.	19,700	188
Japan Retail Fund Investment Corp.	94	171
JFE Holdings, Inc.*	17,800	171
Kajima Corp.	16,300	219
Kansai Paint Co. Ltd.	6,500	200
Kao Corp.	17,100	1,322
KDDI Corp.	57,700	1,714
Keio Corp.	3,800	295
Keyence Corp.	6,600	3,714
Kikkoman Corp.	5,300	368
Kobayashi Pharmaceutical Co. Ltd.	1,800	220
Kobe Bussan Co. Ltd.	4,800	148

EQUITY INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 8.5%continued
Komatsu Ltd.	30,900	$847
Konami Holdings Corp.	3,300	186
Kubota Corp.	36,900	806
Kuraray Co. Ltd.	12,100	129
Kurita Water Industries Ltd.	3,100	119
Kyushu Railway Co.	5,800	125
Lawson, Inc.	1,900	89
Marubeni Corp.	60,200	401
Marui Group Co. Ltd.	7,300	128
Mazda Motor Corp.	21,600	145
Mercari, Inc.*	3,300	147
Mitsubishi Chemical Holdings Corp.	47,500	289
Mitsubishi Estate Co. Ltd.	41,800	675
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,130	73
Mitsui Chemicals, Inc.	6,700	197
Mitsui Fudosan Co. Ltd.	33,300	702
Miura Co. Ltd.	3,100	173
Mizuho Financial Group, Inc.	85,997	1,096
MS&AD Insurance Group Holdings, Inc.	16,200	494
Murata Manufacturing Co. Ltd.	20,545	1,850
Nabtesco Corp.	4,000	176
Nagoya Railroad Co. Ltd.	6,400	169
NEC Corp.	9,400	503
NGK Insulators Ltd.	8,700	135
NGK Spark Plug Co. Ltd.	5,400	92
Nintendo Co. Ltd.	4,100	2,617
Nippon Building Fund, Inc.	53	307
Nippon Express Co. Ltd.	2,600	175
Nippon Paint Holdings Co. Ltd.	5,300	583
Nippon Prologis REIT, Inc.	75	234
Nippon Shinyaku Co. Ltd.	1,600	105
Nippon Yusen K.K.	5,500	128
Nissin Foods Holdings Co. Ltd.	2,300	197
Nitori Holdings Co. Ltd.	2,900	608
Nitto Denko Corp.	5,700	512
Nomura Real Estate Holdings, Inc.	3,800	85
Nomura Real Estate Master Fund, Inc.	145	207
Nomura Research Institute Ltd.	11,776	421
NSK Ltd.	13,600	119
Obayashi Corp.	22,500	195
Odakyu Electric Railway Co. Ltd.	10,500	330
Omron Corp.	6,600	589
Ono Pharmaceutical Co. Ltd.	13,300	401
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 8.5%continued
Oriental Land Co. Ltd.	7,300	$1,207
ORIX Corp.	46,500	722
Osaka Gas Co. Ltd.	14,000	287
Otsuka Corp.	3,900	205
Panasonic Corp.	78,600	908
Rakuten, Inc.	32,200	309
Recruit Holdings Co. Ltd.	48,500	2,034
Resona Holdings, Inc.	70,600	249
Rohm Co. Ltd.	3,100	301
Santen Pharmaceutical Co. Ltd.	12,900	210
SCSK Corp.	2,000	114
Secom Co. Ltd.	7,500	692
Sega Sammy Holdings, Inc.	6,700	106
Sekisui Chemical Co. Ltd.	12,700	241
Sekisui House Ltd.	22,300	454
Seven & i Holdings Co. Ltd.	26,800	952
SG Holdings Co. Ltd.	11,800	322
Sharp Corp.	8,100	123
Shimadzu Corp.	8,000	312
Shimizu Corp.	21,000	153
Shin-Etsu Chemical Co. Ltd.	12,700	2,223
Shionogi & Co. Ltd.	9,700	530
Shiseido Co. Ltd.	14,300	992
Sohgo Security Services Co. Ltd.	2,500	130
Sompo Holdings, Inc.	12,300	502
Sony Corp.	45,200	4,545
Stanley Electric Co. Ltd.	4,633	149
Sumitomo Chemical Co. Ltd.	49,900	201
Sumitomo Metal Mining Co. Ltd.	8,300	369
Sumitomo Mitsui Trust Holdings, Inc.	11,500	357
Suntory Beverage & Food Ltd.	4,800	170
Sysmex Corp.	6,042	727
T&D Holdings, Inc.	20,000	237
Taisei Corp.	7,100	246
Takeda Pharmaceutical Co. Ltd. (OTC Exchange)	56,200	2,037
TDK Corp.	4,700	709
Teijin Ltd.	5,800	109
Tobu Railway Co. Ltd.	6,900	206
Toho Gas Co. Ltd.	2,700	179
Tokyo Century Corp.	1,500	119
Tokyo Electron Ltd.	5,400	2,014
Tokyo Gas Co. Ltd.	13,400	311
Tokyu Corp.	17,600	219

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 8.5%continued
Toppan Printing Co. Ltd.	9,200	$130
Toray Industries, Inc.	49,600	294
TOTO Ltd.	5,200	313
Toyo Suisan Kaisha Ltd.	3,300	161
Toyoda Gosei Co. Ltd.	2,200	64
Toyota Tsusho Corp.	7,500	303
Unicharm Corp.	14,300	678
USS Co. Ltd.	7,700	156
West Japan Railway Co.	6,100	321
Yakult Honsha Co. Ltd.	4,700	237
Yamada Holdings Co. Ltd.	27,560	146
Yamaha Corp.	4,900	289
Yamaha Motor Co. Ltd.	10,600	217
Yaskawa Electric Corp.	8,800	438
Yokogawa Electric Corp.	8,200	164
Z Holdings Corp.	97,400	591
ZOZO, Inc.	4,200	104
		78,281
Jordan – 0.0%
Hikma Pharmaceuticals PLC	6,130	211
Netherlands – 1.9%
Aegon N.V.	64,437	257
Akzo Nobel N.V.	6,853	736
ASML Holding N.V.	15,253	7,371
ING Groep N.V. (OTC Exchange)*	139,103	1,318
Koninklijke Ahold Delhaize N.V. (OTC Exchange)	39,324	1,110
Koninklijke DSM N.V.	6,160	1,061
Koninklijke KPN N.V.	126,840	385
Koninklijke Philips N.V.*	32,619	1,746
Koninklijke Vopak N.V.	2,643	139
NN Group N.V.	10,622	465
Prosus N.V.*	17,423	1,874
Wolters Kluwer N.V.	9,800	827
		17,289
New Zealand – 0.2%
Auckland International Airport Ltd.*	42,652	233
Fisher & Paykel Healthcare Corp. Ltd.	20,975	498
Mercury NZ Ltd.	25,535	120
Meridian Energy Ltd.	46,805	250
Ryman Healthcare Ltd.	13,907	152
Spark New Zealand Ltd.	62,675	212
		1,465
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Norway – 0.2%
Mowi ASA	15,857	$353
Norsk Hydro ASA	47,330	218
Orkla ASA	26,797	272
Schibsted ASA, Class B*	3,642	136
Telenor ASA	25,022	424
		1,403
Portugal – 0.0%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
Galp Energia SGPS S.A.	17,768	190
Jeronimo Martins SGPS S.A.	9,867	167
		357
Singapore – 0.4%
Ascendas Real Estate Investment Trust	115,228	259
CapitaLand Integrated Commercial Trust	163,567	267
CapitaLand Ltd.	83,858	208
City Developments Ltd.	16,200	98
DBS Group Holdings Ltd.	64,263	1,216
Keppel Corp. Ltd.	51,400	209
Singapore Airlines Ltd.*	48,400	156
Singapore Exchange Ltd. (OTC Exchange)	28,800	203
Singapore Telecommunications Ltd.	296,700	518
United Overseas Bank Ltd.	42,600	727
UOL Group Ltd.	16,482	96
		3,957
Spain – 0.8%
Banco Bilbao Vizcaya Argentaria S.A.	237,929	1,166
CaixaBank S.A. (OTC Exchange)	126,807	326
Iberdrola S.A.	216,127	3,091
Industria de Diseno Textil S.A.	38,868	1,238
Naturgy Energy Group S.A.	10,343	241
Red Electrica Corp. S.A.	15,502	319
Repsol S.A.	51,176	516
Telefonica S.A.	192,637	770
		7,667
Sweden – 1.0%
Assa Abloy AB, Class B	35,544	874
Atlas Copco AB, Class A	24,459	1,251
Atlas Copco AB, Class B	13,477	606
Boliden AB	10,043	355
Electrolux AB, Class B	8,210	191

EQUITY INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Sweden – 1.0%continued
Essity AB, Class B	21,446	$689
Hennes & Mauritz AB, Class B*	28,452	594
Husqvarna AB, Class B	15,107	195
ICA Gruppen AB	3,608	180
Investment AB Latour, Class B	5,779	141
Kinnevik AB, Class B*	8,816	445
Sandvik AB*	40,309	985
Skandinaviska Enskilda Banken AB, Class A*	59,110	607
Skanska AB, Class B	11,898	303
SKF AB, Class B	14,017	363
Svenska Cellulosa AB S.C.A., Class B*	21,319	372
Svenska Handelsbanken AB, Class A*	57,261	575
Tele2 AB, Class B	17,864	236
Telia Co. AB	89,337	370
		9,332
Switzerland – 3.1%
ABB Ltd. (Registered)	65,974	1,845
Adecco Group A.G. (Registered) (OTC Exchange)	5,711	383
Alcon, Inc.*	17,517	1,169
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	36	351
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	4	400
Chubb Ltd.	16,175	2,490
Cie Financiere Richemont S.A., Class A (Registered)	18,675	1,687
Clariant A.G. (Registered)	7,414	158
Coca-Cola HBC A.G. - CDI*	7,174	233
Garmin Ltd.	5,080	608
Givaudan S.A. (Registered)	330	1,390
Kuehne + Nagel International A.G. (Registered)	1,980	449
Lonza Group A.G. (Registered)	2,657	1,706
Roche Holding A.G. (OTC Exchange)	25,186	8,788
SGS S.A. (Registered)	216	651
Sika A.G. (Registered)	5,049	1,378
Sonova Holding A.G. (Registered)*	1,996	514
Straumann Holding A.G. (Registered)	377	439
Swiss Re A.G.	10,199	959
Swisscom A.G. (Registered)	922	497
Zurich Insurance Group A.G.	5,395	2,287
		28,382
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United Kingdom – 4.8%
3i Group PLC	35,432	$566
Amcor PLC	56,862	669
Associated British Foods PLC*	12,995	403
Aviva PLC	139,524	626
Barratt Developments PLC*	37,117	340
Berkeley Group Holdings (The) PLC	4,471	290
British Land (The) Co. PLC	31,361	210
BT Group PLC*	326,501	591
Burberry Group PLC*	14,813	363
CNH Industrial N.V.*	36,799	466
Coca-Cola European Partners PLC	7,507	374
Compass Group PLC	63,533	1,186
Croda International PLC	5,007	452
Ferguson PLC	8,119	987
GlaxoSmithKline PLC (OTC Exchange)	179,387	3,287
IHS Markit Ltd.	13,434	1,207
Informa PLC*	54,896	412
InterContinental Hotels Group PLC*	6,242	405
J Sainsbury PLC (OTC Exchange)	66,219	204
JD Sports Fashion PLC*	14,999	177
Johnson Matthey PLC	7,075	235
Kingfisher PLC (OTC Exchange)*	74,346	275
Land Securities Group PLC	25,464	235
Legal & General Group PLC	211,926	779
Liberty Global PLC, Class A*	6,285	152
Liberty Global PLC, Class C*	13,602	322
Linde PLC	18,805	4,955
London Stock Exchange Group PLC	11,302	1,393
Mondi PLC	17,427	411
National Grid PLC (OTC Exchange)	126,027	1,501
Next PLC*	4,792	465
Pearson PLC	27,359	253
Pentair PLC	6,081	323
Prudential PLC	93,187	1,720
Reckitt Benckiser Group PLC	25,428	2,274
RELX PLC	69,005	1,697
Rentokil Initial PLC*	66,783	466
RSA Insurance Group PLC	37,548	350
Sage Group (The) PLC	40,553	323
Schroders PLC	4,371	200
Segro PLC	42,443	550
Smith & Nephew PLC	31,668	661
Spirax-Sarco Engineering PLC	2,654	410
SSE PLC	37,026	763

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United Kingdom – 4.8%continued
Standard Chartered PLC*	97,949	$628
Standard Life Aberdeen PLC	78,155	303
Taylor Wimpey PLC*	133,070	303
Tesco PLC	347,667	1,098
Unilever PLC	37,072	2,232
Unilever PLC (Euronext Amsterdam Exchange)	57,052	3,455
Whitbread PLC*	7,296	310
Willis Towers Watson PLC	4,659	982
Wm Morrison Supermarkets PLC	87,371	212
WPP PLC	42,496	462
		43,913
United States – 59.7%
3M Co.	20,635	3,607
AbbVie, Inc.	63,215	6,773
ABIOMED, Inc.*	1,653	536
Activision Blizzard, Inc.	27,627	2,565
Adobe, Inc. (NASDAQ Exchange)*	17,176	8,590
Advance Auto Parts, Inc.	2,531	399
Agilent Technologies, Inc.	11,047	1,309
Alexandria Real Estate Equities, Inc.	4,492	801
Align Technology, Inc.*	2,677	1,431
Allstate (The) Corp.	11,288	1,241
Ally Financial, Inc.	13,712	489
Alphabet, Inc., Class A*	10,768	18,872
Alphabet, Inc., Class C*	10,760	18,850
AMERCO	336	153
American Express Co.	24,460	2,957
American Financial Group, Inc.	2,739	240
American International Group, Inc.	30,742	1,164
American Tower Corp.	15,887	3,566
American Water Works Co., Inc.	6,465	992
Ameriprise Financial, Inc.	4,279	832
AmerisourceBergen Corp.	5,568	544
Amgen, Inc.	20,988	4,826
Aon PLC, Class A	8,294	1,752
Applied Materials, Inc.	32,692	2,821
Aramark	8,296	319
Arch Capital Group Ltd.*	14,685	530
Arthur J. Gallagher & Co.	6,819	844
Assurant, Inc.	2,098	286
Atmos Energy Corp.	4,355	416
Autodesk, Inc. (NASDAQ Exchange)*	7,830	2,391
Axalta Coating Systems Ltd.*	7,753	221
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 59.7%continued
Baker Hughes Co.	24,138	$503
Ball Corp.	11,769	1,097
Bank of New York Mellon (The) Corp.	28,484	1,209
Becton Dickinson and Co.	10,376	2,596
Best Buy Co., Inc.	8,280	826
Biogen, Inc.*	5,666	1,387
BioMarin Pharmaceutical, Inc.*	6,543	574
BlackRock, Inc.	5,459	3,939
Booking Holdings, Inc.*	1,464	3,261
BorgWarner, Inc. (New York Exchange)	8,997	348
Boston Properties, Inc.	5,350	506
Bristol-Myers Squibb Co.	80,686	5,005
Bunge Ltd.	5,097	334
Burlington Stores, Inc.*	2,346	614
C.H. Robinson Worldwide, Inc.	4,956	465
Cable One, Inc.	171	381
Cadence Design Systems, Inc.*	10,079	1,375
Campbell Soup Co.	6,571	318
Cardinal Health, Inc.	10,730	575
Carlyle Group (The), Inc.	4,911	154
CarMax, Inc.*	5,935	561
Caterpillar, Inc.	19,402	3,532
Cboe Global Markets, Inc.	3,975	370
CBRE Group, Inc., Class A*	12,085	758
Centene Corp.*	20,714	1,243
CenterPoint Energy, Inc.	19,242	416
CenturyLink, Inc.	34,119	333
Cerner Corp.	10,837	850
Charles Schwab (The) Corp.	54,758	2,904
Cheniere Energy, Inc.*	8,196	492
Cigna Corp.	13,143	2,736
Cisco Systems, Inc.	151,390	6,775
Citizens Financial Group, Inc.	15,565	557
Citrix Systems, Inc.	4,251	553
Clorox (The) Co.	4,578	924
CME Group, Inc.	12,843	2,338
Coca-Cola (The) Co.	146,157	8,015
Cognex Corp.	6,251	502
Colgate-Palmolive Co.	29,096	2,488
Consolidated Edison, Inc.	11,995	867
Copart, Inc.*	7,657	974
CSX Corp.	27,347	2,482
Cummins, Inc.	5,265	1,196
Darden Restaurants, Inc.	4,754	566

EQUITY INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 59.7%continued
DaVita, Inc.*	2,914	$342
Deere & Co.	10,657	2,867
Delta Air Lines, Inc.	5,629	226
DENTSPLY SIRONA, Inc.	7,824	410
DexCom, Inc.*	3,420	1,264
Discover Financial Services	10,908	987
Discovery, Inc., Class A*	6,347	191
Discovery, Inc., Class C*	11,232	294
Domino's Pizza, Inc.	1,446	554
Dover Corp.	5,067	640
DuPont de Nemours, Inc.	26,237	1,866
Eaton Corp. PLC	14,280	1,716
eBay, Inc.	25,034	1,258
Ecolab, Inc.	9,191	1,989
Edison International	13,476	847
Edwards Lifesciences Corp.*	22,211	2,026
Electronic Arts, Inc.	10,330	1,483
Equinix, Inc.	3,171	2,265
Equitable Holdings, Inc.	14,678	376
Equity Residential	13,207	783
Erie Indemnity Co., Class A	909	223
Essential Utilities, Inc.	8,515	403
Estee Lauder (The) Cos., Inc., Class A	8,033	2,138
Eversource Energy	12,267	1,061
Expedia Group, Inc.	4,826	639
Expeditors International of Washington, Inc.	5,949	566
FactSet Research Systems, Inc.	1,393	463
Fastenal Co.	20,524	1,002
First Republic Bank	6,131	901
Fortune Brands Home & Security, Inc.	5,019	430
Franklin Resources, Inc.	10,697	267
General Mills, Inc.	21,860	1,285
Genuine Parts Co.	5,257	528
Gilead Sciences, Inc.	44,948	2,619
Hartford Financial Services Group (The), Inc.	13,100	642
Hasbro, Inc.	4,726	442
HCA Healthcare, Inc.	9,658	1,588
Healthpeak Properties, Inc.	19,402	587
Henry Schein, Inc.*	5,106	341
Hewlett Packard Enterprise Co.	45,948	544
Hilton Worldwide Holdings, Inc.	9,802	1,091
Hologic, Inc.*	9,221	672
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 59.7%continued
Home Depot (The), Inc.	38,547	$10,239
Hormel Foods Corp.	10,819	504
Host Hotels & Resorts, Inc.	25,750	377
Howmet Aerospace, Inc.	14,175	405
HP, Inc.	51,736	1,272
Humana, Inc.	4,727	1,939
Huntington Bancshares, Inc.	36,841	465
IDEX Corp.	2,759	550
IDEXX Laboratories, Inc.*	3,021	1,510
Illinois Tool Works, Inc.	11,335	2,311
Intel Corp.	152,438	7,594
Intercontinental Exchange, Inc.	19,450	2,242
International Business Machines Corp.	31,895	4,015
International Flavors & Fragrances, Inc.	3,090	336
Intuit, Inc. (NASDAQ Exchange)	9,325	3,542
Invesco Ltd.	14,255	248
Iron Mountain, Inc.	10,255	302
Johnson & Johnson	94,369	14,852
Johnson Controls International PLC	26,545	1,237
Kansas City Southern	3,344	683
Kellogg Co.	9,450	588
KeyCorp	35,555	583
Keysight Technologies, Inc.*	6,786	896
Kimberly-Clark Corp.	12,187	1,643
Laboratory Corp. of America Holdings*	3,551	723
Lam Research Corp.	5,212	2,461
Lennox International, Inc.	1,245	341
Liberty Broadband Corp., Class C*	5,570	882
Lincoln National Corp.	7,026	353
LKQ Corp.*	10,544	372
Loews Corp.	8,523	384
Lowe's Cos., Inc.	27,040	4,340
M&T Bank Corp.	4,682	596
Marathon Petroleum Corp.	23,181	959
MarketAxess Holdings, Inc.	1,378	786
Marsh & McLennan Cos., Inc.	18,152	2,124
Masco Corp.	9,590	527
Mastercard, Inc., Class A	31,984	11,416
McCormick & Co., Inc. (Non Voting)	8,857	847
McDonald's Corp.	26,649	5,718
Merck & Co., Inc.	90,631	7,414
Mettler-Toledo International, Inc.*	856	976
Microsoft Corp.	257,655	57,308

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 59.7%continued
Mohawk Industries, Inc.*	2,251	$317
Moody's Corp.	6,033	1,751
Mosaic (The) Co.	13,424	309
Nasdaq, Inc.	4,083	542
Newell Brands, Inc.	14,998	318
Newmont Corp.	28,079	1,682
NIKE, Inc., Class B	44,597	6,309
Norfolk Southern Corp.	9,116	2,166
Northern Trust Corp.(4)	7,054	657
Nucor Corp.	11,021	586
NVIDIA Corp.	22,106	11,544
NVR, Inc.*	123	502
Omnicom Group, Inc.	7,637	476
ONEOK, Inc.	15,789	606
Owens Corning	3,927	298
PACCAR, Inc.	12,410	1,071
Parker-Hannifin Corp.	4,582	1,248
PepsiCo, Inc.	49,575	7,352
Phillips 66	15,553	1,088
PNC Financial Services Group (The), Inc.	15,206	2,266
PPG Industries, Inc.	8,399	1,211
Principal Financial Group, Inc.	10,007	496
Procter & Gamble (The) Co.	89,209	12,413
Progressive (The) Corp.	21,009	2,077
Prologis, Inc. (New York Exchange)	26,422	2,633
Prudential Financial, Inc.	13,955	1,089
Quest Diagnostics, Inc.	4,893	583
Raymond James Financial, Inc.	4,406	422
Regions Financial Corp.	35,060	565
Reinsurance Group of America, Inc. (New York Exchange)	2,539	294
ResMed, Inc.	5,174	1,100
Robert Half International, Inc.	4,233	264
Rockwell Automation, Inc.	4,128	1,035
Roper Technologies, Inc.	3,735	1,610
Ross Stores, Inc.	12,689	1,558
Royal Caribbean Cruises Ltd.	6,685	499
S&P Global, Inc.	8,622	2,834
salesforce.com, Inc.*	32,603	7,255
SBA Communications Corp.	4,058	1,145
Schlumberger N.V.	49,328	1,077
Sempra Energy	10,303	1,313
Sherwin-Williams (The) Co.	2,928	2,152
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 59.7%continued
Snap-on, Inc.	1,887	$323
Stanley Black & Decker, Inc.	5,680	1,014
Starbucks Corp.	41,802	4,472
State Street Corp.	12,564	914
Steel Dynamics, Inc.	7,716	284
STERIS PLC	3,085	585
SVB Financial Group*	1,871	726
T. Rowe Price Group, Inc.	8,241	1,248
Target Corp.	17,922	3,164
Teladoc Health, Inc.*	4,162	832
Teledyne Technologies, Inc.*	1,329	521
Tesla, Inc.*	26,724	18,858
Texas Instruments, Inc.	32,863	5,394
Tiffany & Co.	4,023	529
TJX (The) Cos., Inc.	42,874	2,928
Tractor Supply Co.	4,132	581
Travelers (The) Cos., Inc.	9,069	1,273
Trimble, Inc.*	8,854	591
Truist Financial Corp.	48,132	2,307
U.S. Bancorp	48,492	2,259
UDR, Inc.	10,501	404
UGI Corp.	7,665	268
Ulta Beauty, Inc.*	1,899	545
Union Pacific Corp.	24,303	5,060
United Parcel Service, Inc., Class B	25,339	4,267
United Rentals, Inc.*	2,627	609
Vail Resorts, Inc.	1,440	402
Valero Energy Corp.	14,513	821
Varian Medical Systems, Inc.*	3,348	586
Verizon Communications, Inc.	148,368	8,717
Vertex Pharmaceuticals, Inc.*	9,314	2,201
VF Corp.	11,825	1,010
Visa, Inc., Class A	60,392	13,210
VMware, Inc., Class A*	3,085	433
Voya Financial, Inc.	4,482	264
W.W. Grainger, Inc.	1,624	663
Walt Disney (The) Co.*	64,723	11,727
Waste Management, Inc.	15,127	1,784
Waters Corp.*	2,238	554
Welltower, Inc. (New York Exchange)	14,792	956
West Pharmaceutical Services, Inc.	2,675	758
Western Union (The) Co.	14,607	320
Weyerhaeuser Co.	27,087	908
Whirlpool Corp.	2,279	411

EQUITY INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United States – 59.7%continued
Williams (The) Cos., Inc.	43,071	$864
Xylem, Inc.	6,499	662
Zoetis, Inc.	16,982	2,811
		550,623
Total Common Stocks
(Cost $602,404)		896,220

PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Bayerische Motoren Werke A.G., 4.62%(5)	2,173	147
Henkel A.G. & Co. KGaA, 2.05%(5)	6,309	711
Sartorius A.G., 0.10%(5)	1,277	535
		1,393
Total Preferred Stocks
(Cost $941)		1,393

RIGHTS – 0.0%
Spain – 0.0%
Repsol S.A.*	55,693	19
Total Rights
(Cost $20)		19

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Cie Financiere Richemont S.A. Exp. 11/22/23, Strike $67.00*	41,026	$11
Total Warrants
(Cost $—)		11

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	9,844,794	$9,845
Total Investment Companies
(Cost $9,845)		9,845

Total Investments – 98.4%
(Cost $613,210)		907,488
Other Assets less Liabilities – 1.6%		14,928
Net Assets – 100.0%		$922,416

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	Euro	297	United States Dollar	365	3/17/21	$1
Morgan Stanley	United States Dollar	24	Canadian Dollar	30	3/17/21	—*
Morgan Stanley	United States Dollar	960	Japanese Yen	99,681	3/17/21	6
Toronto-Dominion Bank	United States Dollar	177	Danish Krone	1,081	3/17/21	1
Toronto-Dominion Bank	United States Dollar	1,069	Euro	880	3/17/21	8
Toronto-Dominion Bank	United States Dollar	53	Swiss Franc	48	3/17/21	—*
Subtotal Appreciation						16
BNP	Canadian Dollar	357	United States Dollar	280	3/17/21	(1)
BNP	Danish Krone	690	United States Dollar	113	3/17/21	(1)
Citibank	Japanese Yen	34,180	United States Dollar	329	3/17/21	(2)
JPMorgan Chase	British Pound	214	United States Dollar	289	3/17/21	(4)
Morgan Stanley	British Pound	20	United States Dollar	26	3/17/21	(1)
Morgan Stanley	Hong Kong Dollar	1,630	United States Dollar	210	3/17/21	—*
Morgan Stanley	Japanese Yen	28,140	United States Dollar	273	3/17/21	—*
Toronto-Dominion Bank	Australian Dollar	108	United States Dollar	81	3/17/21	(2)
Toronto-Dominion Bank	Hong Kong Dollar	44	United States Dollar	6	3/17/21	—*
Toronto-Dominion Bank	Swedish Krona	1,078	United States Dollar	128	3/17/21	(3)
UBS	Euro	290	United States Dollar	352	3/17/21	(2)
UBS	Swedish Krona	1,600	United States Dollar	189	3/17/21	(5)
Subtotal Depreciation						(21)
Total						$(5)

*	Amounts round to less than a thousand.

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	88	$16,495	Long	3/21	$309
Euro Stoxx 50 (Euro)	89	3,860	Long	3/21	43
FTSE 100 Index (British Pound)	11	966	Long	3/21	(6)
S&P/TSX 60 Index (Canadian Dollar)	5	808	Long	3/21	(6)
SPI 200 Index (Australian Dollar)	8	1,008	Long	3/21	(6)
Topix Index (Japanese Yen)	10	1,747	Long	3/21	26
Total					$360
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.9%
Consumer Discretionary	13.1
Consumer Staples	7.8
Energy	1.9
Financials	13.2
Health Care	12.8
Industrials	10.9
Information Technology	21.0
Materials	5.2
Real Estate	2.9
Utilities	2.3
Total	100.0%
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	64.2%
Euro	11.0
Japanese Yen	8.7
All other currencies less than 5%	16.1
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$2,684	$—	$—	$2,684
Canada	36,286	—	—	36,286
Ireland	9,373	2,657	—	12,030
Switzerland	3,098	25,284	—	28,382
United Kingdom	12,439	31,474	—	43,913
United States	550,623	—	—	550,623
All Other Countries(1)	—	222,302	—	222,302
Total Common Stocks	614,503	281,717	—	896,220
Preferred Stocks(1)	—	1,393	—	1,393
Rights(1)	19	—	—	19
Warrants	11	—	—	11
Investment Companies	9,845	—	—	9,845
Total Investments	$624,378	$283,110	$—	$907,488
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$16	$—	$16

EQUITY INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Futures Contracts	$378	$—	$—	$378
Liabilities
Forward Foreign Currency Exchange Contracts	—	(21)	—	(21)
Futures Contracts	(18)	—	—	(18)
Total Other Financial Instruments	$360	$(5)	$—	$355

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,851	$227,602	$224,608	$—	$—	$3	$9,845	9,844,794
Northern Trust Corp.	577	109	167	163	(25)	16	657	7,054
Total	$7,428	$227,711	$224,775	$163	$(25)	$19	$10,502	9,851,848
NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)
Australia – 7.2%
Afterpay Ltd.*	66,522	$6,098
AGL Energy Ltd.	199,196	1,837
AMP Ltd.	1,069,918	1,288
Ampol Ltd.	80,001	1,755
APA Group	365,897	2,724
Aristocrat Leisure Ltd.	178,358	4,268
ASX Ltd.	61,498	3,416
Aurizon Holdings Ltd.	611,780	1,841
AusNet Services	615,432	837
Australia & New Zealand Banking Group Ltd.	888,823	15,575
BGP Holdings PLC(2) *	1,085,479	—
BHP Group Ltd.	923,965	30,102
BHP Group PLC	662,627	17,463
BlueScope Steel Ltd.	160,774	2,172
Brambles Ltd.	469,508	3,847
CIMIC Group Ltd.*	31,589	594
Coca-Cola Amatil Ltd.	162,233	1,618
Cochlear Ltd.	20,978	3,059
Coles Group Ltd.	417,414	5,840
Commonwealth Bank of Australia	555,474	35,200
Computershare Ltd.	155,033	1,746
Crown Resorts Ltd.	116,748	868
CSL Ltd.	142,453	31,127
Dexus	336,065	2,448
Evolution Mining Ltd.	520,738	1,979
Fortescue Metals Group Ltd.	530,669	9,595
Goodman Group	517,739	7,552
GPT Group (The)	622,460	2,161
Insurance Australia Group Ltd.	737,089	2,674
Lendlease Corp. Ltd.	219,879	2,223
Macquarie Group Ltd.	107,377	11,473
Magellan Financial Group Ltd.	41,067	1,710
Medibank Pvt Ltd.	874,979	2,032
Mirvac Group (OTC Exchange)	1,211,209	2,468
National Australia Bank Ltd.	1,030,947	17,986
Newcrest Mining Ltd.	254,009	5,060
Northern Star Resources Ltd.	233,705	2,261
Oil Search Ltd.	628,722	1,799
Orica Ltd.	127,119	1,487
Origin Energy Ltd.	557,901	2,050
Qantas Airways Ltd.*	294,988	1,104
QBE Insurance Group Ltd.	465,026	3,061
Ramsay Health Care Ltd.	57,943	2,780
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Australia – 7.2%continued
REA Group Ltd.	16,671	$1,915
Rio Tinto Ltd.	116,496	10,232
Santos Ltd.	544,162	2,632
Scentre Group	1,612,972	3,462
SEEK Ltd.	107,224	2,361
Sonic Healthcare Ltd.	140,648	3,494
South32 Ltd.	1,500,569	2,861
Stockland	762,503	2,460
Suncorp Group Ltd.	397,970	2,992
Sydney Airport*	422,536	2,090
Tabcorp Holdings Ltd.	687,083	2,068
Telstra Corp. Ltd.	1,297,761	2,984
TPG Telecom Ltd.*	114,731	639
Transurban Group (OTC Exchange)	855,482	9,018
Treasury Wine Estates Ltd.	223,566	1,622
Vicinity Centres	1,237,244	1,533
Washington H Soul Pattinson & Co. Ltd.	34,737	807
Wesfarmers Ltd.	354,658	13,791
Westpac Banking Corp.	1,132,374	16,895
WiseTech Global Ltd.	47,156	1,116
Woodside Petroleum Ltd.	297,055	5,210
Woolworths Group Ltd.	395,728	12,002
		359,362
Austria – 0.2%
Erste Group Bank A.G.*	86,416	2,609
OMV A.G.	46,476	1,876
Raiffeisen Bank International A.G.*	48,100	972
Verbund A.G.	20,710	1,772
voestalpine A.G.	37,040	1,332
		8,561
Belgium – 0.9%
Ageas S.A./N.V.	55,457	2,956
Anheuser-Busch InBev S.A./N.V.	238,529	16,669
Elia Group S.A./N.V.	9,981	1,189
Etablissements Franz Colruyt N.V.	17,651	1,046
Galapagos N.V.*	13,741	1,351
Groupe Bruxelles Lambert S.A.	34,456	3,477
KBC Group N.V.*	78,169	5,479
Proximus S.A. DP	48,436	961
Sofina S.A.	4,895	1,657
Solvay S.A., Class A	23,671	2,805

EQUITY INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Belgium – 0.9%continued
UCB S.A.	39,458	$4,078
Umicore S.A.	62,905	3,022
		44,690
Chile – 0.0%
Antofagasta PLC	122,683	2,418
Denmark – 2.5%
Ambu A/S, Class B	51,052	2,204
AP Moller - Maersk A/S, Class A	1,004	2,083
AP Moller - Maersk A/S, Class B	1,912	4,264
Carlsberg A.S., Class B	32,147	5,154
Chr Hansen Holding A/S*	33,660	3,463
Coloplast A/S, Class B	37,328	5,702
Danske Bank A/S*	216,069	3,583
Demant A/S*	33,729	1,331
DSV Panalpina A/S	64,835	10,851
Genmab A/S*	20,450	8,272
GN Store Nord A/S	40,916	3,252
H Lundbeck A/S	22,078	756
Novo Nordisk A/S, Class B	540,299	37,792
Novozymes A/S, Class B	65,936	3,784
Orsted A/S	59,251	12,118
Pandora A/S	31,837	3,557
ROCKWOOL International A/S, Class B	2,574	964
Tryg A/S	37,739	1,190
Vestas Wind Systems A/S	61,713	14,606
		124,926
Finland – 1.2%
Elisa OYJ	45,373	2,477
Fortum OYJ	140,967	3,391
Kesko OYJ, Class B	87,301	2,243
Kone OYJ, Class B	106,318	8,628
Neste OYJ	132,301	9,557
Nokia OYJ*	1,770,843	6,754
Nordea Bank Abp*	1,010,742	8,253
Orion OYJ, Class B	34,192	1,567
Sampo OYJ, Class A	146,687	6,221
Stora Enso OYJ (Registered)	185,170	3,536
UPM-Kymmene OYJ	165,995	6,176
Wartsila OYJ Abp	143,513	1,428
		60,231
France – 10.7%
Accor S.A.*	58,400	2,128
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
France – 10.7%continued
Aeroports de Paris*	9,480	$1,231
Air Liquide S.A.	148,459	24,366
Airbus S.E.*	184,352	20,251
Alstom S.A.*	78,573	4,456
Amundi S.A.*	19,295	1,576
Arkema S.A.	21,879	2,501
Atos S.E.*	31,496	2,880
AXA S.A.	606,280	14,545
BioMerieux	13,166	1,857
BNP Paribas S.A. (OTC Exchange)*	352,628	18,599
Bollore S.A.	283,446	1,172
Bouygues S.A.	71,918	2,959
Bureau Veritas S.A.*	92,156	2,451
Capgemini S.E.	50,260	7,794
Carrefour S.A.	191,571	3,285
Cie de Saint-Gobain*	161,933	7,425
Cie Generale des Etablissements Michelin S.C.A.	52,929	6,793
CNP Assurances*	54,298	875
Covivio	16,616	1,531
Credit Agricole S.A.*	360,889	4,557
Danone S.A.	193,582	12,723
Dassault Aviation S.A.*	777	852
Dassault Systemes S.E.	41,263	8,382
Edenred	78,121	4,433
Eiffage S.A.*	27,033	2,613
Electricite de France S.A.*	195,513	3,097
Engie S.A.*	572,191	8,761
EssilorLuxottica S.A. (OTC Exchange)	89,148	13,903
Eurazeo S.E.*	12,643	858
Eurofins Scientific S.E.*	42,020	3,526
Faurecia S.E.*	26,453	1,356
Gecina S.A.	13,904	2,147
Getlink S.E.*	136,336	2,363
Hermes International	9,928	10,676
Iliad S.A.	4,810	988
Ipsen S.A.	12,382	1,030
Kering S.A.	23,748	17,265
Klepierre S.A.	63,233	1,423
La Francaise des Jeux S.A.E.M	27,798	1,271
Legrand S.A.	83,451	7,448
L'Oreal S.A.	78,895	29,977
LVMH Moet Hennessy Louis Vuitton S.E.	87,080	54,410
Natixis S.A.*	301,768	1,039

NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
France – 10.7%continued
Orange S.A.	624,332	$7,431
Orpea S.A.*	16,423	2,164
Pernod Ricard S.A.	65,575	12,570
Peugeot S.A.*	183,645	5,026
Publicis Groupe S.A.	68,514	3,414
Remy Cointreau S.A.	7,200	1,338
Renault S.A.*	61,381	2,686
Safran S.A. (OTC Exchange)*	100,339	14,230
Sanofi	355,357	34,335
Sartorius Stedim Biotech	8,606	3,067
Schneider Electric S.E.	168,882	24,428
SCOR S.E.*	50,724	1,639
SEB S.A.	7,170	1,306
SES S.A.	121,841	1,152
Societe Generale S.A.*	252,720	5,265
Sodexo S.A.	28,251	2,391
Suez S.A.	109,881	2,178
Teleperformance	18,327	6,077
Thales S.A. (OTC Exchange)	33,906	3,106
TOTAL S.E.	790,397	34,096
Ubisoft Entertainment S.A.*	28,603	2,756
Unibail-Rodamco-Westfield - CDI	284,960	1,122
Unibail-Rodamco-Westfield (OTC Exchange)	29,036	2,292
Valeo S.A.	73,195	2,891
Veolia Environnement S.A.	168,030	4,111
Vinci S.A. (OTC Exchange)	162,980	16,217
Vivendi S.A.	259,493	8,368
Wendel S.E.	8,624	1,033
Worldline S.A.*	74,689	7,224
		537,686
Germany – 8.7%
adidas A.G.*	59,685	21,727
Allianz S.E. (Registered)	130,943	32,038
Aroundtown S.A.	313,495	2,344
BASF S.E.	287,726	22,720
Bayer A.G. (Registered)	307,910	18,098
Bayerische Motoren Werke A.G.	103,416	9,128
Bechtle A.G.	8,716	1,901
Beiersdorf A.G.	31,536	3,636
Brenntag A.G.	48,002	3,715
Carl Zeiss Meditec A.G. (Bearer)	12,798	1,703
Commerzbank A.G.*	315,536	2,030
Continental A.G.	34,847	5,164
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Germany – 8.7%continued
Covestro A.G.(3)	57,079	$3,521
Daimler A.G. (Registered)	267,989	18,923
Delivery Hero S.E.*	41,019	6,367
Deutsche Bank A.G. (Registered)*	614,687	6,692
Deutsche Boerse A.G.	59,546	10,109
Deutsche Lufthansa A.G. (Registered)*	95,516	1,262
Deutsche Post A.G. (Registered)	310,091	15,346
Deutsche Telekom A.G. (Registered)	1,045,057	19,098
Deutsche Wohnen S.E.	107,031	5,714
E.ON S.E.	702,385	7,779
Evonik Industries A.G.	64,961	2,116
Fresenius Medical Care A.G. & Co. KGaA	66,682	5,562
Fresenius S.E. & Co. KGaA	130,841	6,046
GEA Group A.G.	49,088	1,756
Hannover Rueck S.E.	19,178	3,047
HeidelbergCement A.G.	46,157	3,453
HelloFresh S.E.*	46,181	3,569
Henkel A.G. & Co. KGaA	32,535	3,132
HOCHTIEF A.G.	7,874	765
Infineon Technologies A.G.	408,843	15,690
KION Group A.G.	20,729	1,802
Knorr-Bremse A.G.	22,717	3,095
LANXESS A.G.	26,577	2,038
LEG Immobilien A.G.	22,170	3,437
Merck KGaA	40,498	6,942
MTU Aero Engines A.G.	16,791	4,375
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	43,963	13,020
Nemetschek S.E.	18,794	1,387
Puma S.E.*	30,417	3,430
Rational A.G.	1,633	1,519
RWE A.G.	200,911	8,486
SAP S.E.	327,571	43,046
Scout24 A.G.	33,436	2,739
Siemens A.G. (Registered)	240,048	34,357
Siemens Energy A.G.*	124,931	4,585
Siemens Healthineers A.G.	84,297	4,316
Symrise A.G.	40,219	5,320
TeamViewer A.G.*	48,184	2,581
Telefonica Deutschland Holding A.G.	332,822	917
Uniper S.E.	64,190	2,215
United Internet A.G. (Registered)	34,448	1,452

EQUITY INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Germany – 8.7%continued
Volkswagen A.G.	10,320	$2,145
Vonovia S.E.	163,273	11,906
Zalando S.E.*	47,722	5,317
		434,578
Hong Kong – 3.1%
AIA Group Ltd.	3,792,486	46,715
ASM Pacific Technology Ltd.	97,300	1,284
Bank of East Asia (The) Ltd.	415,830	891
BOC Hong Kong Holdings Ltd.	1,156,108	3,513
Budweiser Brewing Co. APAC Ltd.	548,400	1,813
CK Asset Holdings Ltd.	807,138	4,152
CK Hutchison Holdings Ltd.	844,138	5,895
CK Infrastructure Holdings Ltd.	217,353	1,168
CLP Holdings Ltd. (OTC Exchange)	512,514	4,745
ESR Cayman Ltd.*	536,800	1,929
Galaxy Entertainment Group Ltd.	675,148	5,251
Hang Lung Properties Ltd.	644,501	1,706
Hang Seng Bank Ltd.	242,379	4,188
Henderson Land Development Co. Ltd.	458,929	1,792
HK Electric Investments & HK Electric Investments Ltd.	855,227	842
HKT Trust & HKT Ltd.	1,188,220	1,542
Hong Kong & China Gas Co. Ltd.	3,322,482	4,971
Hong Kong Exchanges & Clearing Ltd.	377,096	20,740
Hongkong Land Holdings Ltd.	375,600	1,552
Jardine Matheson Holdings Ltd.	69,800	3,909
Jardine Strategic Holdings Ltd.	67,200	1,672
Link REIT	646,388	5,890
Melco Resorts & Entertainment Ltd. ADR	68,337	1,268
MTR Corp. Ltd.	476,136	2,663
New World Development Co. Ltd.	483,111	2,251
PCCW Ltd.	1,398,926	843
Power Assets Holdings Ltd.	441,817	2,397
Sino Land Co. Ltd.	978,651	1,276
SJM Holdings Ltd.	627,572	703
Sun Hung Kai Properties Ltd.	407,758	5,264
Swire Pacific Ltd., Class A	155,051	862
Swire Properties Ltd.	383,787	1,118
Techtronic Industries Co. Ltd.	424,833	6,083
WH Group Ltd.	3,052,213	2,559
Wharf Real Estate Investment Co. Ltd.	532,766	2,778
Xinyi Glass Holdings Ltd.	580,000	1,623
		157,848
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Ireland – 1.0%
CRH PLC	246,200	$10,407
DCC PLC	31,541	2,242
Experian PLC	287,185	10,943
Flutter Entertainment PLC*	50,975	10,441
Irish Bank Resolution Corp. Ltd.(2) *	99,788	—
James Hardie Industries PLC - CDI*	137,911	4,080
Kerry Group PLC, Class A	49,872	7,225
Kingspan Group PLC*	48,129	3,379
Smurfit Kappa Group PLC	72,533	3,373
		52,090
Isle of Man – 0.1%
Entain PLC*	185,117	2,874
Israel – 0.6%
Azrieli Group Ltd.	13,578	864
Bank Hapoalim B.M.	350,981	2,409
Bank Leumi Le-Israel B.M.	461,937	2,727
Check Point Software Technologies Ltd.*	35,124	4,668
CyberArk Software Ltd.*	12,287	1,986
Elbit Systems Ltd.	8,533	1,124
ICL Group Ltd.	227,703	1,162
Israel Discount Bank Ltd., Class A	370,758	1,430
Mizrahi Tefahot Bank Ltd.	44,365	1,028
Nice Ltd.*	19,493	5,506
Teva Pharmaceutical Industries Ltd. ADR*	342,569	3,306
Wix.com Ltd.*	17,232	4,307
		30,517
Italy – 2.1%
Amplifon S.p.A.*	39,886	1,653
Assicurazioni Generali S.p.A.	346,051	6,023
Atlantia S.p.A. (OTC Exchange)*	157,434	2,826
Davide Campari-Milano N.V.	186,290	2,131
DiaSorin S.p.A.	7,857	1,636
Enel S.p.A.	2,548,903	25,740
Eni S.p.A.	794,145	8,220
Ferrari N.V.	16,483	3,812
Ferrari N.V. (New York Exchange)	23,010	5,281
FinecoBank Banca Fineco S.p.A.*	192,298	3,138
Infrastrutture Wireless Italiane S.p.A.	107,705	1,306
Intesa Sanpaolo S.p.A.*	5,177,370	12,079
Mediobanca Banca di Credito Finanziario S.p.A.*	198,017	1,810
Moncler S.p.A.*	60,492	3,700

NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Italy – 2.1%continued
Nexi S.p.A.*	137,016	$2,722
Poste Italiane S.p.A.	160,880	1,633
Prysmian S.p.A.	76,353	2,722
Recordati Industria Chimica e Farmaceutica S.p.A.	33,670	1,861
Snam S.p.A.	629,795	3,537
Telecom Italia S.p.A.	2,637,213	1,214
Telecom Italia S.p.A. (RSP)	1,985,718	1,027
Tenaris S.A.	148,437	1,199
Terna Rete Elettrica Nazionale S.p.A.	445,871	3,402
UniCredit S.p.A. (OTC Exchange)*	663,718	6,142
		104,814
Japan – 25.2%
ABC-Mart, Inc.	10,800	601
Acom Co. Ltd.	127,500	546
Advantest Corp.	62,400	4,685
Aeon Co. Ltd.	204,100	6,700
Aeon Mall Co. Ltd.	32,680	541
AGC, Inc.	61,500	2,148
Air Water, Inc.	58,469	1,043
Aisin Seiki Co. Ltd.	51,900	1,560
Ajinomoto Co., Inc.	147,700	3,347
Alfresa Holdings Corp.	61,400	1,126
Amada Co. Ltd.	99,200	1,096
ANA Holdings, Inc.*	50,000	1,105
Asahi Group Holdings Ltd.	141,500	5,832
Asahi Intecc Co. Ltd.	60,900	2,223
Asahi Kasei Corp.	387,800	3,989
Astellas Pharma, Inc.	581,500	8,990
Azbil Corp.	39,400	2,155
Bandai Namco Holdings, Inc.	62,300	5,392
Bank of Kyoto (The) Ltd.	18,094	947
Bridgestone Corp.	165,900	5,450
Brother Industries Ltd.	68,600	1,416
Calbee, Inc.	28,100	846
Canon, Inc.	313,600	6,022
Capcom Co. Ltd.	28,100	1,827
Casio Computer Co. Ltd.	62,000	1,136
Central Japan Railway Co.	45,100	6,406
Chiba Bank (The) Ltd.	167,800	925
Chubu Electric Power Co., Inc.	202,500	2,438
Chugai Pharmaceutical Co. Ltd.	210,365	11,231
Chugoku Electric Power (The) Co., Inc.	93,500	1,102
Coca-Cola Bottlers Japan Holdings, Inc.	39,800	622
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 25.2%continued
Concordia Financial Group Ltd.	325,500	$1,154
Cosmos Pharmaceutical Corp.	6,500	1,050
CyberAgent, Inc.	32,300	2,228
Dai Nippon Printing Co. Ltd.	77,400	1,396
Daifuku Co. Ltd.	32,100	3,973
Dai-ichi Life Holdings, Inc.	337,400	5,125
Daiichi Sankyo Co. Ltd.	533,500	18,289
Daikin Industries Ltd.	78,100	17,394
Daito Trust Construction Co. Ltd.	21,100	1,973
Daiwa House Industry Co. Ltd.	176,800	5,277
Daiwa House REIT Investment Corp.	633	1,566
Daiwa Securities Group, Inc.	460,400	2,100
Denso Corp.	135,500	8,068
Dentsu Group, Inc.	66,818	1,988
Disco Corp.	8,900	3,002
East Japan Railway Co.	94,512	6,327
Eisai Co. Ltd.	78,800	5,638
ENEOS Holdings, Inc.	974,897	3,505
FANUC Corp.	60,100	14,798
Fast Retailing Co. Ltd.	18,300	16,421
Fuji Electric Co. Ltd.	41,000	1,480
FUJIFILM Holdings Corp.	113,000	5,960
Fujitsu Ltd.	61,500	8,903
Fukuoka Financial Group, Inc.	54,800	982
GLP J-Reit	1,208	1,905
GMO Payment Gateway, Inc.	12,600	1,683
Hakuhodo DY Holdings, Inc.	74,300	1,021
Hamamatsu Photonics K.K.	43,170	2,472
Hankyu Hanshin Holdings, Inc.	70,500	2,351
Harmonic Drive Systems, Inc.	12,300	1,100
Hikari Tsushin, Inc.	6,700	1,567
Hino Motors Ltd.	87,800	752
Hirose Electric Co. Ltd.	10,028	1,520
Hisamitsu Pharmaceutical Co., Inc.	16,700	993
Hitachi Construction Machinery Co. Ltd.	34,100	972
Hitachi Ltd.	302,900	11,952
Hitachi Metals Ltd.	69,000	1,051
Honda Motor Co. Ltd.	510,700	14,263
Hoshizaki Corp.	16,400	1,507
Hoya Corp.	117,800	16,283
Hulic Co. Ltd.	96,800	1,064
Ibiden Co. Ltd.	33,700	1,566
Idemitsu Kosan Co. Ltd.	61,988	1,365

EQUITY INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 25.2%continued
Iida Group Holdings Co. Ltd.	46,864	$947
Inpex Corp.	317,700	1,717
Isuzu Motors Ltd.	177,800	1,693
Ito En Ltd.	17,600	1,114
ITOCHU Corp.	422,200	12,160
Itochu Techno-Solutions Corp.	28,700	1,022
Japan Airlines Co. Ltd.*	35,500	688
Japan Airport Terminal Co. Ltd.	15,900	966
Japan Exchange Group, Inc.	158,900	4,063
Japan Post Bank Co. Ltd.	129,800	1,072
Japan Post Holdings Co. Ltd.	500,100	3,896
Japan Post Insurance Co. Ltd.	70,000	1,435
Japan Real Estate Investment Corp.	419	2,420
Japan Retail Fund Investment Corp.	822	1,499
Japan Tobacco, Inc.	374,700	7,636
JFE Holdings, Inc.*	150,000	1,440
JSR Corp.	65,000	1,816
Kajima Corp.	139,000	1,865
Kakaku.com, Inc.	43,700	1,200
Kansai Electric Power (The) Co., Inc.	220,800	2,100
Kansai Paint Co. Ltd.	56,600	1,744
Kao Corp.	150,600	11,644
KDDI Corp.	505,400	15,009
Keihan Holdings Co. Ltd.	30,700	1,473
Keikyu Corp.	67,900	1,168
Keio Corp.	32,500	2,523
Keisei Electric Railway Co. Ltd.	41,300	1,400
Keyence Corp.	57,156	32,166
Kikkoman Corp.	46,500	3,230
Kintetsu Group Holdings Co. Ltd.	53,300	2,339
Kirin Holdings Co. Ltd.	257,100	6,070
Kobayashi Pharmaceutical Co. Ltd.	15,700	1,919
Kobe Bussan Co. Ltd.	38,100	1,176
Koei Tecmo Holdings Co. Ltd.	14,400	880
Koito Manufacturing Co. Ltd.	33,414	2,273
Komatsu Ltd.	272,900	7,478
Konami Holdings Corp.	29,700	1,672
Kose Corp.	10,600	1,812
Kubota Corp.	324,400	7,087
Kuraray Co. Ltd.	95,700	1,022
Kurita Water Industries Ltd.	31,500	1,206
Kyocera Corp.	100,400	6,162
Kyowa Kirin Co. Ltd.	86,100	2,353
Kyushu Electric Power Co., Inc.	116,800	1,011
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 25.2%continued
Kyushu Railway Co.	44,700	$966
Lasertec Corp.	24,100	2,835
Lawson, Inc.	15,900	741
LINE Corp.*	11,700	606
Lion Corp.	72,400	1,754
LIXIL Corp.	85,200	1,850
M3, Inc.	138,200	13,072
Makita Corp.	69,600	3,494
Marubeni Corp.	523,400	3,489
Marui Group Co. Ltd.	61,300	1,078
Mazda Motor Corp.	181,600	1,221
McDonald's Holdings Co. Japan Ltd.	21,000	1,017
Medipal Holdings Corp.	55,800	1,049
MEIJI Holdings Co. Ltd.	36,526	2,568
Mercari, Inc.*	27,800	1,236
MINEBEA MITSUMI, Inc.	115,700	2,302
MISUMI Group, Inc.	88,000	2,890
Mitsubishi Chemical Holdings Corp.	407,600	2,480
Mitsubishi Corp.	419,000	10,333
Mitsubishi Electric Corp.	572,000	8,659
Mitsubishi Estate Co. Ltd.	369,000	5,959
Mitsubishi Gas Chemical Co., Inc.	50,600	1,165
Mitsubishi Heavy Industries Ltd.	101,800	3,120
Mitsubishi UFJ Financial Group, Inc.	3,828,495	16,955
Mitsubishi UFJ Lease & Finance Co. Ltd.	132,200	638
Mitsui & Co. Ltd.	510,600	9,368
Mitsui Chemicals, Inc.	58,700	1,724
Mitsui Fudosan Co. Ltd.	285,700	6,022
Miura Co. Ltd.	28,000	1,564
Mizuho Financial Group, Inc.	755,218	9,627
MonotaRO Co. Ltd.	39,900	2,029
MS&AD Insurance Group Holdings, Inc.	139,143	4,243
Murata Manufacturing Co. Ltd.	179,991	16,210
Nabtesco Corp.	35,899	1,576
Nagoya Railroad Co. Ltd.	57,200	1,510
NEC Corp.	81,000	4,337
Nexon Co. Ltd.	154,100	4,746
NGK Insulators Ltd.	82,000	1,268
NGK Spark Plug Co. Ltd.	48,700	834
NH Foods Ltd.	26,300	1,158
Nidec Corp.	140,100	17,652
Nihon M&A Center, Inc.	47,000	3,145
Nintendo Co. Ltd.	35,100	22,400

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 25.2%continued
Nippon Building Fund, Inc.	454	$2,629
Nippon Express Co. Ltd.	22,500	1,514
Nippon Paint Holdings Co. Ltd.	45,800	5,035
Nippon Prologis REIT, Inc.	667	2,082
Nippon Sanso Holdings Corp.	49,700	925
Nippon Shinyaku Co. Ltd.	14,200	933
Nippon Steel Corp.*	257,061	3,334
Nippon Telegraph & Telephone Corp.	403,012	10,334
Nippon Yusen K.K.	46,500	1,085
Nissan Chemical Corp.	39,400	2,469
Nissan Motor Co. Ltd.*	733,200	3,989
Nisshin Seifun Group, Inc.	62,905	1,001
Nissin Foods Holdings Co. Ltd.	19,500	1,671
Nitori Holdings Co. Ltd.	24,900	5,220
Nitto Denko Corp.	49,100	4,409
Nomura Holdings, Inc.	982,800	5,203
Nomura Real Estate Holdings, Inc.	37,900	843
Nomura Real Estate Master Fund, Inc.	1,345	1,924
Nomura Research Institute Ltd.	101,622	3,631
NSK Ltd.	113,900	995
NTT Data Corp.	201,400	2,760
Obayashi Corp.	196,200	1,700
Obic Co. Ltd.	21,800	4,384
Odakyu Electric Railway Co. Ltd.	91,900	2,889
Oji Holdings Corp.	266,900	1,520
Olympus Corp.	365,000	7,990
Omron Corp.	57,800	5,158
Ono Pharmaceutical Co. Ltd.	114,400	3,448
Oracle Corp. Japan	11,800	1,535
Oriental Land Co. Ltd.	62,700	10,364
ORIX Corp.	410,200	6,366
Orix JREIT, Inc.	815	1,347
Osaka Gas Co. Ltd.	119,700	2,452
Otsuka Corp.	32,900	1,734
Otsuka Holdings Co. Ltd.	121,515	5,210
Pan Pacific International Holdings Corp.	127,800	2,952
Panasonic Corp.	690,600	7,980
PeptiDream, Inc.*	30,100	1,530
Persol Holdings Co. Ltd.	57,800	1,045
Pigeon Corp.	36,800	1,521
Pola Orbis Holdings, Inc.	28,800	585
Rakuten, Inc.	268,300	2,577
Recruit Holdings Co. Ltd.	425,200	17,834
Renesas Electronics Corp.*	244,200	2,562
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 25.2%continued
Resona Holdings, Inc.	637,310	$2,244
Ricoh Co. Ltd.	217,200	1,426
Rinnai Corp.	11,600	1,348
Rohm Co. Ltd.	27,900	2,706
Ryohin Keikaku Co. Ltd.	76,200	1,557
Santen Pharmaceutical Co. Ltd.	111,200	1,806
SBI Holdings, Inc.	75,560	1,795
SCSK Corp.	17,100	979
Secom Co. Ltd.	65,700	6,066
Sega Sammy Holdings, Inc.	55,300	873
Seibu Holdings, Inc.	67,100	659
Seiko Epson Corp.	86,900	1,292
Sekisui Chemical Co. Ltd.	113,800	2,159
Sekisui House Ltd.	191,000	3,891
Seven & i Holdings Co. Ltd.	235,500	8,363
SG Holdings Co. Ltd.	102,000	2,784
Sharp Corp.	70,300	1,067
Shimadzu Corp.	70,800	2,758
Shimamura Co. Ltd.	6,900	724
Shimano, Inc.	23,100	5,395
Shimizu Corp.	162,800	1,189
Shin-Etsu Chemical Co. Ltd.	111,000	19,432
Shinsei Bank Ltd.	51,000	633
Shionogi & Co. Ltd.	82,600	4,515
Shiseido Co. Ltd.	125,200	8,685
Shizuoka Bank (The) Ltd.	131,500	969
SMC Corp.	17,900	10,932
SoftBank Corp.	899,800	11,280
SoftBank Group Corp.	491,500	38,492
Sohgo Security Services Co. Ltd.	21,700	1,126
Sompo Holdings, Inc.	104,945	4,281
Sony Corp.	395,500	39,765
Square Enix Holdings Co. Ltd.	28,700	1,742
Stanley Electric Co. Ltd.	41,500	1,339
Subaru Corp.	191,600	3,839
SUMCO Corp.	83,700	1,838
Sumitomo Chemical Co. Ltd.	472,600	1,904
Sumitomo Corp.	370,400	4,910
Sumitomo Dainippon Pharma Co. Ltd.	58,700	866
Sumitomo Electric Industries Ltd.	238,100	3,159
Sumitomo Metal Mining Co. Ltd.	72,000	3,201
Sumitomo Mitsui Financial Group, Inc. (OTC Exchange)	408,642	12,645
Sumitomo Mitsui Trust Holdings, Inc.	104,119	3,228

EQUITY INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 25.2%continued
Sumitomo Realty & Development Co. Ltd.	96,000	$2,966
Sundrug Co. Ltd.	22,800	910
Suntory Beverage & Food Ltd.	44,300	1,568
Suzuken Co. Ltd.	21,236	768
Suzuki Motor Corp.	115,300	5,353
Sysmex Corp.	52,398	6,302
T&D Holdings, Inc.	172,300	2,039
Taiheiyo Cement Corp.	36,400	916
Taisei Corp.	60,700	2,101
Taisho Pharmaceutical Holdings Co. Ltd.	10,600	715
Takeda Pharmaceutical Co. Ltd. (OTC Exchange)	493,566	17,893
TDK Corp.	40,400	6,093
Teijin Ltd.	56,500	1,065
Terumo Corp.	202,000	8,449
THK Co. Ltd.	38,200	1,236
TIS, Inc.	68,700	1,409
Tobu Railway Co. Ltd.	60,300	1,804
Toho Co. Ltd.	34,200	1,442
Toho Gas Co. Ltd.	23,000	1,528
Tohoku Electric Power Co., Inc.	140,200	1,162
Tokio Marine Holdings, Inc.	198,000	10,257
Tokyo Century Corp.	13,100	1,041
Tokyo Electric Power Co. Holdings, Inc.*	466,000	1,230
Tokyo Electron Ltd.	46,800	17,456
Tokyo Gas Co. Ltd.	117,200	2,724
Tokyu Corp.	159,300	1,982
Tokyu Fudosan Holdings Corp.	183,500	981
Toppan Printing Co. Ltd.	82,700	1,168
Toray Industries, Inc.	440,900	2,616
Toshiba Corp.	120,800	3,383
Tosoh Corp.	82,800	1,297
TOTO Ltd.	45,100	2,714
Toyo Suisan Kaisha Ltd.	28,300	1,377
Toyoda Gosei Co. Ltd.	20,900	608
Toyota Industries Corp.	45,100	3,585
Toyota Motor Corp.	665,444	51,026
Toyota Tsusho Corp.	67,600	2,735
Trend Micro, Inc.	42,100	2,424
Tsuruha Holdings, Inc.	11,800	1,682
Unicharm Corp.	125,800	5,969
United Urban Investment Corp.	945	1,169
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 25.2%continued
USS Co. Ltd.	69,700	$1,410
Welcia Holdings Co. Ltd.	29,700	1,120
West Japan Railway Co.	51,600	2,713
Yakult Honsha Co. Ltd.	40,800	2,057
Yamada Holdings Co. Ltd.	223,690	1,189
Yamaha Corp.	42,800	2,523
Yamaha Motor Co. Ltd.	86,400	1,767
Yamato Holdings Co. Ltd.	98,500	2,516
Yamazaki Baking Co. Ltd.	39,405	658
Yaskawa Electric Corp.	74,600	3,716
Yokogawa Electric Corp.	72,200	1,441
Z Holdings Corp.	829,400	5,030
ZOZO, Inc.	34,700	858
		1,260,559
Jordan – 0.0%
Hikma Pharmaceuticals PLC	53,646	1,848
Macau – 0.1%
Sands China Ltd.	753,899	3,314
Wynn Macau Ltd.*	495,346	833
		4,147
Mexico – 0.0%
Fresnillo PLC	58,676	908
Netherlands – 4.9%
ABN AMRO Bank N.V. - C.V.A.*	134,814	1,322
Adyen N.V.*	5,684	13,226
Aegon N.V.	562,875	2,248
Akzo Nobel N.V.	60,378	6,486
Altice Europe N.V.*	202,690	1,320
ArcelorMittal S.A.*	224,027	5,141
Argenx S.E.*	13,935	4,108
ASML Holding N.V.	133,536	64,533
EXOR N.V.	34,142	2,740
Heineken Holding N.V.	35,711	3,364
Heineken N.V.	81,179	9,053
ING Groep N.V. (OTC Exchange)*	1,222,053	11,577
JDE Peet's N.V.*	23,964	1,080
Just Eat Takeaway.com N.V.*	39,454	4,447
Koninklijke Ahold Delhaize N.V. (OTC Exchange)	345,121	9,746
Koninklijke DSM N.V.	53,976	9,298
Koninklijke KPN N.V.	1,135,486	3,443
Koninklijke Philips N.V.*	285,942	15,303
Koninklijke Vopak N.V.	22,420	1,176

NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Netherlands – 4.9%continued
NN Group N.V.	91,335	$3,996
Prosus N.V.*	152,719	16,429
QIAGEN N.V.*	72,247	3,747
Randstad N.V.*	38,014	2,475
Royal Dutch Shell PLC, Class A	1,285,978	22,830
Royal Dutch Shell PLC, Class B (OTC Exchange)	1,162,592	20,029
Wolters Kluwer N.V.	85,617	7,226
		246,343
New Zealand – 0.4%
a2 Milk (The) Co. Ltd.*	236,972	2,055
Auckland International Airport Ltd.*	399,669	2,184
Fisher & Paykel Healthcare Corp. Ltd.	179,631	4,266
Mercury NZ Ltd.	212,645	999
Meridian Energy Ltd.	410,293	2,190
Ryman Healthcare Ltd.	127,707	1,398
Spark New Zealand Ltd.	548,906	1,856
Xero Ltd.*	37,588	4,279
		19,227
Norway – 0.6%
Adevinta ASA*	77,353	1,299
DNB ASA*	295,627	5,821
Equinor ASA	305,414	5,068
Gjensidige Forsikring ASA	64,749	1,445
Mowi ASA	135,808	3,025
Norsk Hydro ASA	419,775	1,937
Orkla ASA	237,343	2,408
Schibsted ASA, Class A*	24,140	1,028
Schibsted ASA, Class B*	31,346	1,171
Telenor ASA	217,328	3,681
Yara International ASA	55,725	2,313
		29,196
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(2) *	882,815	—
EDP - Energias de Portugal S.A.	863,858	5,443
Galp Energia SGPS S.A.	161,165	1,724
Jeronimo Martins SGPS S.A.	80,224	1,357
		8,524
Singapore – 1.0%
Ascendas Real Estate Investment Trust	1,016,392	2,289
CapitaLand Integrated Commercial Trust	1,441,641	2,353
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Singapore – 1.0%continued
CapitaLand Ltd.	798,962	$1,980
City Developments Ltd.	144,100	870
DBS Group Holdings Ltd.	560,250	10,597
Genting Singapore Ltd.	1,868,480	1,200
Keppel Corp. Ltd.	451,350	1,835
Mapletree Commercial Trust(4)	683,900	1,101
Mapletree Logistics Trust	918,500	1,397
Oversea-Chinese Banking Corp. Ltd.	1,030,151	7,832
Singapore Airlines Ltd.*	426,335	1,378
Singapore Exchange Ltd. (OTC Exchange)	256,500	1,805
Singapore Technologies Engineering Ltd.	501,700	1,449
Singapore Telecommunications Ltd.	2,522,025	4,403
Suntec Real Estate Investment Trust	645,000	726
United Overseas Bank Ltd.	363,849	6,212
UOL Group Ltd.	152,980	894
Venture Corp. Ltd.	89,300	1,317
Wilmar International Ltd.	605,100	2,131
		51,769
Spain – 2.4%
ACS Actividades de Construccion y Servicios S.A.	85,401	2,835
Aena S.M.E. S.A.*	21,356	3,729
Amadeus IT Group S.A.	141,053	10,212
Banco Bilbao Vizcaya Argentaria S.A.	2,089,037	10,241
Banco Santander S.A.*	5,435,456	16,876
CaixaBank S.A. (OTC Exchange)	1,146,717	2,947
Cellnex Telecom S.A.*	98,697	5,925
Enagas S.A.	78,155	1,716
Endesa S.A.	100,236	2,748
Ferrovial S.A.	151,429	4,184
Grifols S.A.	95,510	2,788
Iberdrola S.A.	1,890,323	27,035
Industria de Diseno Textil S.A.	341,333	10,869
Naturgy Energy Group S.A.	94,724	2,211
Red Electrica Corp. S.A.	138,749	2,853
Repsol S.A.	455,518	4,592
Siemens Gamesa Renewable Energy S.A.	76,255	3,096
Telefonica S.A.	1,579,322	6,314
		121,171
Sweden – 3.2%
Alfa Laval AB*	100,301	2,757

EQUITY INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Sweden – 3.2%continued
Assa Abloy AB, Class B	313,554	$7,712
Atlas Copco AB, Class A	210,823	10,782
Atlas Copco AB, Class B	122,335	5,496
Boliden AB	86,489	3,061
Electrolux AB, Class B	71,380	1,659
Epiroc AB, Class A	205,002	3,726
Epiroc AB, Class B	123,242	2,088
EQT AB	74,156	1,895
Essity AB, Class B	189,898	6,103
Evolution Gaming Group AB	50,026	5,072
Fastighets AB Balder, Class B*	32,369	1,691
Hennes & Mauritz AB, Class B*	251,050	5,244
Hexagon AB, Class B	87,802	7,995
Husqvarna AB, Class B	134,234	1,736
ICA Gruppen AB	32,571	1,627
Industrivarden AB, Class A*	34,088	1,140
Industrivarden AB, Class C*	50,947	1,650
Investment AB Latour, Class B	47,006	1,145
Investor AB, Class B	142,217	10,394
Kinnevik AB, Class B*	76,446	3,859
L E Lundbergforetagen AB, Class B*	24,989	1,338
Lundin Energy AB	57,126	1,543
Nibe Industrier AB, Class B	97,185	3,191
Sandvik AB*	354,012	8,654
Securitas AB, Class B	99,931	1,611
Skandinaviska Enskilda Banken AB, Class A*	509,863	5,234
Skanska AB, Class B	105,595	2,689
SKF AB, Class B	118,753	3,077
Svenska Cellulosa AB S.C.A., Class B*	193,021	3,366
Svenska Handelsbanken AB, Class A*	487,939	4,896
Swedbank AB, Class A*	283,910	4,992
Swedish Match AB	50,470	3,921
Tele2 AB, Class B	156,656	2,071
Telefonaktiebolaget LM Ericsson, Class B	915,451	10,856
Telia Co. AB	781,516	3,234
Volvo AB, Class B*	445,606	10,486
		157,991
Switzerland – 9.9%
ABB Ltd. (Registered)	578,022	16,168
Adecco Group A.G. (Registered) (OTC Exchange)	48,079	3,224
Alcon, Inc.*	154,071	10,286
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Switzerland – 9.9%continued
Baloise Holding A.G. (Registered)	14,629	$2,613
Banque Cantonale Vaudoise (Registered)	9,874	1,074
Barry Callebaut A.G. (Registered)	956	2,271
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	328	3,197
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	31	3,098
Cie Financiere Richemont S.A., Class A (Registered)	163,553	14,779
Clariant A.G. (Registered)	64,224	1,365
Coca-Cola HBC A.G. - CDI*	63,501	2,065
Credit Suisse Group A.G. (Registered)	765,937	9,853
EMS-Chemie Holding A.G. (Registered)	2,601	2,509
Geberit A.G. (Registered)	11,581	7,246
Givaudan S.A. (Registered)	2,890	12,174
Glencore PLC*	3,130,621	9,986
Julius Baer Group Ltd. (OTC Exchange)	70,971	4,111
Kuehne + Nagel International A.G. (Registered)	16,905	3,832
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	53,665	2,932
LafargeHolcim Ltd. (Registered) (OTC Exchange)*	110,128	6,044
Logitech International S.A. (Registered)	52,204	5,063
Lonza Group A.G. (Registered)	23,297	14,963
Nestle S.A. (Registered) (OTC Exchange)	904,301	106,462
Novartis A.G. (Registered) (OTC Exchange)	696,731	65,807
Partners Group Holding A.G.	5,844	6,826
Roche Holding A.G. (OTC Exchange)	220,494	76,932
Schindler Holding A.G. (Participation Certificate)	12,685	3,425
Schindler Holding A.G. (Registered)	6,389	1,720
SGS S.A. (Registered)	1,899	5,725
Sika A.G. (Registered)	44,328	12,102
Sonova Holding A.G. (Registered)*	17,128	4,409
STMicroelectronics N.V.	199,156	7,379
Straumann Holding A.G. (Registered)	3,225	3,756
Swatch Group (The) A.G. (Bearer)	9,305	2,536
Swatch Group (The) A.G. (Registered)	16,434	867
Swiss Life Holding A.G. (Registered)	9,515	4,429
Swiss Prime Site A.G. (Registered)	23,908	2,350
Swiss Re A.G.	89,553	8,425
Swisscom A.G. (Registered)	8,233	4,435

NORTHERN FUNDS QUARTERLY REPORT     57    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Switzerland – 9.9%continued
Temenos A.G. (Registered)	20,788	$2,901
UBS Group A.G. (Registered)	1,148,842	16,068
Vifor Pharma A.G.	14,269	2,249
Zurich Insurance Group A.G.	47,262	20,032
		497,688
United Kingdom – 12.3%
3i Group PLC	304,058	4,858
Admiral Group PLC	61,204	2,433
Anglo American PLC	383,837	12,785
Ashtead Group PLC	140,444	6,609
Associated British Foods PLC*	112,412	3,483
AstraZeneca PLC	411,632	41,126
Auto Trader Group PLC	307,065	2,504
AVEVA Group PLC	36,128	1,577
Aviva PLC	1,227,981	5,508
BAE Systems PLC	1,007,113	6,736
Barclays PLC*	5,432,790	10,904
Barratt Developments PLC*	325,378	2,985
Berkeley Group Holdings (The) PLC	39,707	2,577
BP PLC (OTC Exchange)	6,352,338	21,882
British American Tobacco PLC	719,418	26,759
British Land (The) Co. PLC	278,430	1,863
BT Group PLC*	2,792,460	5,054
Bunzl PLC	105,462	3,525
Burberry Group PLC*	126,071	3,088
CNH Industrial N.V.*	319,222	4,045
Coca-Cola European Partners PLC	65,316	3,255
Compass Group PLC	558,447	10,421
Croda International PLC	43,480	3,928
Diageo PLC	732,674	28,956
Direct Line Insurance Group PLC	432,276	1,879
Evraz PLC	159,261	1,028
Ferguson PLC	70,457	8,568
Fiat Chrysler Automobiles N.V.*	113,023	2,021
Fiat Chrysler Automobiles N.V. (New York Exchange)	231,582	4,189
GlaxoSmithKline PLC (OTC Exchange)	1,573,755	28,836
Halma PLC	118,437	3,968
Hargreaves Lansdown PLC	106,029	2,214
HSBC Holdings PLC*	6,389,801	33,340
Imperial Brands PLC	296,464	6,229
Informa PLC*	467,328	3,512
InterContinental Hotels Group PLC*	53,559	3,479
Intertek Group PLC	50,453	3,899
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United Kingdom – 12.3%continued
J Sainsbury PLC (OTC Exchange)	564,406	$1,741
JD Sports Fashion PLC*	139,935	1,649
Johnson Matthey PLC	61,347	2,037
Kingfisher PLC (OTC Exchange)*	673,413	2,492
Land Securities Group PLC	224,023	2,066
Legal & General Group PLC	1,868,011	6,866
Lloyds Banking Group PLC*	22,177,852	11,179
London Stock Exchange Group PLC	99,138	12,220
M&G PLC	829,704	2,247
Melrose Industries PLC*	1,519,614	3,706
Mondi PLC	153,883	3,632
National Grid PLC (OTC Exchange)	1,103,493	13,143
Natwest Group PLC*	1,548,367	3,581
Next PLC*	41,331	4,008
Ocado Group PLC*	152,243	4,770
Pearson PLC	240,491	2,228
Persimmon PLC	99,079	3,753
Phoenix Group Holdings PLC	167,994	1,610
Prudential PLC	817,995	15,099
Reckitt Benckiser Group PLC	223,004	19,944
RELX PLC	605,849	14,902
Rentokil Initial PLC*	579,620	4,042
Rio Tinto PLC	352,037	26,341
Rolls-Royce Holdings PLC*	2,619,777	3,989
RSA Insurance Group PLC	330,758	3,081
Sage Group (The) PLC	347,777	2,770
Schroders PLC	39,723	1,814
Segro PLC	372,045	4,823
Severn Trent PLC (OTC Exchange)	73,905	2,315
Smith & Nephew PLC	273,919	5,720
Smiths Group PLC	125,313	2,594
Spirax-Sarco Engineering PLC	23,412	3,618
SSE PLC	325,115	6,701
St. James's Place PLC	166,534	2,584
Standard Chartered PLC*	839,123	5,381
Standard Life Aberdeen PLC	696,202	2,699
Taylor Wimpey PLC*	1,164,107	2,647
Tesco PLC	3,065,292	9,678
Unilever PLC	358,868	21,603
Unilever PLC (Euronext Amsterdam Exchange)	465,847	28,208
United Utilities Group PLC (OTC Exchange)	214,609	2,640
Vodafone Group PLC	8,410,016	13,840

EQUITY INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United Kingdom – 12.3%continued
Whitbread PLC*	64,470	$2,735
Wm Morrison Supermarkets PLC	760,117	1,844
WPP PLC	379,557	4,124
		618,687
Total Common Stocks
(Cost $3,249,446)		4,938,653

PREFERRED STOCKS – 0.6% (1)
Germany – 0.6%
Bayerische Motoren Werke A.G., 4.62%(5)	18,241	1,230
FUCHS PETROLUB S.E., 2.11%(5)	21,600	1,226
Henkel A.G. & Co. KGaA, 2.05%(5)	55,406	6,243
Porsche Automobil Holding S.E., 3.97%(5)	46,997	3,240
Sartorius A.G., 0.10%(5)	11,070	4,640
Volkswagen A.G., 3.30%(5)	57,869	10,782
		27,361
Total Preferred Stocks
(Cost $17,203)		27,361

RIGHTS – 0.0%
Spain – 0.0%
Repsol S.A.*	468,634	161
Total Rights
(Cost $165)		161

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Cie Financiere Richemont S.A. Exp. 11/22/23, Strike $67.00*	331,790	$86
Total Warrants
(Cost $—)		86

Total Investments – 99.1%
(Cost $3,266,814)		4,966,261
Other Assets less Liabilities – 0.9%		45,931
Net Assets – 100.0%		$5,012,192

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Restricted security.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

PLC – Public Limited Company

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	United States Dollar	145	New Zealand Dollar	205	3/17/21	$3
JPMorgan Chase	Euro	930	United States Dollar	1,144	3/17/21	6
JPMorgan Chase	United States Dollar	244	Norwegian Krone	2,153	3/17/21	7
Morgan Stanley	Japanese Yen	241,990	United States Dollar	2,348	3/17/21	3
Morgan Stanley	United States Dollar	4,401	British Pound	3,326	3/17/21	149
Morgan Stanley	United States Dollar	9,827	Japanese Yen	1,020,142	3/17/21	61
Toronto-Dominion Bank	United States Dollar	2,128	Australian Dollar	2,820	3/17/21	47
Toronto-Dominion Bank	United States Dollar	7,372	Euro	6,067	3/17/21	53
Toronto-Dominion Bank	United States Dollar	357	Hong Kong Dollar	2,766	3/17/21	—*
Toronto-Dominion Bank	United States Dollar	1,478	Swedish Krona	12,482	3/17/21	40
UBS	United States Dollar	47	Singapore Dollar	63	3/17/21	—*
Subtotal Appreciation						369
Toronto-Dominion Bank	Danish Krone	1,361	United States Dollar	222	3/17/21	(2)
Toronto-Dominion Bank	Swiss Franc	258	United States Dollar	291	3/17/21	(1)
Subtotal Depreciation						(3)
Total						$366

*	Amount rounds to less than one thousand.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	541	$23,462	Long	3/21	$315

NORTHERN FUNDS QUARTERLY REPORT     59    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
FTSE 100 Index (British Pound)	118	$10,360	Long	3/21	$(133)
Hang Seng Index (Hong Kong Dollar)	12	2,107	Long	1/21	53
SPI 200 Index (Australian Dollar)	41	5,166	Long	3/21	(34)
Topix Index (Japanese Yen)	85	14,855	Long	3/21	244
Total					$445
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.2%
Consumer Discretionary	12.5
Consumer Staples	11.0
Energy	3.1
Financials	16.3
Health Care	12.9
Industrials	15.2
Information Technology	8.9
Materials	7.9
Real Estate	3.1
Utilities	3.9
Total	100.0%
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	32.5%
Japanese Yen	25.4
British Pound	13.5
Swiss Franc	9.6
Australian Dollar	7.1
All other currencies less than 5%	11.9
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Belgium	$1,351	$43,339	$—	$44,690
Hong Kong	1,268	156,580	—	157,848
Israel	14,267	16,250	—	30,517
Italy	5,281	99,533	—	104,814
United Kingdom	35,652	583,035	—	618,687
All Other Countries(1)	—	3,982,097	—	3,982,097
Total Common Stocks	57,819	4,880,834	—	4,938,653
Preferred Stocks(1)	—	27,361	—	27,361
Rights(1)	161	—	—	161
Warrants	86	—	—	86
Total Investments	$58,066	$4,908,195	$—	$4,966,261
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$369	$—	$369
Futures Contracts	612	—	—	612
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3)	—	(3)
Futures Contracts	(167)	—	—	(167)
Total Other Financial Instruments	$445	$366	$—	$811

(1)	Classifications as defined in the Schedule of Investments.

EQUITY INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$38,314	$360,835	$399,149	$8	$—	—
NORTHERN FUNDS QUARTERLY REPORT     61    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8%
Aerospace & Defense – 1.0%
Axon Enterprise, Inc.*	70,145	$8,595
Curtiss-Wright Corp.	45,809	5,330
Hexcel Corp.	92,205	4,471
Mercury Systems, Inc.*	61,816	5,443
		23,839
Air Freight & Logistics – 0.5%
XPO Logistics, Inc.*	100,903	12,028
Airlines – 0.2%
JetBlue Airways Corp.*	347,093	5,047
Auto Components – 1.6%
Adient PLC*	103,638	3,604
Dana, Inc.	159,486	3,113
Fox Factory Holding Corp.*	46,044	4,867
Gentex Corp.	270,489	9,178
Goodyear Tire & Rubber (The) Co.	257,328	2,808
Lear Corp.	60,305	9,590
Visteon Corp.*	30,721	3,856
		37,016
Automobiles – 0.5%
Harley-Davidson, Inc.	169,186	6,209
Thor Industries, Inc.	61,173	5,689
		11,898
Banks – 6.2%
Associated Banc-Corp	169,529	2,890
BancorpSouth Bank	106,429	2,920
Bank of Hawaii Corp.	44,218	3,388
Bank OZK	133,430	4,172
Cathay General Bancorp	82,652	2,661
CIT Group, Inc.	108,751	3,904
Commerce Bancshares, Inc.	116,348	7,644
Cullen/Frost Bankers, Inc.	61,746	5,386
East West Bancorp, Inc.	156,255	7,924
First Financial Bankshares, Inc.	156,862	5,675
First Horizon Corp.	612,363	7,814
FNB Corp.	356,117	3,383
Fulton Financial Corp.	179,088	2,278
Glacier Bancorp, Inc.	105,317	4,846
Hancock Whitney Corp.	95,381	3,245
Home BancShares, Inc.	167,724	3,267
International Bancshares Corp.	61,461	2,301
PacWest Bancorp	128,903	3,274
Pinnacle Financial Partners, Inc.	83,720	5,392
Prosperity Bancshares, Inc.	102,165	7,086
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Banks – 6.2%continued
Signature Bank	59,128	$7,999
Sterling Bancorp	214,531	3,857
Synovus Financial Corp.	163,255	5,285
TCF Financial Corp.	168,312	6,231
Texas Capital Bancshares, Inc.*	55,696	3,314
Trustmark Corp.	70,006	1,912
UMB Financial Corp.	47,714	3,292
Umpqua Holdings Corp.	243,080	3,680
United Bankshares, Inc.	143,228	4,641
Valley National Bancorp	445,789	4,346
Webster Financial Corp.	99,562	4,197
Wintrust Financial Corp.	63,617	3,886
		142,090
Beverages – 0.4%
Boston Beer (The) Co., Inc., Class A*	10,089	10,031
Biotechnology – 1.5%
Arrowhead Pharmaceuticals, Inc.*	113,362	8,698
Emergent BioSolutions, Inc.*	49,724	4,455
Exelixis, Inc.*	342,435	6,873
Halozyme Therapeutics, Inc.*	140,259	5,991
Ligand Pharmaceuticals, Inc.*	17,750	1,765
United Therapeutics Corp.*	49,053	7,446
		35,228
Building Products – 1.9%
Builders FirstSource, Inc.*	226,011	9,223
Lennox International, Inc.	38,459	10,536
Owens Corning	119,465	9,051
Simpson Manufacturing Co., Inc.	47,927	4,479
Trex Co., Inc.*	127,803	10,700
		43,989
Capital Markets – 2.6%
Affiliated Managers Group, Inc.	50,068	5,092
Eaton Vance Corp.	126,048	8,562
Evercore, Inc., Class A	44,849	4,917
FactSet Research Systems, Inc.	41,935	13,943
Federated Hermes, Inc.	104,187	3,010
Interactive Brokers Group, Inc., Class A	89,166	5,432
Janus Henderson Group PLC	164,190	5,338
SEI Investments Co.	132,446	7,612
Stifel Financial Corp.	113,694	5,737
		59,643
Chemicals – 2.6%
Ashland Global Holdings, Inc.	60,179	4,766

EQUITY INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Chemicals – 2.6%continued
Avient Corp.	100,969	$4,067
Cabot Corp.	62,572	2,808
Chemours (The) Co.	181,567	4,501
Ingevity Corp.*	45,563	3,450
Minerals Technologies, Inc.	37,522	2,331
NewMarket Corp.	8,076	3,217
Olin Corp.	156,820	3,852
RPM International, Inc.	143,422	13,020
Scotts Miracle-Gro (The) Co.	44,913	8,944
Sensient Technologies Corp.	46,753	3,449
Valvoline, Inc.	204,491	4,732
		59,137
Commercial Services & Supplies – 2.0%
Brink's (The) Co.	54,563	3,929
Clean Harbors, Inc.*	56,101	4,269
Healthcare Services Group, Inc.	82,148	2,308
Herman Miller, Inc.	65,014	2,197
HNI Corp.	47,293	1,630
IAA, Inc.*	148,445	9,646
KAR Auction Services, Inc.	142,666	2,655
MSA Safety, Inc.	39,986	5,974
Stericycle, Inc.*	101,053	7,006
Tetra Tech, Inc.	59,358	6,872
		46,486
Communications Equipment – 0.9%
Ciena Corp.*	170,271	8,999
Lumentum Holdings, Inc.*	83,338	7,900
NetScout Systems, Inc.*	81,212	2,227
ViaSat, Inc.*	70,814	2,312
		21,438
Construction & Engineering – 1.2%
AECOM*	166,410	8,284
Dycom Industries, Inc.*	35,285	2,665
EMCOR Group, Inc.	60,632	5,545
Fluor Corp.	138,256	2,208
MasTec, Inc.*	61,965	4,225
Valmont Industries, Inc.	23,459	4,103
		27,030
Construction Materials – 0.2%
Eagle Materials, Inc.	46,158	4,678
Consumer Finance – 0.8%
FirstCash, Inc.	45,742	3,204
LendingTree, Inc.*	12,022	3,291
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Consumer Finance – 0.8%continued
Navient Corp.	205,612	$2,019
PROG Holdings, Inc.	74,407	4,008
SLM Corp.	414,179	5,132
		17,654
Containers & Packaging – 1.0%
AptarGroup, Inc.	71,451	9,781
Greif, Inc., Class A	29,303	1,374
O-I Glass, Inc.	173,941	2,070
Silgan Holdings, Inc.	86,665	3,213
Sonoco Products Co.	110,838	6,567
		23,005
Diversified Consumer Services – 1.1%
Adtalem Global Education, Inc.*	57,490	1,952
Graham Holdings Co., Class B	4,461	2,379
Grand Canyon Education, Inc.*	51,720	4,815
H&R Block, Inc.	202,453	3,211
Service Corp. International	190,671	9,362
Strategic Education, Inc.	26,935	2,568
WW International, Inc.*	52,006	1,269
		25,556
Diversified Financial Services – 0.3%
Jefferies Financial Group, Inc.	228,374	5,618
Electric Utilities – 1.1%
ALLETE, Inc.	57,369	3,553
Hawaiian Electric Industries, Inc.	120,512	4,265
IDACORP, Inc.	55,699	5,349
OGE Energy Corp.	220,778	7,034
PNM Resources, Inc.	87,920	4,267
		24,468
Electrical Equipment – 2.4%
Acuity Brands, Inc.	40,659	4,923
EnerSys	46,996	3,904
Generac Holdings, Inc.*	69,363	15,774
Hubbell, Inc.	59,865	9,386
nVent Electric PLC	187,773	4,373
Regal Beloit Corp.	44,808	5,503
Sunrun, Inc.*	172,243	11,950
		55,813
Electronic Equipment, Instruments & Components – 3.8%
Arrow Electronics, Inc.*	83,385	8,113
Avnet, Inc.	109,085	3,830
Belden, Inc.	49,335	2,067

NORTHERN FUNDS QUARTERLY REPORT     63    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Electronic Equipment, Instruments & Components – 3.8%continued
Cognex Corp.	192,756	$15,476
Coherent, Inc.*	26,975	4,047
II-VI, Inc.*	114,490	8,697
Jabil, Inc.	148,563	6,318
Littelfuse, Inc.	26,905	6,852
National Instruments Corp.	144,866	6,365
SYNNEX Corp.	45,515	3,707
Trimble, Inc.*	276,139	18,438
Vishay Intertechnology, Inc.	146,318	3,030
		86,940
Energy Equipment & Services – 0.1%
ChampionX Corp.*	205,131	3,138
Entertainment – 0.2%
Cinemark Holdings, Inc.	118,672	2,066
World Wrestling Entertainment, Inc., Class A	51,541	2,477
		4,543
Equity Real Estate Investment Trusts – 8.5%
American Campus Communities, Inc.	151,915	6,497
Apartment Income REIT Corp.*	164,314	6,311
Brixmor Property Group, Inc.	327,250	5,416
Camden Property Trust	107,504	10,742
CoreSite Realty Corp.	47,136	5,905
Corporate Office Properties Trust	123,816	3,229
Cousins Properties, Inc.	163,982	5,493
CyrusOne, Inc.	132,920	9,723
Douglas Emmett, Inc.	181,961	5,310
EastGroup Properties, Inc.	43,590	6,018
EPR Properties	82,358	2,677
First Industrial Realty Trust, Inc.	142,443	6,001
Healthcare Realty Trust, Inc.	150,173	4,445
Highwoods Properties, Inc.	114,691	4,545
Hudson Pacific Properties, Inc.	167,934	4,034
JBG SMITH Properties	122,818	3,841
Kilroy Realty Corp.	115,762	6,645
Lamar Advertising Co., Class A	95,397	7,939
Life Storage, Inc.	53,640	6,404
Macerich (The) Co.	124,229	1,326
Medical Properties Trust, Inc.	591,622	12,892
National Retail Properties, Inc.	191,757	7,847
Omega Healthcare Investors, Inc.	250,562	9,100
Park Hotels & Resorts, Inc.	260,064	4,460
Pebblebrook Hotel Trust	144,503	2,717
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Equity Real Estate Investment Trusts – 8.5%continued
Physicians Realty Trust	229,840	$4,091
PotlatchDeltic Corp.	73,813	3,692
PS Business Parks, Inc.	22,149	2,943
Rayonier, Inc.	150,686	4,427
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Rexford Industrial Realty, Inc.	144,072	7,075
Sabra Health Care REIT, Inc.	228,403	3,967
Service Properties Trust	182,410	2,096
Spirit Realty Capital, Inc.	126,108	5,066
STORE Capital Corp.	260,861	8,864
Urban Edge Properties	121,083	1,567
Weingarten Realty Investors	132,955	2,881
		196,186
Food & Staples Retailing – 0.8%
BJ's Wholesale Club Holdings, Inc.*	151,527	5,649
Casey's General Stores, Inc.	40,769	7,282
Grocery Outlet Holding Corp.*	94,569	3,712
Sprouts Farmers Market, Inc.*	130,191	2,617
		19,260
Food Products – 1.9%
Darling Ingredients, Inc.*	178,887	10,318
Flowers Foods, Inc.	217,213	4,916
Hain Celestial Group (The), Inc.*	91,086	3,657
Ingredion, Inc.	73,942	5,817
Lancaster Colony Corp.	21,580	3,965
Pilgrim's Pride Corp.*	53,766	1,054
Post Holdings, Inc.*	67,627	6,831
Sanderson Farms, Inc.	21,848	2,888
Tootsie Roll Industries, Inc.	19,104	568
TreeHouse Foods, Inc.*	62,373	2,650
		42,664
Gas Utilities – 1.2%
National Fuel Gas Co.	100,406	4,130
New Jersey Resources Corp.	106,109	3,772
ONE Gas, Inc.	58,648	4,502
Southwest Gas Holdings, Inc.	62,728	3,811
Spire, Inc.	57,053	3,654
UGI Corp.	230,051	8,042
		27,911
Health Care Equipment & Supplies – 3.3%
Avanos Medical, Inc.*	52,797	2,422
Cantel Medical Corp.	41,577	3,279
Globus Medical, Inc., Class A*	84,154	5,488

EQUITY INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Health Care Equipment & Supplies – 3.3%continued
Haemonetics Corp.*	56,047	$6,656
Hill-Rom Holdings, Inc.	73,747	7,225
ICU Medical, Inc.*	21,537	4,619
Integra LifeSciences Holdings Corp.*	78,136	5,073
LivaNova PLC*	53,639	3,551
Masimo Corp.*	55,907	15,004
Neogen Corp.*	58,545	4,643
NuVasive, Inc.*	56,606	3,189
Penumbra, Inc.*	37,274	6,523
Quidel Corp.*	42,255	7,591
		75,263
Health Care Providers & Services – 3.0%
Acadia Healthcare Co., Inc.*	98,226	4,937
Amedisys, Inc.*	36,216	10,623
Chemed Corp.	17,607	9,378
Encompass Health Corp.	109,751	9,075
HealthEquity, Inc.*	84,841	5,914
LHC Group, Inc.*	34,871	7,439
Molina Healthcare, Inc.*	65,454	13,921
Patterson Cos., Inc.	95,867	2,841
Tenet Healthcare Corp.*	116,467	4,650
		68,778
Hotels, Restaurants & Leisure – 4.0%
Boyd Gaming Corp.*	88,643	3,805
Caesars Entertainment, Inc.*	229,892	17,074
Choice Hotels International, Inc.	31,831	3,397
Churchill Downs, Inc.	39,195	7,635
Cracker Barrel Old Country Store, Inc.	26,183	3,454
Jack in the Box, Inc.	25,132	2,332
Marriott Vacations Worldwide Corp.	45,324	6,219
Papa John's International, Inc.	36,365	3,086
Penn National Gaming, Inc.*	162,871	14,067
Scientific Games Corp.*	61,923	2,569
Six Flags Entertainment Corp.	83,602	2,851
Texas Roadhouse, Inc.	72,092	5,635
Wendy's (The) Co.	197,869	4,337
Wingstop, Inc.	32,802	4,348
Wyndham Destinations, Inc.	94,771	4,251
Wyndham Hotels & Resorts, Inc.	102,836	6,113
		91,173
Household Durables – 1.5%
Helen of Troy Ltd.*	27,984	6,218
KB Home	97,216	3,259
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Household Durables – 1.5%continued
Taylor Morrison Home Corp.*	143,428	$3,679
Tempur Sealy International, Inc.*	211,825	5,719
Toll Brothers, Inc.	126,743	5,509
TopBuild Corp.*	36,451	6,710
TRI Pointe Group, Inc.*	139,987	2,415
		33,509
Household Products – 0.1%
Energizer Holdings, Inc.	64,285	2,712
Industrial Conglomerates – 0.4%
Carlisle Cos., Inc.	58,919	9,202
Insurance – 4.3%
Alleghany Corp.	15,797	9,537
American Financial Group, Inc.	77,644	6,803
Brighthouse Financial, Inc.*	98,793	3,577
Brown & Brown, Inc.	260,138	12,333
CNO Financial Group, Inc.	153,409	3,410
First American Financial Corp.	123,231	6,362
Genworth Financial, Inc., Class A*	558,524	2,111
Hanover Insurance Group (The), Inc.	41,118	4,808
Kemper Corp.	67,864	5,214
Kinsale Capital Group, Inc.	23,509	4,705
Mercury General Corp.	29,329	1,531
Old Republic International Corp.	312,125	6,152
Primerica, Inc.	43,382	5,810
Reinsurance Group of America, Inc. (New York Exchange)	74,987	8,691
RenaissanceRe Holdings Ltd.	56,083	9,300
RLI Corp.	43,763	4,558
Selective Insurance Group, Inc.	66,045	4,424
		99,326
Interactive Media & Services – 0.2%
TripAdvisor, Inc.*	106,142	3,055
Yelp, Inc.*	76,775	2,508
		5,563
Internet & Direct Marketing Retail – 0.3%
GrubHub, Inc.*	102,264	7,595
IT Services – 2.4%
Alliance Data Systems Corp.	52,676	3,903
CACI International, Inc., Class A*	27,813	6,935
Concentrix Corp.*	45,471	4,488
KBR, Inc.	157,318	4,866
LiveRamp Holdings, Inc.*	73,195	5,357
MAXIMUS, Inc.	67,830	4,964

NORTHERN FUNDS QUARTERLY REPORT     65    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
IT Services – 2.4%continued
Perspecta, Inc.	151,018	$3,637
Sabre Corp.	350,195	4,209
Science Applications International Corp.	64,266	6,082
WEX, Inc.*	48,710	9,914
		54,355
Leisure Products – 0.8%
Brunswick Corp.	86,473	6,593
Mattel, Inc.*	384,437	6,708
Polaris, Inc.	64,017	6,100
		19,401
Life Sciences Tools & Services – 2.5%
Bio-Techne Corp.	42,616	13,533
Charles River Laboratories International, Inc.*	54,905	13,718
Medpace Holdings, Inc.*	30,403	4,232
PRA Health Sciences, Inc.*	70,807	8,882
Repligen Corp.*	55,554	10,646
Syneos Health, Inc.*	83,796	5,709
		56,720
Machinery – 4.8%
AGCO Corp.	67,792	6,989
Colfax Corp.*	111,138	4,250
Crane Co.	54,518	4,234
Donaldson Co., Inc.	139,341	7,786
Graco, Inc.	184,928	13,380
ITT, Inc.	95,366	7,345
Kennametal, Inc.	91,902	3,331
Lincoln Electric Holdings, Inc.	65,643	7,631
Middleby (The) Corp.*	61,383	7,914
Nordson Corp.	59,574	11,971
Oshkosh Corp. (New York Exchange)	75,267	6,478
Terex Corp.	76,492	2,669
Timken (The) Co.	74,902	5,794
Toro (The) Co.	118,432	11,232
Trinity Industries, Inc.	93,247	2,461
Woodward, Inc.	64,457	7,833
		111,298
Marine – 0.2%
Kirby Corp.*	66,270	3,435
Media – 1.2%
Cable One, Inc.	5,985	13,333
John Wiley & Sons, Inc., Class A	48,164	2,199
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Media – 1.2%continued
New York Times (The) Co., Class A	159,825	$8,274
TEGNA, Inc.	241,994	3,376
		27,182
Metals & Mining – 1.5%
Commercial Metals Co.	132,528	2,722
Compass Minerals International, Inc.	37,479	2,313
Reliance Steel & Aluminum Co.	70,372	8,427
Royal Gold, Inc.	72,413	7,702
Steel Dynamics, Inc.	220,589	8,133
United States Steel Corp.	243,277	4,080
Worthington Industries, Inc.	39,613	2,034
		35,411
Multiline Retail – 0.7%
Kohl's Corp.	174,013	7,081
Nordstrom, Inc.	120,168	3,750
Ollie's Bargain Outlet Holdings, Inc.*	62,780	5,134
		15,965
Multi-Utilities – 0.6%
Black Hills Corp.	69,259	4,256
MDU Resources Group, Inc.	221,332	5,830
NorthWestern Corp.	55,831	3,255
		13,341
Oil, Gas & Consumable Fuels – 1.1%
Antero Midstream Corp.	315,662	2,434
Cimarex Energy Co.	112,545	4,221
CNX Resources Corp.*	247,830	2,677
EQT Corp.	304,200	3,866
Equitrans Midstream Corp.	448,710	3,608
Murphy Oil Corp.	159,367	1,928
World Fuel Services Corp.	70,092	2,184
WPX Energy, Inc.*	445,871	3,634
		24,552
Paper & Forest Products – 0.3%
Domtar Corp.	60,923	1,928
Louisiana-Pacific Corp.	120,669	4,485
		6,413
Personal Products – 0.3%
Coty, Inc., Class A	312,793	2,196
Edgewell Personal Care Co.	59,996	2,075
Nu Skin Enterprises, Inc., Class A	56,327	3,077
		7,348

EQUITY INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Pharmaceuticals – 0.7%
Jazz Pharmaceuticals PLC*	61,461	$10,144
Nektar Therapeutics*	198,260	3,370
Prestige Consumer Healthcare, Inc.*	55,304	1,929
		15,443
Professional Services – 1.1%
ASGN, Inc.*	58,390	4,877
CoreLogic, Inc.	85,851	6,638
FTI Consulting, Inc.*	39,363	4,398
Insperity, Inc.	39,371	3,205
ManpowerGroup, Inc.	63,504	5,727
		24,845
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	56,627	8,402
Road & Rail – 0.9%
Avis Budget Group, Inc.*	56,917	2,123
Knight-Swift Transportation Holdings, Inc.	138,718	5,801
Landstar System, Inc.	42,367	5,705
Ryder System, Inc.	59,481	3,674
Werner Enterprises, Inc.	64,066	2,513
		19,816
Semiconductors & Semiconductor Equipment – 5.5%
Cirrus Logic, Inc.*	63,980	5,259
CMC Materials, Inc.	32,100	4,857
Cree, Inc.*	121,791	12,898
Enphase Energy, Inc.*	139,444	24,468
First Solar, Inc.*	93,579	9,257
MKS Instruments, Inc.	60,859	9,156
Monolithic Power Systems, Inc.	46,787	17,135
Semtech Corp.*	71,749	5,172
Silicon Laboratories, Inc.*	48,375	6,160
SolarEdge Technologies, Inc.*	56,526	18,039
Synaptics, Inc.*	38,100	3,673
Universal Display Corp.	47,313	10,872
		126,946
Software – 4.3%
ACI Worldwide, Inc.*	128,984	4,957
Blackbaud, Inc.	54,712	3,149
CDK Global, Inc.	134,321	6,962
Ceridian HCM Holding, Inc.*	143,565	15,298
CommVault Systems, Inc.*	52,021	2,880
Fair Isaac Corp.*	32,118	16,414
InterDigital, Inc.	34,004	2,063
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Software – 4.3%continued
J2 Global, Inc.*	47,304	$4,621
Manhattan Associates, Inc.*	70,119	7,375
Paylocity Holding Corp.*	41,314	8,507
PTC, Inc.*	115,816	13,853
Qualys, Inc.*	37,037	4,514
Sailpoint Technologies Holdings, Inc.*	100,347	5,343
Teradata Corp.*	120,796	2,714
		98,650
Specialty Retail – 2.5%
Aaron's (The) Co., Inc.(2) *	1	—
American Eagle Outfitters, Inc.	165,069	3,313
AutoNation, Inc.*	64,979	4,535
Dick's Sporting Goods, Inc.	72,555	4,078
Five Below, Inc.*	61,670	10,791
Foot Locker, Inc.	115,224	4,660
Lithia Motors, Inc., Class A	28,835	8,439
Murphy U.S.A., Inc.	29,325	3,838
RH*	17,231	7,711
Urban Outfitters, Inc.*	75,554	1,934
Williams-Sonoma, Inc.	84,536	8,609
		57,908
Technology Hardware, Storage & Peripherals – 0.2%
NCR Corp.*	142,295	5,346
Textiles, Apparel & Luxury Goods – 1.0%
Carter's, Inc.	48,178	4,532
Columbia Sportswear Co.	33,618	2,937
Deckers Outdoor Corp.*	30,999	8,890
Skechers U.S.A., Inc., Class A*	149,655	5,379
		21,738
Thrifts & Mortgage Finance – 0.8%
Essent Group Ltd.	124,090	5,361
MGIC Investment Corp.	373,711	4,690
New York Community Bancorp, Inc.	512,047	5,402
Washington Federal, Inc.	83,899	2,159
		17,612
Trading Companies & Distributors – 0.8%
GATX Corp.	38,632	3,213
MSC Industrial Direct Co., Inc., Class A	50,452	4,258
Univar Solutions, Inc.*	186,649	3,548
Watsco, Inc.	36,229	8,208
		19,227

NORTHERN FUNDS QUARTERLY REPORT     67    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Water Utilities – 0.5%
Essential Utilities, Inc.	246,361	$11,650
Wireless Telecommunication Services – 0.1%
Telephone and Data Systems, Inc.	109,889	2,041
Total Common Stocks
(Cost $1,510,027)		2,270,500

INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	26,761,314	26,761
Total Investment Companies
(Cost $26,761)		26,761

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.11%, 1/28/21(5) (6)	$5,565	$5,565
	Total Short-Term Investments
	(Cost $5,565)	5,565

	Total Investments – 100.2%
	(Cost $1,542,353)	2,302,826
	Liabilities less Other Assets – (0.2%)	(4,529)
	NET ASSETS – 100.0%	$2,298,297

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2020 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400 (United States Dollar)	125	$28,794	Long	3/21	$725
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	1.7%
Consumer Discretionary	14.2
Consumer Staples	3.6
Energy	1.2
Financials	15.1
Health Care	11.1
Industrials	17.7
Information Technology	17.3
Materials	5.7
Real Estate	9.0
Utilities	3.4
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,270,500	$—	$—	$2,270,500
Investment Companies	26,761	—	—	26,761
Short-Term Investments	—	5,565	—	5,565
Total Investments	$2,297,261	$5,565	$—	$2,302,826

EQUITY INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$725	$—	$—	$725

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,663	$350,448	$338,350	$8	$26,761	26,761,314
NORTHERN FUNDS QUARTERLY REPORT     69    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1%
Aerospace & Defense – 0.9%
AAR Corp.	19,451	$704
Aerojet Rocketdyne Holdings, Inc.*	41,338	2,185
AeroVironment, Inc.*	12,607	1,095
Astronics Corp.*	13,219	175
Cubic Corp.	18,359	1,139
Ducommun, Inc.*	6,131	329
Kaman Corp.	15,593	891
Kratos Defense & Security Solutions, Inc.*	70,437	1,932
Maxar Technologies, Inc.	35,140	1,356
Moog, Inc., Class A	17,247	1,368
National Presto Industries, Inc.	2,918	258
PAE, Inc.*	33,748	310
Park Aerospace Corp.	10,570	142
Parsons Corp.*	12,930	471
Triumph Group, Inc.	30,064	378
Vectrus, Inc.*	6,685	332
		13,065
Air Freight & Logistics – 0.3%
Air Transport Services Group, Inc.*	34,233	1,073
Atlas Air Worldwide Holdings, Inc.*	14,985	817
Echo Global Logistics, Inc.*	15,297	410
Forward Air Corp.	15,566	1,196
Hub Group, Inc., Class A*	19,034	1,085
Radiant Logistics, Inc.*	23,522	137
		4,718
Airlines – 0.3%
Allegiant Travel Co.	7,573	1,433
Hawaiian Holdings, Inc.	26,145	463
Mesa Air Group, Inc.*	18,993	127
SkyWest, Inc.	28,568	1,152
Spirit Airlines, Inc.*	56,246	1,375
		4,550
Auto Components – 1.4%
Adient PLC*	50,536	1,757
American Axle & Manufacturing Holdings, Inc.*	64,847	541
Cooper Tire & Rubber Co.	29,343	1,188
Cooper-Standard Holdings, Inc.*	9,566	332
Dana, Inc.	83,762	1,635
Dorman Products, Inc.*	15,445	1,341
Fox Factory Holding Corp.*	23,990	2,536
Gentherm, Inc.*	18,908	1,233
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Auto Components – 1.4%continued
Goodyear Tire & Rubber (The) Co.	133,684	$1,458
LCI Industries	14,268	1,850
Modine Manufacturing Co.*	29,278	368
Motorcar Parts of America, Inc.*	10,580	208
Patrick Industries, Inc.	13,019	890
Standard Motor Products, Inc.	12,300	498
Stoneridge, Inc.*	15,062	455
Tenneco, Inc., Class A*	29,106	309
Visteon Corp.*	16,062	2,016
Workhorse Group, Inc.*	54,705	1,082
XPEL, Inc.*	9,542	492
		20,189
Automobiles – 0.1%
Winnebago Industries, Inc.	18,147	1,088
Banks – 7.6%
1st Constitution Bancorp	5,567	88
1st Source Corp.	9,301	375
ACNB Corp.	4,902	123
Allegiance Bancshares, Inc.	10,775	368
Altabancorp	9,006	251
Amalgamated Bank, Class A	7,236	99
Amerant Bancorp, Inc.*	12,942	197
American National Bankshares, Inc.	5,954	156
Ameris Bancorp	38,561	1,468
Ames National Corp.	5,192	125
Arrow Financial Corp.	7,468	223
Atlantic Capital Bancshares, Inc.*	12,179	194
Atlantic Union Bankshares Corp.	45,146	1,487
Auburn National BanCorp, Inc.	1,340	56
Banc of California, Inc.	25,965	382
BancFirst Corp.	10,998	646
Bancorp (The), Inc.*	30,094	411
BancorpSouth Bank	57,398	1,575
Bank First Corp.	3,586	232
Bank of Commerce Holdings	10,497	104
Bank of Marin Bancorp	7,506	258
Bank of NT Butterfield & Son (The) Ltd.	29,447	918
Bank of Princeton (The)	3,356	79
Bank7 Corp.	2,324	33
BankFinancial Corp.	6,870	60
BankUnited, Inc.	53,249	1,852
Bankwell Financial Group, Inc.	3,891	76
Banner Corp.	20,021	933
Bar Harbor Bankshares	8,807	199

EQUITY INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Banks – 7.6%continued
BayCom Corp.*	7,141	$108
BCB Bancorp, Inc.	8,380	93
Berkshire Hills Bancorp, Inc.	25,670	439
Boston Private Financial Holdings, Inc.	46,602	394
Bridge Bancorp, Inc.	10,002	242
Brookline Bancorp, Inc.	44,778	539
Bryn Mawr Bank Corp.	11,481	351
Business First Bancshares, Inc.	11,259	229
Byline Bancorp, Inc.	14,189	219
C&F Financial Corp.	1,933	72
Cadence BanCorp	71,539	1,175
California BanCorp*	4,314	67
Cambridge Bancorp	3,833	267
Camden National Corp.	8,591	307
Capital Bancorp, Inc.*	4,642	65
Capital City Bank Group, Inc.	7,511	185
Capstar Financial Holdings, Inc.	9,240	136
Carter Bankshares, Inc.	13,609	146
Cathay General Bancorp	43,859	1,412
CB Financial Services, Inc.	2,828	57
CBTX, Inc.	9,763	249
Central Pacific Financial Corp.	15,949	303
Central Valley Community Bancorp	6,294	94
Century Bancorp, Inc., Class A	1,672	129
Chemung Financial Corp.	1,888	64
ChoiceOne Financial Services, Inc.	4,527	139
CIT Group, Inc.	57,206	2,054
Citizens & Northern Corp.	7,611	151
Citizens Holding Co.	2,687	56
City Holding Co.	8,698	605
Civista Bancshares, Inc.	9,477	166
CNB Financial Corp.	8,864	189
Coastal Financial Corp.*	5,225	110
Codorus Valley Bancorp, Inc.	5,252	89
Colony Bankcorp, Inc.	4,349	64
Columbia Banking System, Inc.	41,573	1,492
Community Bank System, Inc.	30,683	1,912
Community Bankers Trust Corp.	11,072	75
Community Financial (The) Corp.	2,863	76
Community Trust Bancorp, Inc.	8,798	326
ConnectOne Bancorp, Inc.	21,121	418
County Bancorp, Inc.	2,863	63
CrossFirst Bankshares, Inc.*	27,128	292
Customers Bancorp, Inc.*	16,353	297
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Banks – 7.6%continued
CVB Financial Corp.	74,973	$1,462
Dime Community Bancshares, Inc.	16,374	258
Eagle Bancorp Montana, Inc.	3,581	76
Eagle Bancorp, Inc.	17,995	743
Eastern Bankshares, Inc.*	94,784	1,546
Enterprise Bancorp, Inc.	5,082	130
Enterprise Financial Services Corp.	13,728	480
Equity Bancshares, Inc., Class A*	7,948	172
Esquire Financial Holdings, Inc.*	4,192	80
Evans Bancorp, Inc.	2,437	67
Farmers & Merchants Bancorp, Inc.	5,824	134
Farmers National Banc Corp.	15,786	209
FB Financial Corp.	17,839	620
Fidelity D&D Bancorp, Inc.	2,247	145
Financial Institutions, Inc.	9,419	212
First Bancorp	16,294	551
First BanCorp (New York Exchange)	122,711	1,131
First Bancorp (The), Inc.	6,081	154
First Bancshares (The), Inc.	11,957	369
First Bank	9,715	91
First Busey Corp.	29,287	631
First Business Financial Services, Inc.	4,893	90
First Capital, Inc.	1,897	115
First Choice Bancorp	6,356	118
First Commonwealth Financial Corp.	53,287	583
First Community Bankshares, Inc.	10,132	219
First Community Corp.	4,082	69
First Financial Bancorp	54,889	962
First Financial Bankshares, Inc.	74,089	2,680
First Financial Corp.	7,840	305
First Foundation, Inc.	21,932	439
First Guaranty Bancshares, Inc.	1,667	30
First Internet Bancorp	5,292	152
First Interstate BancSystem, Inc., Class A	23,026	939
First Merchants Corp.	31,405	1,175
First Mid Bancshares, Inc.	8,166	275
First Midwest Bancorp, Inc.	66,012	1,051
First Northwest Bancorp	5,264	82
First of Long Island (The) Corp.	13,322	238
First Savings Financial Group, Inc.	1,061	69
First United Corp.	3,836	59
First Western Financial, Inc.*	3,562	70
Flushing Financial Corp.	17,199	286
FNCB Bancorp, Inc.	9,749	62

NORTHERN FUNDS QUARTERLY REPORT     71    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Banks – 7.6%continued
Franklin Financial Services Corp.	2,456	$66
Fulton Financial Corp.	92,119	1,172
FVCBankcorp, Inc.*	6,875	101
German American Bancorp, Inc.	14,306	473
Glacier Bancorp, Inc.	55,578	2,557
Great Southern Bancorp, Inc.	6,363	311
Great Western Bancorp, Inc.	32,382	677
Guaranty Bancshares, Inc.	3,789	113
Hancock Whitney Corp.	50,014	1,701
Hanmi Financial Corp.	18,429	209
HarborOne Bancorp, Inc.	30,117	327
Hawthorn Bancshares, Inc.	3,604	79
HBT Financial, Inc.	6,001	91
Heartland Financial U.S.A., Inc.	20,154	814
Heritage Commerce Corp.	33,373	296
Heritage Financial Corp.	20,911	489
Hilltop Holdings, Inc.	42,012	1,156
Home BancShares, Inc.	88,658	1,727
HomeTrust Bancshares, Inc.	8,956	173
Hope Bancorp, Inc.	68,069	743
Horizon Bancorp, Inc.	24,325	386
Howard Bancorp, Inc.*	6,922	82
Independent Bank Corp.	19,062	1,392
Independent Bank Corp. (Berlin Exchange)	12,217	226
Independent Bank Group, Inc.	21,475	1,343
International Bancshares Corp.	31,132	1,166
Investar Holding Corp.	5,879	97
Investors Bancorp, Inc.	133,590	1,411
Lakeland Bancorp, Inc.	27,804	353
Lakeland Financial Corp.	14,275	765
Landmark Bancorp, Inc.	2,269	52
LCNB Corp.	7,319	108
Level One Bancorp, Inc.	2,851	58
Limestone Bancorp, Inc.*	2,877	36
Live Oak Bancshares, Inc.	16,024	760
Macatawa Bank Corp.	15,374	129
Mackinac Financial Corp.	5,394	69
MainStreet Bancshares, Inc.*	4,276	72
Mercantile Bank Corp.	8,968	244
Meridian Corp.	3,074	64
Metrocity Bankshares, Inc.	9,882	142
Metropolitan Bank Holding Corp.*	3,865	140
Mid Penn Bancorp, Inc.	3,960	87
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Banks – 7.6%continued
Middlefield Banc Corp.	3,420	$77
Midland States Bancorp, Inc.	12,577	225
MidWestOne Financial Group, Inc.	8,323	204
MVB Financial Corp.	5,517	125
National Bank Holdings Corp., Class A	17,017	557
National Bankshares, Inc.	3,760	118
NBT Bancorp, Inc.	24,860	798
Nicolet Bankshares, Inc.*	5,418	359
Northeast Bank	4,472	101
Northrim BanCorp, Inc.	3,613	123
Norwood Financial Corp.	3,600	94
Oak Valley Bancorp	3,882	65
OceanFirst Financial Corp.	34,358	640
OFG Bancorp	29,894	554
Ohio Valley Banc Corp.	2,423	57
Old National Bancorp	95,010	1,573
Old Second Bancorp, Inc.	16,090	162
Origin Bancorp, Inc.	12,475	346
Orrstown Financial Services, Inc.	5,999	99
Pacific Premier Bancorp, Inc.	46,393	1,453
Park National Corp.	8,365	878
Parke Bancorp, Inc.	5,798	90
Partners Bancorp	5,591	36
PCB Bancorp	7,249	73
Peapack-Gladstone Financial Corp.	10,999	250
Penns Woods Bancorp, Inc.	4,014	104
Peoples Bancorp of North Carolina, Inc.	2,693	62
Peoples Bancorp, Inc.	9,725	263
Peoples Financial Services Corp.	4,104	151
Plumas Bancorp	2,655	62
Preferred Bank	8,218	415
Premier Financial Bancorp, Inc.	7,638	102
Professional Holding Corp., Class A*	6,682	103
QCR Holdings, Inc.	8,508	337
RBB Bancorp	9,121	140
Red River Bancshares, Inc.	2,732	135
Reliant Bancorp, Inc.	8,747	163
Renasant Corp.	30,910	1,041
Republic Bancorp, Inc., Class A	5,569	201
Republic First Bancorp, Inc.*	26,578	76
Richmond Mutual BanCorp, Inc.	8,099	111
S&T Bancorp, Inc.	22,131	550
Salisbury Bancorp, Inc.	1,453	54

EQUITY INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Banks – 7.6%continued
Sandy Spring Bancorp, Inc.	26,764	$862
SB Financial Group, Inc.	4,065	74
Seacoast Banking Corp. of Florida*	30,072	886
Select Bancorp, Inc.*	8,573	81
ServisFirst Bancshares, Inc.	28,225	1,137
Shore Bancshares, Inc.	7,391	108
Sierra Bancorp	7,828	187
Silvergate Capital Corp., Class A*	8,795	654
Simmons First National Corp., Class A	62,810	1,356
SmartFinancial, Inc.	8,369	152
South Plains Financial, Inc.	6,571	125
South State Corp.	40,596	2,935
Southern First Bancshares, Inc.*	4,121	146
Southern National Bancorp of Virginia, Inc.	11,541	140
Southside Bancshares, Inc.	18,198	565
Spirit of Texas Bancshares, Inc.	8,102	136
Stock Yards Bancorp, Inc.	12,066	488
Summit Financial Group, Inc.	6,737	149
Texas Capital Bancshares, Inc.*	29,362	1,747
Tompkins Financial Corp.	8,403	593
Towne Bank	38,803	911
TriCo Bancshares	15,301	540
TriState Capital Holdings, Inc.*	16,441	286
Triumph Bancorp, Inc.*	12,994	631
Trustmark Corp.	35,735	976
UMB Financial Corp.	25,259	1,743
United Bankshares, Inc.	71,777	2,326
United Community Banks, Inc.	45,358	1,290
United Security Bancshares	8,001	56
Unity Bancorp, Inc.	5,107	90
Univest Financial Corp.	16,203	333
Valley National Bancorp	230,468	2,247
Veritex Holdings, Inc.	28,275	726
Washington Trust Bancorp, Inc.	10,137	454
WesBanco, Inc.	37,837	1,134
West BanCorp, Inc.	8,963	173
Westamerica BanCorp	15,146	837
		111,071
Beverages – 0.3%
Celsius Holdings, Inc.*	20,212	1,017
Coca-Cola Consolidated, Inc.	2,735	728
MGP Ingredients, Inc.	7,346	346
National Beverage Corp.	6,902	586
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Beverages – 0.3%continued
NewAge, Inc.*	53,669	$141
Primo Water Corp.	90,588	1,420
		4,238
Biotechnology – 11.0%
89bio, Inc.*	4,962	121
Abeona Therapeutics, Inc.*	33,545	53
ADMA Biologics, Inc.*	34,324	67
Adverum Biotechnologies, Inc.*	50,587	548
Aeglea BioTherapeutics, Inc.*	26,890	212
Affimed N.V.*	48,090	280
Agenus, Inc.*	86,878	276
Akebia Therapeutics, Inc.*	83,765	235
Akero Therapeutics, Inc.*	7,634	197
Akouos, Inc.*	8,159	162
Albireo Pharma, Inc.*	9,885	371
Alector, Inc.*	26,473	401
Aligos Therapeutics, Inc.*	6,011	166
Allakos, Inc.*	15,164	2,123
Allogene Therapeutics, Inc.*	31,340	791
Allovir, Inc.*	10,593	407
ALX Oncology Holdings, Inc.*	5,473	472
Amicus Therapeutics, Inc.*	148,898	3,438
AnaptysBio, Inc.*	12,234	263
Anavex Life Sciences Corp.*	31,914	172
Anika Therapeutics, Inc.*	8,030	363
Annexon, Inc.*	9,157	229
Apellis Pharmaceuticals, Inc.*	34,953	1,999
Applied Genetic Technologies Corp.*	13,365	55
Applied Molecular Transport, Inc.*	7,079	218
Applied Therapeutics, Inc.*	7,637	168
Aprea Therapeutics, Inc.*	4,259	21
Aptinyx, Inc.*	14,052	49
Aravive, Inc.*	6,968	39
Arcturus Therapeutics Holdings, Inc.*	12,730	552
Arcus Biosciences, Inc.*	24,481	636
Arcutis Biotherapeutics, Inc.*	12,071	340
Ardelyx, Inc.*	41,811	271
Arena Pharmaceuticals, Inc.*	33,816	2,598
Arrowhead Pharmaceuticals, Inc.*	58,282	4,472
Assembly Biosciences, Inc.*	17,547	106
Atara Biotherapeutics, Inc.*	43,883	861
Athenex, Inc.*	41,553	460
Athersys, Inc.*	99,351	174
Atreca, Inc., Class A*	15,694	253

NORTHERN FUNDS QUARTERLY REPORT     73    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Biotechnology – 11.0%continued
AVEO Pharmaceuticals, Inc.*	11,169	$64
Avid Bioservices, Inc.*	32,478	375
Avidity Biosciences, Inc.*	9,479	242
Avrobio, Inc.*	17,657	246
Axcella Health, Inc.*	9,285	48
Beam Therapeutics, Inc.*	23,060	1,883
Beyondspring, Inc.*	8,932	109
BioCryst Pharmaceuticals, Inc.*	103,709	773
Biohaven Pharmaceutical Holding Co. Ltd.*	27,960	2,396
Bioxcel Therapeutics, Inc.*	7,509	347
Black Diamond Therapeutics, Inc.*	10,749	344
Blueprint Medicines Corp.*	32,156	3,606
BrainStorm Cell Therapeutics, Inc.*	16,709	76
Bridgebio Pharma, Inc.*	42,286	3,007
C4 Therapeutics, Inc.*	6,240	207
Cabaletta Bio, Inc.*	7,362	92
Calithera Biosciences, Inc.*	37,588	185
Calyxt, Inc.*	6,631	28
CareDx, Inc.*	27,887	2,020
CASI Pharmaceuticals, Inc.*	40,152	118
Catabasis Pharmaceuticals, Inc.*	10,313	22
Catalyst Biosciences, Inc.*	13,450	85
Catalyst Pharmaceuticals, Inc.*	54,760	183
Cellular Biomedicine Group, Inc.*	6,823	125
CEL-SCI Corp.*	19,843	231
Centogene N.V.*	4,245	46
Checkmate Pharmaceuticals, Inc.*	2,440	36
Checkpoint Therapeutics, Inc.*	24,916	66
ChemoCentryx, Inc.*	28,814	1,784
Chimerix, Inc.*	29,159	141
Chinook Therapeutics, Inc.*	7,412	118
Cidara Therapeutics, Inc.*	19,127	38
Clovis Oncology, Inc.*	46,954	225
Codiak Biosciences, Inc.*	3,349	108
Cohbar, Inc.*	14,035	19
Coherus Biosciences, Inc.*	34,016	591
Concert Pharmaceuticals, Inc.*	16,895	214
Constellation Pharmaceuticals, Inc.*	18,178	524
ContraFect Corp.*	13,438	68
Corbus Pharmaceuticals Holdings, Inc.*	47,470	59
Cortexyme, Inc.*	8,994	250
Crinetics Pharmaceuticals, Inc.*	15,470	218
Cue Biopharma, Inc.*	16,852	211
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Biotechnology – 11.0%continued
Cyclerion Therapeutics, Inc.*	11,633	$36
Cytokinetics, Inc.*	38,609	802
CytomX Therapeutics, Inc.*	25,690	168
Deciphera Pharmaceuticals, Inc.*	21,759	1,242
Denali Therapeutics, Inc.*	36,543	3,061
DermTech, Inc.*	4,605	149
Dicerna Pharmaceuticals, Inc.*	37,918	835
Dyadic International, Inc.*	11,055	59
Dynavax Technologies Corp.*	62,616	279
Dyne Therapeutics, Inc.*	8,405	176
Eagle Pharmaceuticals, Inc.*	6,241	291
Editas Medicine, Inc.*	36,587	2,565
Eidos Therapeutics, Inc.*	6,501	855
Eiger BioPharmaceuticals, Inc.*	18,261	224
Emergent BioSolutions, Inc.*	25,900	2,321
Enanta Pharmaceuticals, Inc.*	10,988	463
Enochian Biosciences, Inc.*	9,788	29
Epizyme, Inc.*	52,407	569
Esperion Therapeutics, Inc.*	15,250	396
Evelo Biosciences, Inc.*	10,744	130
Exicure, Inc.*	33,884	60
Fate Therapeutics, Inc.*	41,642	3,787
Fennec Pharmaceuticals, Inc.*	12,401	92
FibroGen, Inc.*	49,003	1,818
Five Prime Therapeutics, Inc.*	18,158	309
Flexion Therapeutics, Inc.*	25,949	299
Foghorn Therapeutics, Inc.*	4,327	88
Forma Therapeutics Holdings, Inc.*	9,991	349
Fortress Biotech, Inc.*	37,140	118
Frequency Therapeutics, Inc.*	14,225	502
G1 Therapeutics, Inc.*	20,253	364
Galectin Therapeutics, Inc.*	23,370	52
Galera Therapeutics, Inc.*	4,994	51
Generation Bio Co.*	6,978	198
Genprex, Inc.*	16,244	67
Geron Corp.*	170,327	271
GlycoMimetics, Inc.*	19,406	73
Gossamer Bio, Inc.*	33,148	321
Gritstone Oncology, Inc.*	16,933	67
Halozyme Therapeutics, Inc.*	76,751	3,278
Harpoon Therapeutics, Inc.*	6,055	101
Heron Therapeutics, Inc.*	51,115	1,082
Homology Medicines, Inc.*	19,417	219
Hookipa Pharma, Inc.*	6,614	73

EQUITY INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Biotechnology – 11.0%continued
iBio, Inc.*	109,198	$115
Ideaya Biosciences, Inc.*	8,790	123
IGM Biosciences, Inc.*	4,060	358
Immunic, Inc.*	3,402	52
ImmunoGen, Inc.*	107,385	693
Immunovant, Inc.*	21,674	1,001
Inhibrx, Inc.*	4,742	156
Inovio Pharmaceuticals, Inc.*	91,097	806
Inozyme Pharma, Inc.*	4,393	91
Insmed, Inc.*	58,813	1,958
Intellia Therapeutics, Inc.*	29,225	1,590
Intercept Pharmaceuticals, Inc.*	15,197	375
Invitae Corp.*	67,025	2,802
Ironwood Pharmaceuticals, Inc.*	93,050	1,060
iTeos Therapeutics, Inc.*	5,979	202
IVERIC bio, Inc.*	44,980	311
Jounce Therapeutics, Inc.*	9,436	66
Kadmon Holdings, Inc.*	101,334	421
KalVista Pharmaceuticals, Inc.*	8,381	159
Karuna Therapeutics, Inc.*	9,083	923
Karyopharm Therapeutics, Inc.*	41,163	637
Keros Therapeutics, Inc.*	7,550	533
Kezar Life Sciences, Inc.*	18,717	98
Kindred Biosciences, Inc.*	20,468	88
Kiniksa Pharmaceuticals Ltd., Class A*	14,982	265
Kodiak Sciences, Inc.*	18,691	2,746
Kronos Bio, Inc.*	8,563	256
Krystal Biotech, Inc.*	7,667	460
Kura Oncology, Inc.*	35,240	1,151
Kymera Therapeutics, Inc.*	5,861	363
La Jolla Pharmaceutical Co.*	10,726	42
Lexicon Pharmaceuticals, Inc.*	21,776	74
Ligand Pharmaceuticals, Inc.*	8,417	837
LogicBio Therapeutics, Inc.*	10,021	76
MacroGenics, Inc.*	31,837	728
Madrigal Pharmaceuticals, Inc.*	5,152	573
Magenta Therapeutics, Inc.*	12,577	99
MannKind Corp.*	129,986	407
Marker Therapeutics, Inc.*	18,088	26
MediciNova, Inc.*	25,432	134
MEI Pharma, Inc.*	58,041	153
MeiraGTx Holdings PLC*	11,722	177
Mersana Therapeutics, Inc.*	31,098	828
Metacrine, Inc.*	4,210	33
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Biotechnology – 11.0%continued
Minerva Neurosciences, Inc.*	16,996	$40
Mirati Therapeutics, Inc.*	24,749	5,436
Mirum Pharmaceuticals, Inc.*	3,162	55
Molecular Templates, Inc.*	15,567	146
Morphic Holding, Inc.*	7,823	262
Mustang Bio, Inc.*	31,059	118
Myriad Genetics, Inc.*	41,737	825
NantKwest, Inc.*	18,670	249
Natera, Inc.*	43,701	4,349
Neoleukin Therapeutics, Inc.*	18,859	266
NeuBase Therapeutics, Inc.*	9,912	69
NeuroBo Pharmaceuticals, Inc.*	2,406	13
NextCure, Inc.*	9,412	103
Nkarta, Inc.*	9,216	567
Novavax, Inc.*	35,777	3,989
Nurix Therapeutics, Inc.*	6,309	207
Nymox Pharmaceutical Corp.*	22,645	56
Oncocyte Corp.*	38,426	92
Oncorus, Inc.*	3,925	127
OPKO Health, Inc.*	232,183	917
Organogenesis Holdings, Inc.*	11,481	86
Orgenesis, Inc.*	10,338	47
ORIC Pharmaceuticals, Inc.*	12,885	436
Ovid therapeutics, Inc.*	24,514	57
Oyster Point Pharma, Inc.*	3,611	68
Pandion Therapeutics, Inc.*	3,957	59
Passage Bio, Inc.*	14,473	370
PhaseBio Pharmaceuticals, Inc.*	7,351	25
Pieris Pharmaceuticals, Inc.*	26,815	67
PMV Pharmaceuticals, Inc.*	7,943	489
Poseida Therapeutics, Inc.*	7,298	80
Praxis Precision Medicines, Inc.*	6,445	355
Precigen, Inc.*	37,847	386
Precision BioSciences, Inc.*	26,062	217
Prelude Therapeutics, Inc.*	5,346	383
Prevail Therapeutics, Inc.*	8,180	189
Protagonist Therapeutics, Inc.*	17,276	348
Protara Therapeutics, Inc.*	2,353	57
Prothena Corp. PLC*	17,605	211
PTC Therapeutics, Inc.*	36,026	2,199
Puma Biotechnology, Inc.*	17,146	176
Radius Health, Inc.*	25,792	461
RAPT Therapeutics, Inc.*	6,269	124
REGENXBIO, Inc.*	19,950	905

NORTHERN FUNDS QUARTERLY REPORT     75    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Biotechnology – 11.0%continued
Relay Therapeutics, Inc.*	18,866	$784
Replimune Group, Inc.*	13,821	527
REVOLUTION Medicines, Inc.*	22,459	889
Rhythm Pharmaceuticals, Inc.*	19,206	571
Rigel Pharmaceuticals, Inc.*	101,204	354
Rocket Pharmaceuticals, Inc.*	19,660	1,078
Rubius Therapeutics, Inc.*	20,958	159
Sangamo Therapeutics, Inc.*	67,486	1,053
Savara, Inc.*	26,572	31
Scholar Rock Holding Corp.*	14,862	721
Selecta Biosciences, Inc.*	38,753	117
Seres Therapeutics, Inc.*	32,100	786
Shattuck Labs, Inc.*	7,609	399
Soleno Therapeutics, Inc.*	31,902	62
Solid Biosciences, Inc.*	14,592	111
Sorrento Therapeutics, Inc.*	144,970	989
Spectrum Pharmaceuticals, Inc.*	84,427	288
Spero Therapeutics, Inc.*	12,035	233
SpringWorks Therapeutics, Inc.*	13,874	1,006
Spruce Biosciences, Inc.*	4,157	101
SQZ Biotechnologies Co.*	2,686	78
Stoke Therapeutics, Inc.*	6,983	432
Sutro Biopharma, Inc.*	16,171	351
Syndax Pharmaceuticals, Inc.*	15,424	343
Syros Pharmaceuticals, Inc.*	23,745	258
Taysha Gene Therapies, Inc.*	5,166	137
TCR2 Therapeutics, Inc.*	15,094	467
TG Therapeutics, Inc.*	66,699	3,470
Translate Bio, Inc.*	39,892	735
Travere Therapeutics, Inc.*	28,547	778
Turning Point Therapeutics, Inc.*	21,596	2,631
Twist Bioscience Corp.*	19,011	2,686
Tyme Technologies, Inc.*	42,626	52
Ultragenyx Pharmaceutical, Inc.*	36,196	5,011
UNITY Biotechnology, Inc.*	18,827	99
UroGen Pharma Ltd.*	11,110	200
Vanda Pharmaceuticals, Inc.*	30,836	405
Vaxart, Inc.*	29,312	167
Vaxcyte, Inc.*	10,666	283
VBI Vaccines, Inc.*	98,234	270
Veracyte, Inc.*	33,359	1,633
Verastem, Inc.*	93,528	199
Vericel Corp.*	25,973	802
Viela Bio, Inc.*	12,288	442
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Biotechnology – 11.0%continued
Viking Therapeutics, Inc.*	37,185	$209
Vir Biotechnology, Inc.*	31,131	834
Voyager Therapeutics, Inc.*	14,955	107
vTv Therapeutics, Inc., Class A*	6,173	11
X4 Pharmaceuticals, Inc.*	9,385	60
XBiotech, Inc.*	8,180	128
Xencor, Inc.*	32,296	1,409
XOMA Corp.*	3,490	154
Y-mAbs Therapeutics, Inc.*	17,560	869
Zentalis Pharmaceuticals, Inc.*	16,655	865
ZIOPHARM Oncology, Inc.*	121,834	307
		161,304
Building Products – 1.5%
AAON, Inc.	23,815	1,587
Advanced Drainage Systems, Inc.	32,559	2,721
Alpha Pro Tech Ltd.*	7,002	78
American Woodmark Corp.*	9,887	928
Apogee Enterprises, Inc.	14,987	475
Builders FirstSource, Inc.*	67,087	2,738
Caesarstone Ltd.	12,876	166
Cornerstone Building Brands, Inc.*	25,794	239
CSW Industrials, Inc.	7,927	887
Gibraltar Industries, Inc.*	18,893	1,359
Griffon Corp.	24,903	507
Insteel Industries, Inc.	10,590	236
JELD-WEN Holding, Inc.*	39,194	994
Masonite International Corp.*	14,126	1,389
PGT Innovations, Inc.*	33,067	673
Quanex Building Products Corp.	19,030	422
Resideo Technologies, Inc.*	81,826	1,740
Simpson Manufacturing Co., Inc.	25,263	2,361
UFP Industries, Inc.	34,636	1,924
		21,424
Capital Markets – 1.5%
Artisan Partners Asset Management, Inc., Class A	31,911	1,606
Assetmark Financial Holdings, Inc.*	9,306	225
Associated Capital Group, Inc., Class A	975	34
B. Riley Financial, Inc.	11,001	487
BGC Partners, Inc., Class A	180,073	720
Blucora, Inc.*	27,980	445
Brightsphere Investment Group, Inc.	34,883	673
Cohen & Steers, Inc.	14,227	1,057
Cowen, Inc., Class A	15,232	396

EQUITY INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Capital Markets – 1.5%continued
Diamond Hill Investment Group, Inc.	1,796	$268
Donnelley Financial Solutions, Inc.*	17,179	292
Federated Hermes, Inc.	54,300	1,569
Focus Financial Partners, Inc., Class A*	18,392	800
GAMCO Investors, Inc., Class A	3,259	58
Greenhill & Co., Inc.	8,245	100
Hamilton Lane, Inc., Class A	18,494	1,444
Houlihan Lokey, Inc.	29,724	1,998
Moelis & Co., Class A	30,702	1,436
Oppenheimer Holdings, Inc., Class A	4,706	148
Piper Sandler Cos.	9,877	997
PJT Partners, Inc., Class A	13,287	1,000
Pzena Investment Management, Inc., Class A	9,747	71
Safeguard Scientifics, Inc.*	12,103	77
Sculptor Capital Management, Inc.	10,992	167
Siebert Financial Corp.*	6,930	29
Silvercrest Asset Management Group, Inc., Class A	5,415	75
StepStone Group, Inc., Class A*	11,056	440
Stifel Financial Corp.	57,859	2,920
StoneX Group, Inc.*	9,622	557
Value Line, Inc.	669	22
Virtus Investment Partners, Inc.	4,167	904
Waddell & Reed Financial, Inc., Class A	35,221	897
Westwood Holdings Group, Inc.	4,549	66
WisdomTree Investments, Inc.	82,701	442
		22,420
Chemicals – 1.7%
Advanced Emissions Solutions, Inc.	9,652	53
AdvanSix, Inc.*	15,992	320
AgroFresh Solutions, Inc.*	17,045	39
American Vanguard Corp.	17,035	264
Amyris, Inc.*	63,216	390
Avient Corp.	52,932	2,132
Balchem Corp.	18,663	2,150
Chase Corp.	4,336	438
Ferro Corp.*	47,797	699
FutureFuel Corp.	15,255	194
GCP Applied Technologies, Inc.*	28,516	674
H.B. Fuller Co.	29,723	1,542
Hawkins, Inc.	5,585	292
Ingevity Corp.*	24,070	1,823
Innospec, Inc.	14,150	1,284
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Chemicals – 1.7%continued
Intrepid Potash, Inc.*	5,613	$136
Koppers Holdings, Inc.*	11,755	366
Kraton Corp.*	17,689	492
Kronos Worldwide, Inc.	13,011	194
Livent Corp.*	85,628	1,613
Marrone Bio Innovations, Inc.*	37,982	48
Minerals Technologies, Inc.	19,658	1,221
Orion Engineered Carbons S.A.	35,206	604
PQ Group Holdings, Inc.	22,869	326
Quaker Chemical Corp.	7,709	1,953
Rayonier Advanced Materials, Inc.*	35,328	230
Sensient Technologies Corp.	24,583	1,814
Stepan Co.	12,488	1,490
Trecora Resources*	14,431	101
Tredegar Corp.	15,540	260
Trinseo S.A.	22,307	1,142
Tronox Holdings PLC, Class A	52,208	763
		25,047
Commercial Services & Supplies – 1.9%
ABM Industries, Inc.	38,845	1,470
ACCO Brands Corp.	51,053	431
Brady Corp., Class A	27,293	1,442
BrightView Holdings, Inc.*	23,743	359
Brink's (The) Co.	28,310	2,038
Casella Waste Systems, Inc., Class A*	27,859	1,726
CECO Environmental Corp.*	18,572	129
Cimpress PLC*	10,359	909
CompX International, Inc.	879	13
Covanta Holding Corp.	69,280	910
Deluxe Corp.	24,476	715
Ennis, Inc.	15,081	269
Harsco Corp.*	45,608	820
Healthcare Services Group, Inc.	43,480	1,222
Heritage-Crystal Clean, Inc.*	8,564	180
Herman Miller, Inc.	34,229	1,157
HNI Corp.	24,847	856
IBEX Holdings Ltd.*	2,139	40
Interface, Inc.	32,991	346
KAR Auction Services, Inc.	74,841	1,393
Kimball International, Inc., Class B	21,412	256
Knoll, Inc.	29,097	427
Matthews International Corp., Class A	17,910	527
McGrath RentCorp	14,068	944
Montrose Environmental Group, Inc.*	6,380	198

NORTHERN FUNDS QUARTERLY REPORT     77    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Commercial Services & Supplies – 1.9%continued
NL Industries, Inc.	6,041	$29
PICO Holdings, Inc.*	7,280	68
Pitney Bowes, Inc.	101,000	622
Quad/Graphics, Inc.	17,100	65
SP Plus Corp.*	13,406	386
Steelcase, Inc., Class A	50,472	684
Team, Inc.*	18,334	200
Tetra Tech, Inc.	30,998	3,589
U.S. Ecology, Inc.	18,335	666
UniFirst Corp.	8,726	1,847
Viad Corp.	11,777	426
VSE Corp.	5,378	207
		27,566
Communications Equipment – 0.8%
Acacia Communications, Inc.*	22,580	1,647
ADTRAN, Inc.	27,512	406
Applied Optoelectronics, Inc.*	12,619	107
CalAmp Corp.*	19,202	191
Calix, Inc.*	30,548	909
Cambium Networks Corp.*	3,162	79
Casa Systems, Inc.*	18,152	112
Clearfield, Inc.*	6,234	154
Comtech Telecommunications Corp.	14,352	297
Digi International, Inc.*	16,956	321
DZS, Inc.*	6,846	106
Extreme Networks, Inc.*	69,319	478
Genasys, Inc.*	18,826	123
Harmonic, Inc.*	54,272	401
Infinera Corp.*	93,452	979
Inseego Corp.*	40,275	623
KVH Industries, Inc.*	8,845	100
NETGEAR, Inc.*	17,099	695
NetScout Systems, Inc.*	40,346	1,106
PCTEL, Inc.*	10,118	67
Plantronics, Inc.	19,281	521
Resonant, Inc.*	28,098	75
Ribbon Communications, Inc.*	38,928	255
Viavi Solutions, Inc.*	132,804	1,989
		11,741
Construction & Engineering – 1.4%
Aegion Corp.*	17,464	332
Ameresco, Inc., Class A*	14,422	753
API Group Corp.*	81,178	1,473
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Construction & Engineering – 1.4%continued
Arcosa, Inc.	28,137	$1,546
Argan, Inc.	8,484	377
Comfort Systems U.S.A., Inc.	20,806	1,096
Concrete Pumping Holdings, Inc.*	14,460	55
Construction Partners, Inc., Class A*	15,250	444
Dycom Industries, Inc.*	17,812	1,345
EMCOR Group, Inc.	31,501	2,881
Fluor Corp.	82,162	1,312
Granite Construction, Inc.	27,165	726
Great Lakes Dredge & Dock Corp.*	36,350	479
HC2 Holdings, Inc.*	25,020	82
IES Holdings, Inc.*	4,831	222
MasTec, Inc.*	32,876	2,241
Matrix Service Co.*	14,469	159
MYR Group, Inc.*	9,595	577
Northwest Pipe Co.*	5,621	159
NV5 Global, Inc.*	6,245	492
Primoris Services Corp.	26,995	745
Sterling Construction Co., Inc.*	16,210	302
Tutor Perini Corp.*	23,720	307
WillScot Mobile Mini Holdings Corp.*	92,947	2,154
		20,259
Construction Materials – 0.1%
Forterra, Inc.*	16,461	283
Summit Materials, Inc., Class A*	66,497	1,335
U.S. Concrete, Inc.*	9,216	368
United States Lime & Minerals, Inc.	1,164	133
		2,119
Consumer Finance – 0.7%
Atlanticus Holdings Corp.*	2,898	71
Curo Group Holdings Corp.	10,435	150
Encore Capital Group, Inc.*	18,089	705
Enova International, Inc.*	20,086	497
EZCORP, Inc., Class A*	29,398	141
FirstCash, Inc.	23,582	1,652
Green Dot Corp., Class A*	29,533	1,648
LendingClub Corp.*	41,282	436
Navient Corp.	104,523	1,026
Nelnet, Inc., Class A	9,962	710
Oportun Financial Corp.*	11,094	215
PRA Group, Inc.*	26,147	1,037
PROG Holdings, Inc.	39,110	2,107

EQUITY INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Consumer Finance – 0.7%continued
Regional Management Corp.	4,690	$140
World Acceptance Corp.*	2,439	249
		10,784
Containers & Packaging – 0.2%
Greif, Inc., Class A	14,940	700
Greif, Inc., Class B	3,577	173
Myers Industries, Inc.	21,132	439
O-I Glass, Inc.	90,781	1,080
Pactiv Evergreen, Inc.*	22,870	415
Ranpak Holdings Corp.*	16,579	223
UFP Technologies, Inc.*	3,988	186
		3,216
Distributors – 0.1%
Core-Mark Holding Co., Inc.	25,862	760
Funko, Inc., Class A*	14,254	148
Greenlane Holdings, Inc., Class A*	5,688	22
Weyco Group, Inc.	3,460	55
		985
Diversified Consumer Services – 0.6%
Adtalem Global Education, Inc.*	30,209	1,026
American Public Education, Inc.*	8,482	259
Aspen Group, Inc.*	12,891	143
Carriage Services, Inc.	9,749	305
Collectors Universe, Inc.	5,377	405
Franchise Group, Inc.	12,692	386
Houghton Mifflin Harcourt Co.*	62,457	208
Laureate Education, Inc., Class A*	62,758	914
OneSpaWorld Holdings Ltd.	26,736	271
Perdoceo Education Corp.*	40,016	505
Regis Corp.*	13,144	121
Strategic Education, Inc.	14,006	1,335
Stride, Inc.*	23,269	494
Universal Technical Institute, Inc.*	16,514	107
Vivint Smart Home, Inc.*	44,847	931
WW International, Inc.*	27,710	676
		8,086
Diversified Financial Services – 0.2%
Alerus Financial Corp.	8,559	234
A-Mark Precious Metals, Inc.	2,820	73
Banco Latinoamericano de Comercio Exterior S.A., Class E	18,193	288
Cannae Holdings, Inc.*	50,085	2,217
GWG Holdings, Inc.*	1,314	9
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Diversified Financial Services – 0.2%continued
Marlin Business Services Corp.	4,756	$58
SWK Holdings Corp.*	2,015	29
		2,908
Diversified Telecommunication Services – 0.7%
Alaska Communications Systems Group, Inc.	30,247	112
Anterix, Inc.*	6,356	239
ATN International, Inc.	6,406	267
Bandwidth, Inc., Class A*	11,133	1,711
Cincinnati Bell, Inc.*	29,349	448
Cogent Communications Holdings, Inc.	24,670	1,477
Consolidated Communications Holdings, Inc.*	42,906	210
IDT Corp., Class B*	11,138	138
Iridium Communications, Inc.*	68,304	2,686
Liberty Latin America Ltd., Class A*	26,888	299
Liberty Latin America Ltd., Class C*	90,038	998
Ooma, Inc.*	11,780	170
ORBCOMM, Inc.*	41,774	310
Vonage Holdings Corp.*	134,532	1,732
		10,797
Electric Utilities – 0.6%
ALLETE, Inc.	30,222	1,872
Genie Energy Ltd., Class B	8,034	58
MGE Energy, Inc.	21,147	1,481
Otter Tail Corp.	23,371	996
PNM Resources, Inc.	46,069	2,236
Portland General Electric Co.	52,060	2,226
Spark Energy, Inc., Class A	6,444	62
		8,931
Electrical Equipment – 1.7%
Allied Motion Technologies, Inc.	4,282	219
American Superconductor Corp.*	15,485	363
Atkore International Group, Inc.*	27,636	1,136
AZZ, Inc.	14,622	694
Bloom Energy Corp., Class A*	51,433	1,474
Encore Wire Corp.	11,893	720
EnerSys	24,523	2,037
FuelCell Energy, Inc.*	166,529	1,860
LSI Industries, Inc.	14,670	125
Orion Energy Systems, Inc.*	15,247	150
Plug Power, Inc.*	217,373	7,371
Powell Industries, Inc.	4,943	146

NORTHERN FUNDS QUARTERLY REPORT     79    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Electrical Equipment – 1.7%continued
Preformed Line Products Co.	1,684	$115
Sunrun, Inc.*	86,966	6,034
Thermon Group Holdings, Inc.*	18,593	291
TPI Composites, Inc.*	17,788	939
Ultralife Corp.*	5,150	33
Vicor Corp.*	11,166	1,030
		24,737
Electronic Equipment, Instruments & Components – 2.2%
Akoustis Technologies, Inc.*	18,137	222
Arlo Technologies, Inc.*	47,103	367
Badger Meter, Inc.	16,921	1,592
Bel Fuse, Inc., Class B	5,685	85
Belden, Inc.	25,647	1,075
Benchmark Electronics, Inc.	21,004	567
CTS Corp.	18,510	635
Daktronics, Inc.	22,337	104
ePlus, Inc.*	7,787	685
Fabrinet*	21,300	1,653
FARO Technologies, Inc.*	10,439	737
Fitbit, Inc., Class A*	141,670	963
II-VI, Inc.*	59,258	4,501
Insight Enterprises, Inc.*	20,092	1,529
Intellicheck, Inc.*	11,384	130
Iteris, Inc.*	23,018	130
Itron, Inc.*	23,272	2,232
Kimball Electronics, Inc.*	13,985	224
Knowles Corp.*	51,477	949
Luna Innovations, Inc.*	16,525	163
Methode Electronics, Inc.	21,200	811
MTS Systems Corp.	11,421	664
Napco Security Technologies, Inc.*	6,956	182
nLight, Inc.*	20,319	663
Novanta, Inc.*	19,859	2,348
OSI Systems, Inc.*	9,772	911
PAR Technology Corp.*	11,004	691
PC Connection, Inc.	6,368	301
Plexus Corp.*	16,639	1,301
Powerfleet, Inc.*	15,555	116
Research Frontiers, Inc.*	15,206	43
Rogers Corp.*	10,818	1,680
Sanmina Corp.*	36,643	1,169
ScanSource, Inc.*	14,927	394
TTM Technologies, Inc.*	57,626	795
Vishay Intertechnology, Inc.	77,203	1,599
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Electronic Equipment, Instruments & Components – 2.2%continued
Vishay Precision Group, Inc.*	7,016	$221
Wrap Technologies, Inc.*	6,473	31
		32,463
Energy Equipment & Services – 0.6%
Archrock, Inc.	76,265	660
Aspen Aerogels, Inc.*	11,652	195
Bristow Group, Inc.*	3,911	103
Cactus, Inc., Class A	26,774	698
ChampionX Corp.*	107,762	1,649
DMC Global, Inc.	8,242	357
Dril-Quip, Inc.*	20,451	606
Exterran Corp.*	15,908	70
Frank's International N.V.*	88,047	241
Helix Energy Solutions Group, Inc.*	83,884	352
Liberty Oilfield Services, Inc., Class A	41,787	431
Nabors Industries Ltd.	4,271	249
National Energy Services Reunited Corp.*	11,905	118
Newpark Resources, Inc.*	51,679	99
NexTier Oilfield Solutions, Inc.*	93,712	322
Oceaneering International, Inc.*	58,720	467
Oil States International, Inc.*	35,122	176
Patterson-UTI Energy, Inc.	108,087	569
ProPetro Holding Corp.*	46,725	345
RPC, Inc.*	33,757	106
Select Energy Services, Inc., Class A*	34,807	143
Solaris Oilfield Infrastructure, Inc., Class A	16,064	131
Tidewater, Inc.*	22,617	195
Transocean Ltd.*	342,389	791
U.S. Silica Holdings, Inc.	43,229	304
		9,377
Entertainment – 0.3%
AMC Entertainment Holdings, Inc., Class A	45,502	97
Cinemark Holdings, Inc.	62,488	1,088
Eros STX Global Corp.*	88,082	160
Gaia, Inc.*	7,560	75
Glu Mobile, Inc.*	84,782	764
IMAX Corp.*	28,271	509
Liberty Media Corp.-Liberty Braves, Class A*	5,887	146
Liberty Media Corp.-Liberty Braves, Class C*	21,516	535

EQUITY INDEX FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Entertainment – 0.3%continued
LiveXLive Media, Inc.*	27,133	$89
Marcus (The) Corp.	12,892	174
		3,637
Equity Real Estate Investment Trusts – 5.3%
Acadia Realty Trust	48,854	693
Agree Realty Corp.	31,343	2,087
Alexander & Baldwin, Inc.	40,435	695
Alexander's, Inc.	1,244	345
Alpine Income Property Trust, Inc.	3,865	58
American Assets Trust, Inc.	29,478	851
American Finance Trust, Inc.	62,463	464
Armada Hoffler Properties, Inc.	32,678	367
Bluerock Residential Growth REIT, Inc.	13,686	173
Broadstone Net Lease, Inc., Class A	20,181	395
BRT Apartments Corp.	5,693	87
CareTrust REIT, Inc.	55,433	1,230
CatchMark Timber Trust, Inc., Class A	28,231	264
Centerspace	7,450	526
Chatham Lodging Trust	27,812	300
CIM Commercial Trust Corp.	5,844	83
City Office REIT, Inc.	22,993	225
Clipper Realty, Inc.	8,496	60
Colony Capital, Inc.	278,608	1,340
Columbia Property Trust, Inc.	66,381	952
Community Healthcare Trust, Inc.	12,888	607
CoreCivic, Inc.	70,136	459
CorEnergy Infrastructure Trust, Inc.	7,668	53
CorePoint Lodging, Inc.	23,382	161
CTO Realty Growth, Inc.	3,765	159
DiamondRock Hospitality Co.	116,958	965
Diversified Healthcare Trust	138,789	572
Easterly Government Properties, Inc.	46,390	1,051
EastGroup Properties, Inc.	22,596	3,120
Essential Properties Realty Trust, Inc.	59,852	1,269
Farmland Partners, Inc.	15,777	137
Four Corners Property Trust, Inc.	41,862	1,246
Franklin Street Properties Corp.	59,149	258
Front Yard Residential Corp.	29,801	483
GEO Group (The), Inc.	68,883	610
Getty Realty Corp.	19,886	548
Gladstone Commercial Corp.	19,268	347
Gladstone Land Corp.	12,604	185
Global Medical REIT, Inc.	24,693	323
Global Net Lease, Inc.	52,002	891
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Equity Real Estate Investment Trusts – 5.3%continued
Healthcare Realty Trust, Inc.	78,403	$2,321
Hersha Hospitality Trust	20,869	165
Independence Realty Trust, Inc.	55,602	747
Industrial Logistics Properties Trust	37,489	873
Innovative Industrial Properties, Inc.	12,518	2,292
iStar, Inc.	42,276	628
Kite Realty Group Trust	48,561	726
Lexington Realty Trust	158,572	1,684
LTC Properties, Inc.	22,520	876
Macerich (The) Co.	86,930	928
Mack-Cali Realty Corp.	50,355	627
Monmouth Real Estate Investment Corp.	55,491	961
National Health Investors, Inc.	24,957	1,726
National Storage Affiliates Trust	36,503	1,315
NETSTREIT Corp.	6,979	136
New Senior Investment Group, Inc.	46,735	242
NexPoint Residential Trust, Inc.	12,701	537
Office Properties Income Trust	27,891	634
One Liberty Properties, Inc.	9,519	191
Pebblebrook Hotel Trust	75,540	1,420
Physicians Realty Trust	120,937	2,153
Piedmont Office Realty Trust, Inc., Class A	73,010	1,185
Plymouth Industrial REIT, Inc.	13,945	209
PotlatchDeltic Corp.	37,991	1,900
Preferred Apartment Communities, Inc., Class A	28,071	208
PS Business Parks, Inc.	11,653	1,548
QTS Realty Trust, Inc., Class A	36,836	2,279
Retail Opportunity Investments Corp.	66,679	893
Retail Properties of America, Inc., Class A	125,328	1,073
Retail Value, Inc.	9,428	140
RLJ Lodging Trust	95,258	1,348
RPT Realty	46,654	404
Ryman Hospitality Properties, Inc.	29,281	1,984
Sabra Health Care REIT, Inc.	119,185	2,070
Safehold, Inc.	10,193	739
Saul Centers, Inc.	6,657	211
Seritage Growth Properties, Class A*	19,366	284
Service Properties Trust	95,703	1,100
SITE Centers Corp.	89,631	907
STAG Industrial, Inc.	86,898	2,722
Summit Hotel Properties, Inc.	59,046	532

NORTHERN FUNDS QUARTERLY REPORT     81    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Equity Real Estate Investment Trusts – 5.3%continued
Sunstone Hotel Investors, Inc.	124,742	$1,413
Tanger Factory Outlet Centers, Inc.	51,150	509
Terreno Realty Corp.	38,677	2,263
UMH Properties, Inc.	21,589	320
Uniti Group, Inc.	112,131	1,315
Universal Health Realty Income Trust	7,511	483
Urban Edge Properties	68,036	880
Urstadt Biddle Properties, Inc., Class A	16,472	233
Washington Real Estate Investment Trust	47,790	1,034
Whitestone REIT	23,255	185
Xenia Hotels & Resorts, Inc.	66,343	1,008
		77,200
Food & Staples Retailing – 0.8%
Andersons (The), Inc.	17,935	440
BJ's Wholesale Club Holdings, Inc.*	79,454	2,962
Chefs' Warehouse (The), Inc.*	17,575	451
HF Foods Group, Inc.*	20,279	152
Ingles Markets, Inc., Class A	8,344	356
Natural Grocers by Vitamin Cottage, Inc.	5,729	79
Performance Food Group Co.*	76,045	3,620
PriceSmart, Inc.	13,251	1,207
Rite Aid Corp.*	31,376	497
SpartanNash Co.	20,886	364
United Natural Foods, Inc.*	31,174	498
Village Super Market, Inc., Class A	4,614	102
Weis Markets, Inc.	5,627	269
		10,997
Food Products – 1.4%
Alico, Inc.	2,916	90
B&G Foods, Inc.	37,105	1,029
Bridgford Foods Corp.*	1,032	19
Calavo Growers, Inc.	9,637	669
Cal-Maine Foods, Inc.*	21,345	801
Darling Ingredients, Inc.*	93,291	5,381
Farmer Bros. Co.*	9,438	44
Fresh Del Monte Produce, Inc.	17,891	431
Freshpet, Inc.*	22,442	3,187
Hostess Brands, Inc.*	71,359	1,045
J&J Snack Foods Corp.	8,671	1,347
John B. Sanfilippo & Son, Inc.	4,874	384
Laird Superfood, Inc.*	1,890	89
Lancaster Colony Corp.	10,974	2,016
Landec Corp.*	14,756	160
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Food Products – 1.4%continued
Limoneira Co.	9,550	$159
Mission Produce, Inc.*	3,887	59
Sanderson Farms, Inc.	11,686	1,545
Seneca Foods Corp., Class A*	3,765	150
Simply Good Foods (The) Co.*	49,364	1,548
Tootsie Roll Industries, Inc.	9,465	281
Vital Farms, Inc.*	5,986	152
		20,586
Gas Utilities – 0.9%
Brookfield Infrastructure Corp., Class A	18,186	1,315
Chesapeake Utilities Corp.	9,809	1,061
New Jersey Resources Corp.	55,215	1,963
Northwest Natural Holding Co.	17,743	816
ONE Gas, Inc.	30,389	2,333
RGC Resources, Inc.	4,263	101
South Jersey Industries, Inc.	58,424	1,259
Southwest Gas Holdings, Inc.	32,486	1,974
Spire, Inc.	29,094	1,863
		12,685
Health Care Equipment & Supplies – 3.4%
Accelerate Diagnostics, Inc.*	17,398	132
Accuray, Inc.*	49,581	207
Acutus Medical, Inc.*	5,557	160
Alphatec Holdings, Inc.*	31,802	462
AngioDynamics, Inc.*	21,405	328
Antares Pharma, Inc.*	97,674	390
Apyx Medical Corp.*	19,268	139
Aspira Women's Health, Inc.*	43,970	295
AtriCure, Inc.*	25,382	1,413
Atrion Corp.	814	523
Avanos Medical, Inc.*	27,658	1,269
Axogen, Inc.*	21,509	385
Axonics Modulation Technologies, Inc.*	17,563	877
Bellerophon Therapeutics, Inc.*	1,979	13
Beyond Air, Inc.*	7,435	39
BioLife Solutions, Inc.*	8,217	328
BioSig Technologies, Inc.*	15,203	59
Cantel Medical Corp.	22,018	1,736
Cardiovascular Systems, Inc.*	22,494	984
Cerus Corp.*	95,144	658
Chembio Diagnostics, Inc.*	11,210	53
Co-Diagnostics, Inc.*	14,817	138
CONMED Corp.	15,773	1,767

EQUITY INDEX FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Health Care Equipment & Supplies – 3.4%continued
CryoLife, Inc.*	21,425	$506
CryoPort, Inc.*	19,931	875
Cutera, Inc.*	9,602	231
CytoSorbents Corp.*	24,722	197
Eargo, Inc.*	4,625	207
Electromed, Inc.*	3,991	39
FONAR Corp.*	3,602	63
GenMark Diagnostics, Inc.*	40,858	596
Glaukos Corp.*	24,720	1,860
Heska Corp.*	4,055	591
Inari Medical, Inc.*	4,422	386
Inogen, Inc.*	10,869	486
Integer Holdings Corp.*	18,978	1,541
Intersect ENT, Inc.*	18,548	425
IntriCon Corp.*	5,218	94
Invacare Corp.	18,995	170
iRadimed Corp.*	3,303	75
iRhythm Technologies, Inc.*	16,714	3,965
Lantheus Holdings, Inc.*	38,315	517
LeMaitre Vascular, Inc.	9,689	392
LENSAR, Inc.*	4,923	36
LivaNova PLC*	28,366	1,878
Meridian Bioscience, Inc.*	24,575	459
Merit Medical Systems, Inc.*	31,428	1,745
Mesa Laboratories, Inc.	2,753	789
Milestone Scientific, Inc.*	20,125	43
Misonix, Inc.*	8,182	102
Natus Medical, Inc.*	19,148	384
Nemaura Medical, Inc.*	3,823	14
Neogen Corp.*	30,628	2,429
Nevro Corp.*	19,658	3,403
NuVasive, Inc.*	29,833	1,680
OraSure Technologies, Inc.*	41,238	436
Orthofix Medical, Inc.*	10,638	457
OrthoPediatrics Corp.*	7,609	314
Outset Medical, Inc.*	5,819	331
PAVmed, Inc.*	20,402	43
Pulmonx Corp.*	6,805	470
Pulse Biosciences, Inc.*	7,809	186
Quotient Ltd.*	42,228	220
Repro-Med Systems, Inc.*	16,200	97
Retractable Technologies, Inc.*	7,646	82
Rockwell Medical, Inc.*	41,337	42
SeaSpine Holdings Corp.*	14,938	261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Health Care Equipment & Supplies – 3.4%continued
Shockwave Medical, Inc.*	16,516	$1,713
SI-BONE, Inc.*	16,695	499
Sientra, Inc.*	26,345	102
Silk Road Medical, Inc.*	15,618	984
Soliton, Inc.*	4,794	37
STAAR Surgical Co.*	26,587	2,106
Stereotaxis, Inc.*	25,258	129
Surgalign Holdings, Inc.*	34,684	76
Surmodics, Inc.*	7,858	342
Tactile Systems Technology, Inc.*	10,632	478
Tela Bio, Inc.*	4,071	61
TransMedics Group, Inc.*	14,768	294
Utah Medical Products, Inc.	1,972	166
Vapotherm, Inc.*	11,554	310
Varex Imaging Corp.*	21,445	358
Venus Concept, Inc.*	10,332	18
ViewRay, Inc.*	65,505	250
VolitionRX Ltd.*	13,315	52
Zynex, Inc.*	10,812	146
		49,593
Health Care Providers & Services – 2.7%
1Life Healthcare, Inc.*	45,622	1,991
AdaptHealth Corp.*	14,766	555
Addus HomeCare Corp.*	8,501	995
American Renal Associates Holdings, Inc.*	8,923	102
AMN Healthcare Services, Inc.*	27,064	1,847
Apollo Medical Holdings, Inc.*	11,462	209
Avalon GloboCare Corp.*	15,021	17
Biodesix, Inc.*	1,829	37
BioTelemetry, Inc.*	19,488	1,405
Brookdale Senior Living, Inc.*	107,103	474
Castle Biosciences, Inc.*	6,859	461
Community Health Systems, Inc.*	50,327	374
CorVel Corp.*	5,196	551
Covetrus, Inc.*	67,041	1,927
Cross Country Healthcare, Inc.*	21,506	191
Ensign Group (The), Inc.	29,658	2,163
Enzo Biochem, Inc.*	24,956	63
Exagen, Inc.*	3,087	41
Five Star Senior Living, Inc.*	10,742	74
Fulgent Genetics, Inc.*	7,743	403
Hanger, Inc.*	21,785	479
HealthEquity, Inc.*	43,725	3,048

NORTHERN FUNDS QUARTERLY REPORT     83    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Health Care Providers & Services – 2.7%continued
InfuSystem Holdings, Inc.*	8,293	$156
Joint (The) Corp.*	7,653	201
LHC Group, Inc.*	17,608	3,756
Magellan Health, Inc.*	13,688	1,134
MEDNAX, Inc.*	43,228	1,061
National HealthCare Corp.	7,204	478
National Research Corp.	7,735	331
Ontrak, Inc.*	4,612	285
Option Care Health, Inc.*	25,513	399
Owens & Minor, Inc.	41,758	1,130
Patterson Cos., Inc.	49,199	1,458
Pennant Group (The), Inc.*	15,020	872
PetIQ, Inc.*	12,208	469
Progenity, Inc.*	2,114	11
Progyny, Inc.*	15,510	657
Providence Service (The) Corp.*	7,070	980
R1 RCM, Inc.*	61,960	1,488
RadNet, Inc.*	25,556	500
Select Medical Holdings Corp.*	62,954	1,741
Sharps Compliance Corp.*	8,207	78
Surgery Partners, Inc.*	13,439	390
Tenet Healthcare Corp.*	60,588	2,419
Tivity Health, Inc.*	25,581	501
Triple-S Management Corp., Class B*	13,043	278
U.S. Physical Therapy, Inc.	7,343	883
Viemed Healthcare, Inc.*	19,649	153
		39,216
Health Care Technology – 1.2%
Accolade, Inc.*	7,486	326
Allscripts Healthcare Solutions, Inc.*	90,558	1,308
Computer Programs and Systems, Inc.	7,267	195
Evolent Health, Inc., Class A*	44,136	707
Health Catalyst, Inc.*	19,550	851
HealthStream, Inc.*	14,736	322
HMS Holdings Corp.*	51,100	1,878
iCAD, Inc.*	11,501	152
Inovalon Holdings, Inc., Class A*	42,802	778
Inspire Medical Systems, Inc.*	15,193	2,858
NantHealth, Inc.*	15,483	50
NextGen Healthcare, Inc.*	32,241	588
Omnicell, Inc.*	24,659	2,959
OptimizeRx Corp.*	8,606	268
Phreesia, Inc.*	19,296	1,047
Schrodinger, Inc.*	17,406	1,378
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Health Care Technology – 1.2%continued
Simulations Plus, Inc.	8,180	$588
Tabula Rasa HealthCare, Inc.*	12,014	515
Vocera Communications, Inc.*	18,454	766
		17,534
Hotels, Restaurants & Leisure – 3.6%
Accel Entertainment, Inc.*	28,620	289
Bally's Corp.	10,749	540
Biglari Holdings, Inc., Class A*	49	29
Biglari Holdings, Inc., Class B*	486	54
BJ's Restaurants, Inc.*	12,840	494
Bloomin' Brands, Inc.	50,581	982
Bluegreen Vacations Corp.	2,533	20
Bluegreen Vacations Holding Corp.	7,483	101
Boyd Gaming Corp.*	47,185	2,025
Brinker International, Inc.	26,031	1,473
Caesars Entertainment, Inc.*	104,073	7,729
Carrols Restaurant Group, Inc.*	20,287	127
Century Casinos, Inc.*	14,726	94
Cheesecake Factory (The), Inc.	24,395	904
Churchill Downs, Inc.	22,047	4,295
Chuy's Holdings, Inc.*	11,464	304
Cracker Barrel Old Country Store, Inc.	13,770	1,817
Dave & Buster's Entertainment, Inc.	25,722	772
Del Taco Restaurants, Inc.*	16,983	154
Denny's Corp.*	36,254	532
Dine Brands Global, Inc.	8,915	517
El Pollo Loco Holdings, Inc.*	10,118	183
Everi Holdings, Inc.*	48,036	663
Fiesta Restaurant Group, Inc.*	10,253	117
GAN Ltd.*	14,130	287
Golden Entertainment, Inc.*	9,614	191
Hilton Grand Vacations, Inc.*	49,518	1,552
International Game Technology PLC	57,614	976
Jack in the Box, Inc.	13,155	1,221
Kura Sushi U.S.A., Inc., Class A*	1,478	29
Lindblad Expeditions Holdings, Inc.*	14,703	252
Marriott Vacations Worldwide Corp.	23,500	3,225
Monarch Casino & Resort, Inc.*	7,214	442
Nathan's Famous, Inc.	1,596	88
Noodles & Co.*	17,837	141
Papa John's International, Inc.	18,990	1,611
Penn National Gaming, Inc.*	90,000	7,773
PlayAGS, Inc.*	15,726	113
RCI Hospitality Holdings, Inc.	4,998	197

EQUITY INDEX FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Hotels, Restaurants & Leisure – 3.6%continued
Red Robin Gourmet Burgers, Inc.*	8,315	$160
Red Rock Resorts, Inc., Class A	38,541	965
Ruth's Hospitality Group, Inc.	18,924	336
Scientific Games Corp.*	33,157	1,376
SeaWorld Entertainment, Inc.*	29,857	943
Shake Shack, Inc., Class A*	20,405	1,730
Target Hospitality Corp.*	17,409	27
Texas Roadhouse, Inc.	37,739	2,950
Wingstop, Inc.	17,195	2,279
		53,079
Household Durables – 2.0%
Beazer Homes U.S.A., Inc.*	16,879	256
Casper Sleep, Inc.*	15,307	94
Cavco Industries, Inc.*	5,328	935
Century Communities, Inc.*	17,136	750
Ethan Allen Interiors, Inc.	13,189	267
GoPro, Inc., Class A*	70,361	583
Green Brick Partners, Inc.*	13,868	318
Hamilton Beach Brands Holding Co., Class A	4,214	74
Helen of Troy Ltd.*	14,670	3,259
Hooker Furniture Corp.	6,656	215
Installed Building Products, Inc.*	13,256	1,351
iRobot Corp.*	16,000	1,285
KB Home	51,161	1,715
La-Z-Boy, Inc.	25,243	1,006
Legacy Housing Corp.*	4,741	72
LGI Homes, Inc.*	12,914	1,367
Lifetime Brands, Inc.	6,357	97
Lovesac (The) Co.*	5,687	245
M/I Homes, Inc.*	16,308	722
MDC Holdings, Inc.	29,926	1,454
Meritage Homes Corp.*	21,532	1,783
Purple Innovation, Inc.*	9,438	311
Skyline Champion Corp.*	30,485	943
Sonos, Inc.*	46,683	1,092
Taylor Morrison Home Corp.*	73,156	1,876
TopBuild Corp.*	19,190	3,532
TRI Pointe Group, Inc.*	71,764	1,238
Tupperware Brands Corp.*	28,453	922
Turtle Beach Corp.*	7,690	166
Universal Electronics, Inc.*	7,983	419
VOXX International Corp.*	11,403	145
		28,492
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Household Products – 0.2%
Central Garden & Pet Co.*	5,601	$216
Central Garden & Pet Co., Class A*	22,965	834
Oil-Dri Corp. of America	3,033	104
WD-40 Co.	7,899	2,099
		3,253
Independent Power & Renewable Electricity Producers – 0.6%
Atlantic Power Corp.*	51,618	109
Brookfield Renewable Corp., Class A	59,466	3,465
Clearway Energy, Inc., Class A	19,435	574
Clearway Energy, Inc., Class C	46,886	1,497
Ormat Technologies, Inc.	23,219	2,096
Sunnova Energy International, Inc.*	30,810	1,391
		9,132
Industrial Conglomerates – 0.0%
Raven Industries, Inc.	20,482	678
Insurance – 2.1%
Ambac Financial Group, Inc.*	25,867	398
American Equity Investment Life Holding Co.	52,492	1,452
AMERISAFE, Inc.	11,191	643
Argo Group International Holdings Ltd.	18,663	816
BRP Group, Inc., Class A*	24,622	738
Citizens, Inc.*	28,167	161
CNO Financial Group, Inc.	79,314	1,763
Crawford & Co., Class A	8,545	63
Donegal Group, Inc., Class A	6,033	85
eHealth, Inc.*	14,791	1,044
Employers Holdings, Inc.	16,687	537
Enstar Group Ltd.*	6,972	1,429
FBL Financial Group, Inc., Class A	5,683	298
FedNat Holding Co.	7,477	44
Genworth Financial, Inc., Class A*	292,757	1,107
Goosehead Insurance, Inc., Class A	7,532	940
Greenlight Capital Re Ltd., Class A*	16,067	117
HCI Group, Inc.	3,472	182
Heritage Insurance Holdings, Inc.	15,109	153
Horace Mann Educators Corp.	24,123	1,014
Independence Holding Co.	2,904	119
Investors Title Co.	711	109
James River Group Holdings Ltd.	17,424	856
Kinsale Capital Group, Inc.	12,264	2,454
MBIA, Inc.*	30,939	204
National General Holdings Corp.	39,557	1,352

NORTHERN FUNDS QUARTERLY REPORT     85    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Insurance – 2.1%continued
National Western Life Group, Inc., Class A	1,467	$303
NI Holdings, Inc.*	5,597	92
Palomar Holdings, Inc.*	11,751	1,044
ProAssurance Corp.	31,014	552
ProSight Global, Inc.*	5,061	65
Protective Insurance Corp., Class B	4,905	67
RLI Corp.	22,963	2,392
Safety Insurance Group, Inc.	8,375	652
Selective Insurance Group, Inc.	34,291	2,297
Selectquote, Inc.*	18,494	384
State Auto Financial Corp.	10,238	182
Stewart Information Services Corp.	15,251	738
Third Point Reinsurance Ltd.*	46,050	438
Tiptree, Inc.	14,967	75
Trean Insurance Group, Inc.*	6,968	91
Trupanion, Inc.*	17,244	2,064
United Fire Group, Inc.	11,957	300
United Insurance Holdings Corp.	11,596	66
Universal Insurance Holdings, Inc.	15,973	241
Vericity, Inc.*	1,395	14
Watford Holdings Ltd.*	10,119	350
		30,485
Interactive Media & Services – 0.4%
Cargurus, Inc.*	50,149	1,591
Cars.com, Inc.*	39,698	449
DHI Group, Inc.*	29,635	66
Eventbrite, Inc., Class A*	36,251	656
EverQuote, Inc., Class A*	8,020	299
Liberty TripAdvisor Holdings, Inc., Class A*	40,526	176
MediaAlpha, Inc., Class A*	6,157	240
QuinStreet, Inc.*	27,050	580
TrueCar, Inc.*	63,006	265
Yelp, Inc.*	41,048	1,341
		5,663
Internet & Direct Marketing Retail – 0.8%
1-800-Flowers.com, Inc., Class A*	14,367	374
CarParts.com, Inc.*	19,359	240
Duluth Holdings, Inc., Class B*	6,331	67
Groupon, Inc.*	13,482	512
Lands' End, Inc.*	7,281	157
Liquidity Services, Inc.*	15,514	247
Magnite, Inc.*	62,304	1,913
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Internet & Direct Marketing Retail – 0.8%continued
Overstock.com, Inc.*	24,748	$1,187
PetMed Express, Inc.	11,442	367
Quotient Technology, Inc.*	49,086	462
RealReal (The), Inc.*	36,490	713
Shutterstock, Inc.	12,712	911
Stamps.com, Inc.*	9,864	1,935
Stitch Fix, Inc., Class A*	34,887	2,049
Waitr Holdings, Inc.*	48,598	135
		11,269
IT Services – 1.9%
Brightcove, Inc.*	22,965	423
Cardtronics PLC, Class A*	21,264	751
Cass Information Systems, Inc.	8,534	332
Conduent, Inc.*	94,186	452
CSG Systems International, Inc.	19,032	858
Endurance International Group Holdings, Inc.*	39,141	370
EVERTEC, Inc.	34,919	1,373
Evo Payments, Inc., Class A*	23,930	646
ExlService Holdings, Inc.*	19,018	1,619
GreenSky, Inc., Class A*	35,464	164
Grid Dynamics Holdings, Inc.*	15,603	197
GTT Communications, Inc.*	18,151	65
Hackett Group (The), Inc.	14,762	212
I3 Verticals, Inc., Class A*	10,674	354
Information Services Group, Inc.*	18,189	60
International Money Express, Inc.*	16,412	255
KBR, Inc.	82,617	2,555
Limelight Networks, Inc.*	68,127	272
LiveRamp Holdings, Inc.*	37,238	2,725
ManTech International Corp., Class A	15,757	1,401
MAXIMUS, Inc.	35,427	2,593
Megalith Financial Acquisition Corp., Class A*	2,517	35
MoneyGram International, Inc.*	35,471	194
NIC, Inc.	38,384	991
Paysign, Inc.*	17,572	82
Perficient, Inc.*	18,995	905
Perspecta, Inc.	80,794	1,946
PFSweb, Inc.*	8,026	54
Priority Technology Holdings, Inc.*	6,494	46
Rackspace Technology, Inc.*	19,597	374
Repay Holdings Corp.*	35,525	968
ServiceSource International, Inc.*	49,706	87

EQUITY INDEX FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
IT Services – 1.9%continued
StarTek, Inc.*	8,886	$67
Sykes Enterprises, Inc.*	22,443	845
TTEC Holdings, Inc.	10,627	775
Tucows, Inc., Class A*	5,455	403
Unisys Corp.*	36,590	720
Verra Mobility Corp.*	78,057	1,048
Virtusa Corp.*	16,799	859
		28,076
Leisure Products – 0.7%
Acushnet Holdings Corp.	19,961	809
American Outdoor Brands, Inc.*	7,893	134
Callaway Golf Co.	54,176	1,301
Clarus Corp.	13,511	208
Escalade, Inc.	5,997	127
Johnson Outdoors, Inc., Class A	2,987	336
Malibu Boats, Inc., Class A*	11,865	741
Marine Products Corp.	4,159	61
MasterCraft Boat Holdings, Inc.*	11,021	274
Nautilus, Inc.*	16,949	307
Smith & Wesson Brands, Inc.	31,575	561
Sturm Ruger & Co., Inc.	9,891	644
Vista Outdoor, Inc.*	33,973	807
YETI Holdings, Inc.*	46,370	3,175
		9,485
Life Sciences Tools & Services – 0.9%
Champions Oncology, Inc.*	4,137	45
ChromaDex Corp.*	22,883	110
Codexis, Inc.*	31,893	696
Fluidigm Corp.*	41,630	250
Harvard Bioscience, Inc.*	21,574	93
Luminex Corp.	24,819	574
Medpace Holdings, Inc.*	15,872	2,209
NanoString Technologies, Inc.*	25,513	1,706
NeoGenomics, Inc.*	60,597	3,263
Pacific Biosciences of California, Inc.*	102,087	2,648
Personalis, Inc.*	14,013	513
Quanterix Corp.*	12,291	571
		12,678
Machinery – 3.6%
Alamo Group, Inc.	5,690	785
Albany International Corp., Class A	17,848	1,310
Altra Industrial Motion Corp.	37,399	2,073
Astec Industries, Inc.	13,077	757
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Machinery – 3.6%continued
Barnes Group, Inc.	27,244	$1,381
Blue Bird Corp.*	9,133	167
Chart Industries, Inc.*	20,946	2,467
CIRCOR International, Inc.*	11,749	452
Columbus McKinnon Corp.	13,288	511
Douglas Dynamics, Inc.	13,251	567
Eastern (The) Co.	3,233	78
Energy Recovery, Inc.*	23,495	320
Enerpac Tool Group Corp.	31,555	713
EnPro Industries, Inc.	11,979	905
ESCO Technologies, Inc.	14,852	1,533
Evoqua Water Technologies Corp.*	52,971	1,429
ExOne (The) Co.*	6,389	61
Federal Signal Corp.	34,603	1,148
Franklin Electric Co., Inc.	26,689	1,847
Gencor Industries, Inc.*	5,124	63
Gorman-Rupp (The) Co.	9,575	311
Graham Corp.	6,074	92
Greenbrier (The) Cos., Inc.	18,857	686
Helios Technologies, Inc.	18,025	960
Hillenbrand, Inc.	42,884	1,707
Hurco Cos., Inc.	3,820	115
Hyster-Yale Materials Handling, Inc.	5,759	343
John Bean Technologies Corp.	18,166	2,069
Kadant, Inc.	6,461	911
Kennametal, Inc.	48,161	1,745
L.B. Foster Co., Class A*	5,863	88
Lindsay Corp.	6,330	813
Luxfer Holdings PLC	16,295	268
Lydall, Inc.*	9,646	290
Manitowoc (The) Co., Inc.*	19,940	265
Mayville Engineering Co., Inc.*	4,554	61
Meritor, Inc.*	40,379	1,127
Miller Industries, Inc.	6,477	246
Mueller Industries, Inc.	32,273	1,133
Mueller Water Products, Inc., Class A	90,907	1,125
Navistar International Corp.*	28,969	1,273
NN, Inc.*	25,577	168
Omega Flex, Inc.	1,698	248
Park-Ohio Holdings Corp.	4,686	145
Proto Labs, Inc.*	15,513	2,380
RBC Bearings, Inc.*	14,298	2,560
REV Group, Inc.	16,431	145
Rexnord Corp.	69,120	2,729

NORTHERN FUNDS QUARTERLY REPORT     87    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Machinery – 3.6%continued
Shyft Group (The), Inc.	19,896	$565
SPX Corp.*	24,924	1,359
SPX FLOW, Inc.*	24,683	1,431
Standex International Corp.	7,113	551
Tennant Co.	10,271	721
Terex Corp.	38,369	1,339
TriMas Corp.*	23,089	731
Wabash National Corp.	30,169	520
Watts Water Technologies, Inc., Class A	15,889	1,934
Welbilt, Inc.*	76,217	1,006
		52,727
Marine – 0.2%
Costamare, Inc.	29,573	245
Eagle Bulk Shipping, Inc.*	3,578	68
Genco Shipping & Trading Ltd.	9,745	72
Matson, Inc.	24,904	1,419
Pangaea Logistics Solutions Ltd.*	6,049	17
Safe Bulkers, Inc.*	29,451	38
Scorpio Bulkers, Inc.	4,925	83
SEACOR Holdings, Inc.*	10,999	456
		2,398
Media – 0.8%
AMC Networks, Inc., Class A*	16,117	576
Boston Omaha Corp., Class A*	6,986	193
Cardlytics, Inc.*	15,071	2,152
comScore, Inc.*	33,330	83
Daily Journal Corp.*	644	260
Emerald Holding, Inc.	13,012	70
Entercom Communications Corp., Class A	70,680	175
Entravision Communications Corp., Class A	34,384	95
EW Scripps (The) Co., Class A	32,886	503
Fluent, Inc.*	26,165	139
Gannett Co., Inc.*	76,261	256
Gray Television, Inc.*	50,467	903
Hemisphere Media Group, Inc.*	8,588	89
iHeartMedia, Inc., Class A*	34,265	445
Loral Space & Communications, Inc.	7,569	159
Meredith Corp.	22,560	433
MSG Networks, Inc., Class A*	16,449	242
National CineMedia, Inc.	34,082	127
Saga Communications, Inc., Class A	2,271	54
Scholastic Corp.	16,717	418
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Media – 0.8%continued
Sinclair Broadcast Group, Inc., Class A	25,663	$817
TechTarget, Inc.*	13,585	803
TEGNA, Inc.	127,372	1,777
Tribune Publishing Co.	9,256	127
WideOpenWest, Inc.*	29,951	320
		11,216
Metals & Mining – 1.7%
Alcoa Corp.*	108,605	2,503
Allegheny Technologies, Inc.*	73,104	1,226
Arconic Corp.*	57,686	1,719
Caledonia Mining Corp. PLC	6,364	101
Carpenter Technology Corp.	27,013	787
Century Aluminum Co.*	29,581	326
Cleveland-Cliffs, Inc.	229,497	3,341
Coeur Mining, Inc.*	140,443	1,454
Commercial Metals Co.	69,017	1,418
Compass Minerals International, Inc.	19,781	1,221
Ferroglobe Representation & Warranty Insurance Trust(1) *	38,340	—
Fortitude Gold Corp.*	10,910	11
Gatos Silver, Inc.*	13,713	179
Gold Resource Corp.	38,186	111
Haynes International, Inc.	6,893	164
Hecla Mining Co.	302,662	1,961
Kaiser Aluminum Corp.	9,179	908
Materion Corp.	11,893	758
Novagold Resources, Inc.*	137,910	1,334
Olympic Steel, Inc.	5,295	70
Ryerson Holding Corp.*	9,285	127
Schnitzer Steel Industries, Inc., Class A	14,802	472
SunCoke Energy, Inc.	47,288	206
TimkenSteel Corp.*	27,297	127
United States Steel Corp.	127,330	2,135
Warrior Met Coal, Inc.	29,632	632
Worthington Industries, Inc.	21,206	1,089
		24,380
Mortgage Real Estate Investment Trusts – 1.2%
Anworth Mortgage Asset Corp.	56,397	153
Apollo Commercial Real Estate Finance, Inc.	79,745	891
Arbor Realty Trust, Inc.	65,888	934
Ares Commercial Real Estate Corp.	18,086	215
Arlington Asset Investment Corp., Class A*	20,678	78

EQUITY INDEX FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Mortgage Real Estate Investment Trusts – 1.2%continued
ARMOUR Residential REIT, Inc.	36,475	$394
Blackstone Mortgage Trust, Inc., Class A	78,934	2,173
Broadmark Realty Capital, Inc.	75,099	766
Capstead Mortgage Corp.	56,662	329
Cherry Hill Mortgage Investment Corp.	7,946	73
Chimera Investment Corp.	111,837	1,146
Colony Credit Real Estate, Inc.	48,139	361
Dynex Capital, Inc.	12,663	225
Ellington Financial, Inc.	23,895	355
Ellington Residential Mortgage REIT	5,165	67
Granite Point Mortgage Trust, Inc.	30,932	309
Great Ajax Corp.	11,772	123
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42,510	2,696
Invesco Mortgage Capital, Inc.	105,862	358
KKR Real Estate Finance Trust, Inc.	16,336	293
Ladder Capital Corp.	61,774	604
MFA Financial, Inc.	264,930	1,031
New York Mortgage Trust, Inc.	217,807	804
Orchid Island Capital, Inc.	38,008	198
PennyMac Mortgage Investment Trust	57,603	1,013
Ready Capital Corp.	24,541	306
Redwood Trust, Inc.	65,839	578
TPG RE Finance Trust, Inc.	34,281	364
Two Harbors Investment Corp.	159,739	1,018
Western Asset Mortgage Capital Corp.	30,450	99
		17,954
Multiline Retail – 0.2%
Big Lots, Inc.	22,743	976
Dillard's, Inc., Class A	4,312	272
Macy's, Inc.	180,941	2,036
		3,284
Multi-Utilities – 0.4%
Avista Corp.	39,647	1,592
Black Hills Corp.	36,452	2,240
NorthWestern Corp.	29,379	1,713
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Unitil Corp.	8,226	364
		5,909
Oil, Gas & Consumable Fuels – 1.4%
Adams Resources & Energy, Inc.	1,205	29
Antero Resources Corp.*	142,268	775
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Oil, Gas & Consumable Fuels – 1.4%continued
Arch Resources, Inc.	8,694	$381
Ardmore Shipping Corp.	17,774	58
Berry Corp.	39,082	144
Bonanza Creek Energy, Inc.*	11,091	214
Brigham Minerals, Inc., Class A	23,858	262
Clean Energy Fuels Corp.*	76,116	598
CNX Resources Corp.*	129,058	1,394
Comstock Resources, Inc.*	14,110	62
CONSOL Energy, Inc.*	17,315	125
Contango Oil & Gas Co.*	50,744	116
CVR Energy, Inc.	16,967	253
Delek U.S. Holdings, Inc.	36,616	589
DHT Holdings, Inc.	63,812	334
Diamond S Shipping, Inc.*	15,752	105
Dorian LPG Ltd.*	21,914	267
Earthstone Energy, Inc., Class A*	14,084	75
Energy Fuels, Inc.*	75,893	323
Evolution Petroleum Corp.	14,092	40
Falcon Minerals Corp.	22,962	72
Frontline Ltd.	69,186	430
Golar LNG Ltd.*	52,815	509
Goodrich Petroleum Corp.*	5,580	56
Green Plains, Inc.*	19,878	262
International Seaways, Inc.	14,685	240
Kosmos Energy Ltd.	238,725	561
Magnolia Oil & Gas Corp., Class A*	72,002	508
Matador Resources Co.*	63,531	766
NACCO Industries, Inc., Class A	2,336	62
NextDecade Corp.*	14,833	31
Nordic American Tankers Ltd.	82,376	243
Overseas Shipholding Group, Inc., Class A*	37,401	80
Ovintiv, Inc.	151,855	2,181
Par Pacific Holdings, Inc.*	22,633	317
PBF Energy, Inc., Class A	56,743	403
PDC Energy, Inc.*	57,554	1,182
Peabody Energy Corp.*	37,457	90
Penn Virginia Corp.*	7,907	80
PrimeEnergy Resources Corp.*	304	13
Range Resources Corp.*	124,154	832
Renewable Energy Group, Inc.*	22,166	1,570
REX American Resources Corp.*	3,264	240
Scorpio Tankers, Inc.	29,208	327
SFL Corp. Ltd.	56,054	352

NORTHERN FUNDS QUARTERLY REPORT     89    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Oil, Gas & Consumable Fuels – 1.4%continued
SM Energy Co.	63,169	$387
Southwestern Energy Co.*	370,231	1,103
Talos Energy, Inc.*	6,105	50
Tellurian, Inc.*	102,884	132
Uranium Energy Corp.*	105,873	186
W&T Offshore, Inc.*	53,168	115
Whiting Petroleum Corp.*	717	18
World Fuel Services Corp.	36,438	1,135
		20,677
Paper & Forest Products – 0.4%
Clearwater Paper Corp.*	9,271	350
Domtar Corp.	31,948	1,011
Glatfelter Corp.	25,845	423
Louisiana-Pacific Corp.	63,025	2,343
Neenah, Inc.	9,843	545
Schweitzer-Mauduit International, Inc.	17,978	723
Verso Corp., Class A	18,003	216
		5,611
Personal Products – 0.4%
BellRing Brands, Inc., Class A*	23,318	567
Edgewell Personal Care Co.	31,586	1,092
elf Beauty, Inc.*	26,196	660
Inter Parfums, Inc.	10,314	624
Lifevantage Corp.*	7,614	71
Medifast, Inc.	6,548	1,286
Nature's Sunshine Products, Inc.*	5,797	87
Revlon, Inc., Class A*	3,467	41
USANA Health Sciences, Inc.*	6,790	523
Veru, Inc.*	31,084	269
		5,220
Pharmaceuticals – 1.5%
AcelRx Pharmaceuticals, Inc.*	45,950	57
Aerie Pharmaceuticals, Inc.*	20,939	283
Agile Therapeutics, Inc.*	38,788	111
Amneal Pharmaceuticals, Inc.*	56,672	259
Amphastar Pharmaceuticals, Inc.*	21,182	426
ANI Pharmaceuticals, Inc.*	5,496	160
Aquestive Therapeutics, Inc.*	11,340	61
Arvinas, Inc.*	19,992	1,698
Atea Pharmaceuticals, Inc.*	8,486	355
Athira Pharma, Inc.*	7,467	256
Avenue Therapeutics, Inc.*	3,845	23
Axsome Therapeutics, Inc.*	16,099	1,312
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Pharmaceuticals – 1.5%continued
Aytu BioScience, Inc.*	1,290	$8
BioDelivery Sciences International, Inc.*	50,762	213
Cara Therapeutics, Inc.*	23,515	356
Cassava Sciences, Inc.*	19,423	132
Cerecor, Inc.*	22,208	59
Chiasma, Inc.*	28,312	123
Collegium Pharmaceutical, Inc.*	19,623	393
Corcept Therapeutics, Inc.*	55,743	1,458
CorMedix, Inc.*	18,483	137
Cymabay Therapeutics, Inc.*	40,090	230
Durect Corp.*	113,217	234
Eloxx Pharmaceuticals, Inc.*	15,305	61
Endo International PLC*	130,534	937
Eton Pharmaceuticals, Inc.*	8,409	68
Evofem Biosciences, Inc.*	45,341	109
Evolus, Inc.*	13,639	46
Fulcrum Therapeutics, Inc.*	8,709	102
Graybug Vision, Inc.*	3,931	114
Harmony Biosciences Holdings, Inc.*	3,783	137
Harrow Health, Inc.*	12,817	88
IMARA, Inc.*	4,522	100
Innoviva, Inc.*	37,837	469
Intra-Cellular Therapies, Inc.*	38,023	1,209
Kala Pharmaceuticals, Inc.*	22,632	153
Kaleido Biosciences, Inc.*	6,696	61
Lannett Co., Inc.*	18,521	121
Liquidia Technologies, Inc.*	14,989	44
Lyra Therapeutics, Inc.*	2,339	27
Marinus Pharmaceuticals, Inc.*	14,047	171
NGM Biopharmaceuticals, Inc.*	14,005	424
Ocular Therapeutix, Inc.*	39,699	822
Odonate Therapeutics, Inc.*	9,440	181
Omeros Corp.*	34,975	500
Optinose, Inc.*	21,633	90
Osmotica Pharmaceuticals PLC*	6,916	28
Pacira BioSciences, Inc.*	24,392	1,460
Paratek Pharmaceuticals, Inc.*	26,001	163
Phathom Pharmaceuticals, Inc.*	6,356	211
Phibro Animal Health Corp., Class A	11,575	225
Pliant Therapeutics, Inc.*	6,065	138
Prestige Consumer Healthcare, Inc.*	29,219	1,019
Provention Bio, Inc.*	26,963	457
Recro Pharma, Inc.*	12,106	34

EQUITY INDEX FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Pharmaceuticals – 1.5%continued
Relmada Therapeutics, Inc.*	8,459	$271
Revance Therapeutics, Inc.*	36,610	1,038
Satsuma Pharmaceuticals, Inc.*	5,256	24
scPharmaceuticals, Inc.*	3,053	16
SIGA Technologies, Inc.*	32,412	236
Strongbridge Biopharma PLC*	19,026	46
Supernus Pharmaceuticals, Inc.*	28,566	719
Tarsus Pharmaceuticals, Inc.*	3,602	149
TherapeuticsMD, Inc.*	140,073	169
Theravance Biopharma, Inc.*	27,171	483
Tricida, Inc.*	16,156	114
Verrica Pharmaceuticals, Inc.*	7,422	85
VYNE Therapeutics, Inc.*	79,032	125
WaVe Life Sciences Ltd.*	19,506	153
Xeris Pharmaceuticals, Inc.*	25,567	126
Zogenix, Inc.*	32,440	648
		22,515
Professional Services – 1.2%
Acacia Research Corp.*	26,114	103
Akerna Corp.*	5,042	16
ASGN, Inc.*	29,525	2,466
Barrett Business Services, Inc.	4,272	292
BG Staffing, Inc.	5,083	69
CBIZ, Inc.*	29,810	793
CRA International, Inc.	4,267	217
Exponent, Inc.	29,761	2,680
Forrester Research, Inc.*	6,174	259
Franklin Covey Co.*	7,142	159
GP Strategies Corp.*	7,339	87
Heidrick & Struggles International, Inc.	11,371	334
Huron Consulting Group, Inc.*	13,267	782
ICF International, Inc.	10,619	789
Insperity, Inc.	20,669	1,683
Kelly Services, Inc., Class A	19,610	403
Kforce, Inc.	11,468	483
Korn Ferry	31,055	1,351
Mastech Digital, Inc.*	2,254	36
Mistras Group, Inc.*	10,210	79
Red Violet, Inc.*	3,693	97
Resources Connection, Inc.	17,114	215
TriNet Group, Inc.*	23,875	1,924
TrueBlue, Inc.*	20,476	383
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Professional Services – 1.2%continued
Upwork, Inc.*	54,121	$1,868
Willdan Group, Inc.*	5,808	242
		17,810
Real Estate Management & Development – 0.8%
Altisource Portfolio Solutions S.A.*	2,248	29
American Realty Investors, Inc.*	1,627	18
Cushman & Wakefield PLC*	64,561	957
eXp World Holdings, Inc.*	14,332	905
Fathom Holdings, Inc.*	3,089	111
Forestar Group, Inc.*	9,389	189
FRP Holdings, Inc.*	3,968	181
Indus Realty Trust, Inc.*	1,809	113
Kennedy-Wilson Holdings, Inc.	68,646	1,228
Marcus & Millichap, Inc.*	13,561	505
Maui Land & Pineapple Co., Inc.*	3,569	41
Newmark Group, Inc., Class A	81,725	596
Rafael Holdings, Inc., Class B*	5,095	119
RE/MAX Holdings, Inc., Class A	10,159	369
Realogy Holdings Corp.*	66,768	876
Redfin Corp.*	57,576	3,951
RMR Group (The), Inc., Class A	8,675	335
St. Joe (The) Co.	18,946	804
Stratus Properties, Inc.*	3,302	84
Tejon Ranch Co.*	12,428	180
Transcontinental Realty Investors, Inc.*	612	15
		11,606
Road & Rail – 0.5%
ArcBest Corp.	14,642	625
Avis Budget Group, Inc.*	30,669	1,144
Covenant Logistics Group, Inc.*	7,382	109
Daseke, Inc.*	25,870	150
Heartland Express, Inc.	27,557	499
Marten Transport Ltd.	34,444	594
P.A.M. Transportation Services, Inc.*	1,148	56
Saia, Inc.*	15,221	2,752
U.S. Xpress Enterprises, Inc., Class A*	13,137	90
Universal Logistics Holdings, Inc.	4,732	97
Werner Enterprises, Inc.	35,253	1,383
		7,499
Semiconductors & Semiconductor Equipment – 2.9%
Advanced Energy Industries, Inc.*	22,031	2,136
Alpha & Omega Semiconductor Ltd.*	12,095	286
Ambarella, Inc.*	19,236	1,766

NORTHERN FUNDS QUARTERLY REPORT     91    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Semiconductors & Semiconductor Equipment – 2.9%continued
Amkor Technology, Inc.	58,246	$878
Atomera, Inc.*	9,719	156
Axcelis Technologies, Inc.*	19,517	568
AXT, Inc.*	22,111	212
Brooks Automation, Inc.	42,158	2,860
CEVA, Inc.*	12,602	573
CMC Materials, Inc.	16,847	2,549
Cohu, Inc.	23,901	913
CyberOptics Corp.*	4,018	91
Diodes, Inc.*	24,601	1,734
DSP Group, Inc.*	12,540	208
FormFactor, Inc.*	44,468	1,913
GSI Technology, Inc.*	10,140	75
Ichor Holdings Ltd.*	12,668	382
Impinj, Inc.*	9,691	406
Lattice Semiconductor Corp.*	78,588	3,601
MACOM Technology Solutions Holdings, Inc.*	27,288	1,502
Maxeon Solar Technologies Ltd.*	5,532	157
MaxLinear, Inc.*	39,048	1,491
NeoPhotonics Corp.*	27,542	250
NVE Corp.	2,754	155
Onto Innovation, Inc.*	27,570	1,311
PDF Solutions, Inc.*	16,533	357
Photronics, Inc.*	37,359	417
Pixelworks, Inc.*	21,446	61
Power Integrations, Inc.	34,199	2,800
Rambus, Inc.*	65,938	1,151
Semtech Corp.*	37,473	2,702
Silicon Laboratories, Inc.*	24,986	3,182
SiTime Corp.*	5,328	596
SMART Global Holdings, Inc.*	8,235	310
SunPower Corp.*	44,259	1,135
Synaptics, Inc.*	19,735	1,903
Ultra Clean Holdings, Inc.*	23,127	720
Veeco Instruments, Inc.*	28,852	501
		42,008
Software – 5.8%
8x8, Inc.*	60,431	2,083
A10 Networks, Inc.*	35,205	347
ACI Worldwide, Inc.*	66,449	2,554
Agilysys, Inc.*	11,064	425
Alarm.com Holdings, Inc.*	27,565	2,852
Altair Engineering, Inc., Class A*	24,918	1,450
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Software – 5.8%continued
American Software, Inc., Class A	17,338	$298
Appfolio, Inc., Class A*	9,459	1,703
Appian Corp.*	20,661	3,349
Asure Software, Inc.*	7,621	54
Avaya Holdings Corp.*	48,007	919
Benefitfocus, Inc.*	17,086	247
Blackbaud, Inc.	28,691	1,651
Blackline, Inc.*	29,444	3,927
Bottomline Technologies DE, Inc.*	25,808	1,361
Box, Inc., Class A*	82,324	1,486
Cerence, Inc.*	21,322	2,142
ChannelAdvisor Corp.*	15,686	251
Cloudera, Inc.*	118,905	1,654
CommVault Systems, Inc.*	24,328	1,347
Cornerstone OnDemand, Inc.*	35,209	1,551
Digimarc Corp.*	7,048	333
Digital Turbine, Inc.*	48,671	2,753
Domo, Inc., Class B*	14,971	955
Ebix, Inc.	15,043	571
eGain Corp.*	12,265	145
Envestnet, Inc.*	30,795	2,534
GTY Technology Holdings, Inc.*	26,702	138
Intelligent Systems Corp.*	4,249	170
InterDigital, Inc.	17,875	1,085
J2 Global, Inc.*	25,005	2,443
LivePerson, Inc.*	35,790	2,227
MicroStrategy, Inc., Class A*	4,228	1,643
Mimecast Ltd.*	33,222	1,888
Mitek Systems, Inc.*	23,569	419
Model N, Inc.*	19,935	711
OneSpan, Inc.*	19,116	395
Park City Group, Inc.*	6,982	33
Ping Identity Holding Corp.*	21,249	609
Progress Software Corp.	26,129	1,181
PROS Holdings, Inc.*	22,939	1,165
Q2 Holdings, Inc.*	29,159	3,689
QAD, Inc., Class A	6,702	423
Qualys, Inc.*	19,745	2,406
Rapid7, Inc.*	30,003	2,705
Rimini Street, Inc.*	12,907	57
Sailpoint Technologies Holdings, Inc.*	51,076	2,719
Sapiens International Corp. N.V.	16,131	494
SeaChange International, Inc.*	17,194	24
SecureWorks Corp., Class A*	4,725	67

EQUITY INDEX FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Software – 5.8%continued
ShotSpotter, Inc.*	4,630	$175
Smith Micro Software, Inc.*	19,081	103
Sprout Social, Inc., Class A*	15,832	719
SPS Commerce, Inc.*	20,369	2,212
Sumo Logic, Inc.*	8,385	240
SVMK, Inc.*	70,347	1,797
Synchronoss Technologies, Inc.*	22,682	107
Telenav, Inc.*	19,272	91
Tenable Holdings, Inc.*	40,627	2,123
Upland Software, Inc.*	15,135	695
Varonis Systems, Inc.*	18,084	2,959
Verint Systems, Inc.*	37,620	2,527
Veritone, Inc.*	13,119	373
VirnetX Holding Corp.	37,011	187
Workiva, Inc.*	22,721	2,082
Xperi Holding Corp.	60,438	1,263
Yext, Inc.*	58,737	923
Zix Corp.*	32,312	279
Zuora, Inc., Class A*	57,476	801
		85,289
Specialty Retail – 2.6%
Aaron's (The) Co., Inc.*	19,555	371
Abercrombie & Fitch Co., Class A	36,205	737
Academy Sports & Outdoors, Inc.*	9,626	200
American Eagle Outfitters, Inc.	87,461	1,755
America's Car-Mart, Inc.*	3,676	404
Asbury Automotive Group, Inc.*	11,153	1,625
At Home Group, Inc.*	31,053	480
Bed Bath & Beyond, Inc.	73,913	1,313
Boot Barn Holdings, Inc.*	16,774	727
Buckle (The), Inc.	17,264	504
Caleres, Inc.	20,241	317
Camping World Holdings, Inc., Class A	19,252	501
Cato (The) Corp., Class A	12,441	119
Chico's FAS, Inc.	71,503	114
Children's Place (The), Inc.*	8,032	402
Citi Trends, Inc.	5,466	272
Conn's, Inc.*	10,420	122
Container Store Group (The), Inc.*	12,017	115
Designer Brands, Inc., Class A	35,573	272
Envela Corp.*	4,535	24
Express, Inc.*	38,462	35
GameStop Corp., Class A*	32,745	617
Genesco, Inc.*	8,221	247
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Specialty Retail – 2.6%continued
Group 1 Automotive, Inc.	10,073	$1,321
GrowGeneration Corp.*	21,034	846
Guess?, Inc.	22,400	507
Haverty Furniture Cos., Inc.	9,901	274
Hibbett Sports, Inc.*	9,719	449
Lithia Motors, Inc., Class A	14,978	4,384
Lumber Liquidators Holdings, Inc.*	16,653	512
MarineMax, Inc.*	11,923	418
Michaels (The) Cos., Inc.*	43,970	572
Monro, Inc.	19,262	1,027
Murphy U.S.A., Inc.	15,477	2,025
National Vision Holdings, Inc.*	46,674	2,114
ODP (The) Corp.	30,618	897
OneWater Marine, Inc., Class A*	4,685	136
Rent-A-Center, Inc.	28,060	1,074
RH*	9,077	4,062
Sally Beauty Holdings, Inc.*	65,821	858
Shoe Carnival, Inc.	5,499	215
Signet Jewelers Ltd.	30,567	834
Sleep Number Corp.*	15,801	1,293
Sonic Automotive, Inc., Class A	13,826	533
Sportsman's Warehouse Holdings, Inc.*	24,934	438
Tilly's, Inc., Class A	12,267	100
Urban Outfitters, Inc.*	40,219	1,030
Winmark Corp.	1,684	313
Zumiez, Inc.*	11,974	440
		37,945
Technology Hardware, Storage & Peripherals – 0.2%
3D Systems Corp.*	70,066	734
Avid Technology, Inc.*	18,247	290
Corsair Gaming, Inc.*	8,744	317
Diebold Nixdorf, Inc.*	40,002	427
Eastman Kodak Co.*	8,634	70
Immersion Corp.*	9,861	111
Intevac, Inc.*	13,200	95
Quantum Corp.*	16,667	102
Super Micro Computer, Inc.*	25,976	822
		2,968
Textiles, Apparel & Luxury Goods – 0.9%
Crocs, Inc.*	38,721	2,426
Deckers Outdoor Corp.*	16,123	4,624
Fossil Group, Inc.*	27,330	237
G-III Apparel Group Ltd.*	25,316	601

NORTHERN FUNDS QUARTERLY REPORT     93    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Textiles, Apparel & Luxury Goods – 0.9%continued
Kontoor Brands, Inc.	30,152	$1,223
Lakeland Industries, Inc.*	4,390	120
Movado Group, Inc.*	9,319	155
Oxford Industries, Inc.	9,148	599
Rocky Brands, Inc.	4,067	114
Steven Madden Ltd.	47,796	1,688
Superior Group of Cos., Inc.	6,080	141
Unifi, Inc.*	7,526	134
Vera Bradley, Inc.*	10,613	84
Wolverine World Wide, Inc.	46,308	1,447
		13,593
Thrifts & Mortgage Finance – 1.7%
Axos Financial, Inc.*	32,516	1,220
Bogota Financial Corp.*	3,267	29
Bridgewater Bancshares, Inc.(2) *	12,673	158
Capitol Federal Financial, Inc.	74,877	936
Columbia Financial, Inc.*	28,005	436
ESSA Bancorp, Inc.	5,674	85
Essent Group Ltd.	64,007	2,765
Federal Agricultural Mortgage Corp., Class C	5,249	390
Flagstar Bancorp, Inc.	27,687	1,129
FS Bancorp, Inc.	2,153	118
Greene County Bancorp, Inc.	1,789	46
Hingham Institution For Savings (The)	829	179
Home Bancorp, Inc.	4,398	123
HomeStreet, Inc.	11,962	404
Kearny Financial Corp.	45,793	484
Luther Burbank Corp.	11,377	111
Merchants Bancorp	5,299	146
Meridian Bancorp, Inc.	25,619	382
Meta Financial Group, Inc.	19,456	711
MMA Capital Holdings, Inc.*	2,872	71
Mr Cooper Group, Inc.*	44,398	1,378
NMI Holdings, Inc., Class A*	47,741	1,081
Northfield Bancorp, Inc.	27,814	343
Northwest Bancshares, Inc.	66,103	842
Oconee Federal Financial Corp.	595	15
OP Bancorp	7,271	56
PCSB Financial Corp.	8,668	138
PDL Community Bancorp*	3,691	39
PennyMac Financial Services, Inc.	24,625	1,616
Pioneer Bancorp, Inc.*	7,086	75
Premier Financial Corp.	21,801	501
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Thrifts & Mortgage Finance – 1.7%continued
Provident Bancorp, Inc.	8,726	$105
Provident Financial Holdings, Inc.	3,421	54
Provident Financial Services, Inc.	41,513	746
Prudential Bancorp, Inc.	5,103	71
Radian Group, Inc.	111,131	2,250
Riverview Bancorp, Inc.	11,618	61
Security National Financial Corp., Class A*	5,475	46
Southern Missouri Bancorp, Inc.	4,345	132
Standard AVB Financial Corp.	2,200	72
Sterling Bancorp, Inc.	9,921	45
Territorial Bancorp, Inc.	4,551	109
Timberland Bancorp, Inc.	4,670	113
TrustCo Bank Corp. NY	54,617	364
Walker & Dunlop, Inc.	16,481	1,517
Washington Federal, Inc.	43,748	1,126
Waterstone Financial, Inc.	13,237	249
Western New England Bancorp, Inc.	13,407	92
WSFS Financial Corp.	29,146	1,308
		24,467
Tobacco – 0.1%
Turning Point Brands, Inc.	6,907	308
Universal Corp.	14,033	682
Vector Group Ltd.	80,891	942
		1,932
Trading Companies & Distributors – 1.5%
Alta Equipment Group, Inc.*	9,696	96
Applied Industrial Technologies, Inc.	22,318	1,741
Beacon Roofing Supply, Inc.*	31,630	1,271
BMC Stock Holdings, Inc.*	39,010	2,094
Boise Cascade Co.	22,789	1,089
CAI International, Inc.	9,406	294
DXP Enterprises, Inc.*	9,273	206
EVI Industries, Inc.*	3,045	91
Foundation Building Materials, Inc.*	11,648	224
GATX Corp.	20,160	1,677
General Finance Corp.*	5,844	50
GMS, Inc.*	24,380	743
H&E Equipment Services, Inc.	18,268	545
Herc Holdings, Inc.*	13,738	912
Lawson Products, Inc.*	2,450	125
MRC Global, Inc.*	45,622	302
Nesco Holdings, Inc.*	7,432	55
NOW, Inc.*	63,146	453

EQUITY INDEX FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Trading Companies & Distributors – 1.5%continued
Rush Enterprises, Inc., Class A	23,658	$980
Rush Enterprises, Inc., Class B	3,682	139
SiteOne Landscape Supply, Inc.*	25,473	4,041
Systemax, Inc.	7,031	252
Textainer Group Holdings Ltd.*	28,106	539
Titan Machinery, Inc.*	10,954	214
Transcat, Inc.*	3,996	139
Triton International Ltd.	35,062	1,701
Veritiv Corp.*	7,343	153
WESCO International, Inc.*	28,423	2,231
Willis Lease Finance Corp.*	1,711	52
		22,409
Water Utilities – 0.4%
American States Water Co.	21,397	1,701
Artesian Resources Corp., Class A	4,679	173
Cadiz, Inc.*	11,353	121
California Water Service Group	28,743	1,553
Consolidated Water Co. Ltd.	8,439	102
Global Water Resources, Inc.	7,754	112
Middlesex Water Co.	9,847	714
Pure Cycle Corp.*	11,213	126
SJW Group	15,289	1,060
York Water (The) Co.	7,709	359
		6,021
Wireless Telecommunication Services – 0.1%
Boingo Wireless, Inc.*	25,110	320
Gogo, Inc.*	32,222	310
Shenandoah Telecommunications Co.	27,961	1,209
Spok Holdings, Inc.	10,067	112
		1,951
Total Common Stocks
(Cost $851,185)		1,434,210

RIGHTS – 0.0%
Biotechnology – 0.0%
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(3) *	5,175	40
		40
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Pharmaceuticals – 0.0%
Aduro Biotech, Inc. (Contingent Value Rights)(1) *	7,413	$—
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(1) *	3,681	—
		—
Total Rights
(Cost $40)		40

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(1) *	1,200	—
Escrow Petrocorp, Inc.(1) *	420	—
Escrow Wright Medical Group N.V.(1) *	74,695	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Inc., Exp. 5/14/25, Strike $7.01*	249	$4
Total Warrants
(Cost $—)		4

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	24,624,485	$24,624
Total Investment Companies
(Cost $24,624)		24,624

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.09%, 1/28/21(6) (7)	$4,260	$4,260
	Total Short-Term Investments
	(Cost $4,260)	4,260

	Total Investments – 100.1%
	(Cost $880,109)	1,463,138
	Liabilities less Other Assets – (0.1%)	(1,659)
	NET ASSETS – 100.0%	$1,461,479

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Restricted security.
(3)	Level 3 asset.

NORTHERN FUNDS QUARTERLY REPORT     95    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued	December 31, 2020 (UNAUDITED)
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2020 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MBIA - Municipal Bonds Insurance Association

PLC - Public Limited Company

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E‐Mini Russell 2000 Index	312	$30,807	Long	3/21	$1,028
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.3%
Consumer Discretionary	13.1
Consumer Staples	3.2
Energy	2.1
Financials	15.4
Health Care	21.1
Industrials	15.3
Information Technology	14.1
Materials	4.2
Real Estate	6.2
Utilities	3.0
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Metals & Mining	$24,369	$11	$—	$24,380
All Other Industries(1)	1,409,830	—	—	1,409,830
Total Common Stocks	1,434,199	11	—	1,434,210
Rights(1)	—	—	40	40
Warrants	4	—	—	4
Investment Companies	24,624	—	—	24,624
Short-Term Investments	—	4,260	—	4,260
Total Investments	$1,458,827	$4,271	$40	$1,463,138
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,028	$—	$—	$1,028

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,226	$218,607	$199,209	$6	$24,624	24,624,485
EQUITY INDEX FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
STOCK INDEX FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4%
Aerospace & Defense – 1.6%
Boeing (The) Co.	173,461	$37,131
General Dynamics Corp. (New York Exchange)	76,171	11,336
Howmet Aerospace, Inc.	126,978	3,624
Huntington Ingalls Industries, Inc.	13,060	2,226
L3Harris Technologies, Inc.	68,792	13,003
Lockheed Martin Corp.	80,474	28,567
Northrop Grumman Corp.	50,701	15,449
Raytheon Technologies Corp.	496,734	35,521
Teledyne Technologies, Inc.*	12,010	4,708
Textron, Inc.	74,238	3,588
TransDigm Group, Inc.*	17,826	11,032
		166,185
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	44,098	4,139
Expeditors International of Washington, Inc.	55,302	5,260
FedEx Corp.	78,987	20,507
United Parcel Service, Inc., Class B	233,747	39,363
		69,269
Airlines – 0.3%
Alaska Air Group, Inc.	40,222	2,092
American Airlines Group, Inc.	200,331	3,159
Delta Air Lines, Inc.	208,143	8,369
Southwest Airlines Co.	192,636	8,979
United Airlines Holdings, Inc.*	95,676	4,138
		26,737
Auto Components – 0.1%
Aptiv PLC	88,337	11,509
BorgWarner, Inc. (New York Exchange)	80,347	3,105
		14,614
Automobiles – 1.9%
Ford Motor Co.	1,278,785	11,241
General Motors Co.	412,043	17,157
Tesla, Inc.*	247,842	174,895
		203,293
Banks – 3.8%
Bank of America Corp.	2,487,703	75,402
Citigroup, Inc.	680,706	41,972
Citizens Financial Group, Inc.	139,198	4,978
Comerica, Inc.	44,883	2,507
Fifth Third Bancorp	233,603	6,440
First Republic Bank	56,625	8,320
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Banks – 3.8%continued
Huntington Bancshares, Inc.	331,366	$4,185
JPMorgan Chase & Co.	996,006	126,563
KeyCorp	318,381	5,225
M&T Bank Corp.	41,898	5,334
People's United Financial, Inc.	136,518	1,765
PNC Financial Services Group (The), Inc.	138,673	20,662
Regions Financial Corp.	313,746	5,058
SVB Financial Group*	16,964	6,579
Truist Financial Corp.	441,251	21,149
U.S. Bancorp	448,718	20,906
Wells Fargo & Co.	1,351,757	40,796
Zions Bancorp N.A.	54,322	2,360
		400,201
Beverages – 1.6%
Brown-Forman Corp., Class B	59,262	4,707
Coca-Cola (The) Co.	1,264,411	69,340
Constellation Brands, Inc., Class A	55,365	12,128
Molson Coors Beverage Co., Class B	60,833	2,749
Monster Beverage Corp.*	121,119	11,201
PepsiCo, Inc.	451,639	66,978
		167,103
Biotechnology – 1.8%
AbbVie, Inc.	577,076	61,834
Alexion Pharmaceuticals, Inc.*	71,547	11,178
Amgen, Inc.	190,232	43,738
Biogen, Inc.*	50,307	12,318
Gilead Sciences, Inc.	409,712	23,870
Incyte Corp.*	60,776	5,286
Regeneron Pharmaceuticals, Inc.*	34,279	16,561
Vertex Pharmaceuticals, Inc.*	84,984	20,085
		194,870
Building Products – 0.4%
A.O. Smith Corp.	44,364	2,432
Allegion PLC	29,945	3,485
Carrier Global Corp.	266,531	10,054
Fortune Brands Home & Security, Inc.	45,053	3,862
Johnson Controls International PLC	237,219	11,052
Masco Corp.	84,965	4,667
Trane Technologies PLC	78,447	11,387
		46,939
Capital Markets – 2.7%
Ameriprise Financial, Inc.	38,562	7,494

NORTHERN FUNDS QUARTERLY REPORT     97    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Capital Markets – 2.7%continued
Bank of New York Mellon (The) Corp.	267,205	$11,340
BlackRock, Inc.	46,333	33,431
Cboe Global Markets, Inc.	35,105	3,269
Charles Schwab (The) Corp.	487,493	25,857
CME Group, Inc.	117,321	21,358
Franklin Resources, Inc.	90,289	2,256
Goldman Sachs Group (The), Inc.	112,494	29,666
Intercontinental Exchange, Inc.	183,390	21,143
Invesco Ltd.	121,354	2,115
MarketAxess Holdings, Inc.	12,381	7,064
Moody's Corp.	52,809	15,327
Morgan Stanley	467,184	32,016
MSCI, Inc.	27,113	12,107
Nasdaq, Inc.	37,289	4,950
Northern Trust Corp.(1)	67,806	6,316
Raymond James Financial, Inc.	40,102	3,837
S&P Global, Inc.	78,619	25,844
State Street Corp.	115,579	8,412
T. Rowe Price Group, Inc.	74,055	11,211
		285,013
Chemicals – 1.8%
Air Products & Chemicals, Inc.	72,258	19,742
Albemarle Corp.	34,681	5,116
Celanese Corp.	38,440	4,995
CF Industries Holdings, Inc.	69,107	2,675
Corteva, Inc.	243,997	9,448
Dow, Inc.	242,941	13,483
DuPont de Nemours, Inc.	240,060	17,071
Eastman Chemical Co.	44,043	4,417
Ecolab, Inc.	81,158	17,559
FMC Corp.	42,265	4,858
International Flavors & Fragrances, Inc.	34,778	3,785
Linde PLC	171,490	45,189
LyondellBasell Industries N.V., Class A	84,373	7,734
Mosaic (The) Co.	111,420	2,564
PPG Industries, Inc.	77,363	11,157
Sherwin-Williams (The) Co.	26,718	19,635
		189,428
Commercial Services & Supplies – 0.4%
Cintas Corp.	28,782	10,173
Copart, Inc.*	67,663	8,610
Republic Services, Inc.	68,432	6,590
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Commercial Services & Supplies – 0.4%continued
Rollins, Inc.	72,605	$2,837
Waste Management, Inc.	127,336	15,017
		43,227
Communications Equipment – 0.8%
Arista Networks, Inc.*	17,851	5,187
Cisco Systems, Inc.	1,380,908	61,796
F5 Networks, Inc.*	19,958	3,511
Juniper Networks, Inc.	106,392	2,395
Motorola Solutions, Inc.	55,501	9,438
		82,327
Construction & Engineering – 0.1%
Jacobs Engineering Group, Inc.	42,078	4,585
Quanta Services, Inc.	44,938	3,236
		7,821
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	20,237	5,747
Vulcan Materials Co.	43,087	6,390
		12,137
Consumer Finance – 0.5%
American Express Co.	213,143	25,771
Capital One Financial Corp.	149,706	14,798
Discover Financial Services	100,355	9,085
Synchrony Financial	177,830	6,173
		55,827
Containers & Packaging – 0.3%
Amcor PLC	509,957	6,002
Avery Dennison Corp.	27,451	4,258
Ball Corp.	106,832	9,955
International Paper Co.	127,858	6,357
Packaging Corp. of America	31,187	4,301
Sealed Air Corp.	50,948	2,333
Westrock Co.	85,310	3,713
		36,919
Distributors – 0.1%
Genuine Parts Co.	46,834	4,703
LKQ Corp.*	90,690	3,196
Pool Corp.	13,202	4,918
		12,817
Diversified Financial Services – 1.4%
Berkshire Hathaway, Inc., Class B*	635,924	147,452
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	2,329,849	67,006

EQUITY INDEX FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Diversified Telecommunication Services – 1.4%continued
CenturyLink, Inc.	319,773	$3,118
Verizon Communications, Inc.	1,352,232	79,444
		149,568
Electric Utilities – 1.7%
Alliant Energy Corp.	81,339	4,191
American Electric Power Co., Inc.	162,362	13,520
Duke Energy Corp.	240,565	22,026
Edison International	124,124	7,797
Entergy Corp.	65,642	6,554
Evergy, Inc.	73,828	4,098
Eversource Energy	112,289	9,714
Exelon Corp.	319,403	13,485
FirstEnergy Corp.	177,390	5,430
NextEra Energy, Inc.	639,884	49,367
NRG Energy, Inc.	78,905	2,963
Pinnacle West Capital Corp.	36,412	2,911
PPL Corp.	252,181	7,112
Southern (The) Co.	345,236	21,208
Xcel Energy, Inc.	172,026	11,469
		181,845
Electrical Equipment – 0.5%
AMETEK, Inc.	75,007	9,072
Eaton Corp. PLC	130,541	15,683
Emerson Electric Co.	195,836	15,739
Rockwell Automation, Inc.	38,088	9,553
		50,047
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	97,906	12,803
CDW Corp.	46,769	6,164
Corning, Inc.	249,817	8,994
FLIR Systems, Inc.	42,132	1,847
IPG Photonics Corp.*	11,529	2,580
Keysight Technologies, Inc.*	60,800	8,031
TE Connectivity Ltd.	108,360	13,119
Vontier Corp.*	44,592	1,489
Zebra Technologies Corp., Class A*	17,480	6,718
		61,745
Energy Equipment & Services – 0.2%
Baker Hughes Co.	224,055	4,672
Halliburton Co.	287,676	5,437
NOV, Inc.*	128,875	1,769
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Energy Equipment & Services – 0.2%continued
Schlumberger N.V.	454,779	$9,928
TechnipFMC PLC (New York Exchange)	140,335	1,319
		23,125
Entertainment – 2.2%
Activision Blizzard, Inc.	252,713	23,464
Electronic Arts, Inc.	94,817	13,616
Live Nation Entertainment, Inc.*	46,316	3,403
Netflix, Inc.*	144,412	78,088
Take-Two Interactive Software, Inc.*	37,437	7,779
Walt Disney (The) Co.*	591,738	107,211
		233,561
Equity Real Estate Investment Trusts – 2.3%
Alexandria Real Estate Equities, Inc.	40,642	7,243
American Tower Corp.	145,277	32,609
AvalonBay Communities, Inc. (New York Exchange)	45,818	7,351
Boston Properties, Inc.	46,155	4,363
Crown Castle International Corp.	141,158	22,471
Digital Realty Trust, Inc.	91,688	12,791
Duke Realty Corp.	122,224	4,885
Equinix, Inc.	29,152	20,820
Equity Residential	111,593	6,615
Essex Property Trust, Inc.	21,217	5,037
Extra Space Storage, Inc.	41,964	4,862
Federal Realty Investment Trust	22,162	1,886
Healthpeak Properties, Inc.	176,159	5,325
Host Hotels & Resorts, Inc.	228,409	3,342
Iron Mountain, Inc.	93,133	2,746
Kimco Realty Corp.	139,318	2,091
Mid-America Apartment Communities, Inc. (New York Exchange)	37,133	4,704
Prologis, Inc. (New York Exchange)	241,887	24,107
Public Storage (New York Exchange)	49,845	11,511
Realty Income Corp.	114,829	7,139
Regency Centers Corp.	50,930	2,322
SBA Communications Corp.	36,427	10,277
Simon Property Group, Inc. (New York Exchange)	106,820	9,110
SL Green Realty Corp.	23,209	1,383
UDR, Inc.	95,443	3,668
Ventas, Inc.	122,335	5,999
Vornado Realty Trust	51,199	1,912

NORTHERN FUNDS QUARTERLY REPORT     99    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Equity Real Estate Investment Trusts – 2.3%continued
Welltower, Inc. (New York Exchange)	136,849	$8,843
Weyerhaeuser Co.	244,718	8,205
		243,617
Food & Staples Retailing – 1.4%
Costco Wholesale Corp.	144,136	54,307
Kroger (The) Co.	253,860	8,063
Sysco Corp.	166,672	12,377
Walgreens Boots Alliance, Inc.	235,201	9,380
Walmart, Inc.	452,898	65,285
		149,412
Food Products – 1.0%
Archer-Daniels-Midland Co.	182,468	9,198
Campbell Soup Co.	65,543	3,169
Conagra Brands, Inc.	159,377	5,779
General Mills, Inc.	200,310	11,778
Hershey (The) Co.	48,221	7,346
Hormel Foods Corp.	91,115	4,247
J.M. Smucker (The) Co.	37,021	4,280
Kellogg Co.	82,633	5,142
Kraft Heinz (The) Co.	212,304	7,359
Lamb Weston Holdings, Inc.	47,427	3,734
McCormick & Co., Inc. (Non Voting)	81,197	7,762
Mondelez International, Inc., Class A	467,630	27,342
Tyson Foods, Inc., Class A	96,479	6,217
		103,353
Gas Utilities – 0.0%
Atmos Energy Corp.	40,988	3,911
Health Care Equipment & Supplies – 3.7%
Abbott Laboratories	579,211	63,418
ABIOMED, Inc.*	14,658	4,752
Align Technology, Inc.*	23,460	12,537
Baxter International, Inc.	166,572	13,366
Becton Dickinson and Co.	94,822	23,726
Boston Scientific Corp.*	468,523	16,843
Cooper (The) Cos., Inc.	15,945	5,793
Danaher Corp.	206,648	45,905
DENTSPLY SIRONA, Inc.	71,185	3,727
DexCom, Inc.*	31,418	11,616
Edwards Lifesciences Corp.*	203,870	18,599
Hologic, Inc.*	84,238	6,135
IDEXX Laboratories, Inc.*	27,944	13,968
Intuitive Surgical, Inc.*	38,436	31,445
Medtronic PLC	439,952	51,536
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Health Care Equipment & Supplies – 3.7%continued
ResMed, Inc.	47,431	$10,082
STERIS PLC	27,719	5,254
Stryker Corp.	106,917	26,199
Teleflex, Inc.	15,238	6,272
Varian Medical Systems, Inc.*	29,793	5,214
West Pharmaceutical Services, Inc.	24,111	6,831
Zimmer Biomet Holdings, Inc.	67,950	10,470
		393,688
Health Care Providers & Services – 2.6%
AmerisourceBergen Corp.	47,954	4,688
Anthem, Inc.	81,350	26,121
Cardinal Health, Inc.	95,707	5,126
Centene Corp.*	189,677	11,386
Cigna Corp.	118,153	24,597
CVS Health Corp.	428,082	29,238
DaVita, Inc.*	24,095	2,829
HCA Healthcare, Inc.	86,394	14,208
Henry Schein, Inc.*	46,223	3,090
Humana, Inc.	43,303	17,766
Laboratory Corp. of America Holdings*	31,774	6,468
McKesson Corp.	52,609	9,150
Quest Diagnostics, Inc.	43,794	5,219
UnitedHealth Group, Inc.	310,018	108,717
Universal Health Services, Inc., Class B	25,181	3,462
		272,065
Health Care Technology – 0.1%
Cerner Corp.	99,810	7,833
Hotels, Restaurants & Leisure – 1.6%
Carnival Corp.	243,924	5,283
Chipotle Mexican Grill, Inc.*	9,164	12,708
Darden Restaurants, Inc.	42,542	5,068
Domino's Pizza, Inc.	12,797	4,907
Hilton Worldwide Holdings, Inc.	90,874	10,111
Las Vegas Sands Corp.	106,818	6,366
Marriott International, Inc., Class A	87,045	11,483
McDonald's Corp.	243,511	52,252
MGM Resorts International	134,804	4,248
Norwegian Cruise Line Holdings Ltd.*	101,962	2,593
Royal Caribbean Cruises Ltd.	61,075	4,562
Starbucks Corp.	383,585	41,036

EQUITY INDEX FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Hotels, Restaurants & Leisure – 1.6%continued
Wynn Resorts Ltd.	31,473	$3,551
Yum! Brands, Inc.	98,880	10,734
		174,902
Household Durables – 0.4%
D.R. Horton, Inc. (New York Exchange)	107,952	7,440
Garmin Ltd.	48,494	5,803
Leggett & Platt, Inc.	42,556	1,885
Lennar Corp., Class A	90,042	6,864
Mohawk Industries, Inc.*	19,317	2,723
Newell Brands, Inc.	121,901	2,588
NVR, Inc.*	1,148	4,684
PulteGroup, Inc.	86,995	3,751
Whirlpool Corp.	20,279	3,660
		39,398
Household Products – 1.6%
Church & Dwight Co., Inc.	80,850	7,053
Clorox (The) Co.	41,316	8,342
Colgate-Palmolive Co.	280,340	23,972
Kimberly-Clark Corp.	111,355	15,014
Procter & Gamble (The) Co.	810,200	112,731
		167,112
Independent Power & Renewable Electricity Producers – 0.0%
AES (The) Corp.	216,944	5,098
Industrial Conglomerates – 1.2%
3M Co.	188,559	32,958
General Electric Co.	2,863,676	30,928
Honeywell International, Inc.	229,325	48,778
Roper Technologies, Inc.	34,325	14,797
		127,461
Insurance – 1.8%
Aflac, Inc.	214,176	9,525
Allstate (The) Corp.	99,548	10,943
American International Group, Inc.	282,194	10,684
Aon PLC, Class A	74,734	15,789
Arthur J. Gallagher & Co.	62,616	7,746
Assurant, Inc.	19,256	2,623
Chubb Ltd.	147,578	22,715
Cincinnati Financial Corp.	48,534	4,241
Everest Re Group Ltd.	12,931	3,027
Globe Life, Inc.	31,522	2,993
Hartford Financial Services Group (The), Inc.	117,113	5,736
Lincoln National Corp.	58,768	2,957
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Insurance – 1.8%continued
Loews Corp.	76,819	$3,458
Marsh & McLennan Cos., Inc.	165,757	19,394
MetLife, Inc.	250,673	11,769
Principal Financial Group, Inc.	83,138	4,125
Progressive (The) Corp.	191,427	18,928
Prudential Financial, Inc.	129,818	10,135
Travelers (The) Cos., Inc.	83,012	11,652
Unum Group	67,433	1,547
W.R. Berkley Corp.	46,330	3,077
Willis Towers Watson PLC	42,116	8,873
		191,937
Interactive Media & Services – 5.3%
Alphabet, Inc., Class A*	98,244	172,186
Alphabet, Inc., Class C*	94,858	166,180
Facebook, Inc., Class A*	785,655	214,610
Twitter, Inc. (New York Exchange)*	260,182	14,089
		567,065
Internet & Direct Marketing Retail – 4.8%
Amazon.com, Inc.*	139,382	453,957
Booking Holdings, Inc.*	13,394	29,832
eBay, Inc.	214,358	10,772
Etsy, Inc.*	41,269	7,342
Expedia Group, Inc.	44,486	5,890
		507,793
IT Services – 5.4%
Accenture PLC, Class A	207,052	54,084
Akamai Technologies, Inc.*	53,005	5,565
Automatic Data Processing, Inc.	140,223	24,707
Broadridge Financial Solutions, Inc.	37,580	5,757
Cognizant Technology Solutions Corp., Class A	175,020	14,343
DXC Technology Co.	81,827	2,107
Fidelity National Information Services, Inc.	203,017	28,719
Fiserv, Inc.*	187,922	21,397
FleetCor Technologies, Inc.*	27,368	7,467
Gartner, Inc.*	29,171	4,673
Global Payments, Inc.	97,991	21,109
International Business Machines Corp.	291,471	36,690
Jack Henry & Associates, Inc.	24,751	4,009
Leidos Holdings, Inc.	43,584	4,582
Mastercard, Inc., Class A	287,494	102,618
Paychex, Inc.	104,830	9,768

NORTHERN FUNDS QUARTERLY REPORT     101    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
IT Services – 5.4%continued
PayPal Holdings, Inc.*	382,961	$89,689
VeriSign, Inc.*	32,961	7,133
Visa, Inc., Class A	554,080	121,194
Western Union (The) Co.	133,022	2,919
		568,530
Leisure Products – 0.0%
Hasbro, Inc.	41,402	3,873
Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	100,100	11,861
Bio-Rad Laboratories, Inc., Class A*	7,039	4,103
Illumina, Inc.*	47,724	17,658
IQVIA Holdings, Inc.*	62,718	11,237
Mettler-Toledo International, Inc.*	7,800	8,890
PerkinElmer, Inc.	36,546	5,245
Thermo Fisher Scientific, Inc.	129,534	60,334
Waters Corp.*	20,214	5,001
		124,329
Machinery – 1.6%
Caterpillar, Inc.	177,614	32,329
Cummins, Inc.	48,382	10,987
Deere & Co.	102,522	27,583
Dover Corp.	46,845	5,914
Flowserve Corp.	43,218	1,593
Fortive Corp.	110,029	7,792
IDEX Corp.	24,883	4,957
Illinois Tool Works, Inc.	94,289	19,224
Ingersoll Rand, Inc.*	121,419	5,532
Otis Worldwide Corp.	133,160	8,995
PACCAR, Inc.	113,283	9,774
Parker-Hannifin Corp.	42,205	11,497
Pentair PLC	53,779	2,855
Snap-on, Inc.	17,879	3,060
Stanley Black & Decker, Inc.	52,514	9,377
Westinghouse Air Brake Technologies Corp.	58,180	4,259
Xylem, Inc.	58,598	5,965
		171,693
Media – 1.3%
Charter Communications, Inc., Class A*	47,720	31,569
Comcast Corp., Class A	1,492,870	78,227
Discovery, Inc., Class A*	51,337	1,545
Discovery, Inc., Class C*	97,621	2,557
DISH Network Corp., Class A*	79,850	2,582
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Media – 1.3%continued
Fox Corp., Class A	111,031	$3,233
Fox Corp., Class B	50,947	1,471
Interpublic Group of (The) Cos., Inc.	126,210	2,969
News Corp., Class A	126,060	2,265
News Corp., Class B	38,069	677
Omnicom Group, Inc.	70,694	4,409
ViacomCBS, Inc., Class B	184,979	6,892
		138,396
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	474,907	12,357
Newmont Corp.	262,406	15,716
Nucor Corp.	98,818	5,256
		33,329
Multiline Retail – 0.5%
Dollar General Corp.	80,206	16,867
Dollar Tree, Inc.*	76,990	8,318
Target Corp.	163,726	28,903
		54,088
Multi-Utilities – 0.8%
Ameren Corp.	80,605	6,292
CenterPoint Energy, Inc.	176,847	3,827
CMS Energy Corp.	93,493	5,704
Consolidated Edison, Inc.	112,241	8,112
Dominion Energy, Inc.	266,650	20,052
DTE Energy Co.	63,294	7,685
NiSource, Inc.	123,908	2,842
Public Service Enterprise Group, Inc.	165,734	9,662
Sempra Energy	94,462	12,035
WEC Energy Group, Inc.	103,282	9,505
		85,716
Oil, Gas & Consumable Fuels – 2.0%
Apache Corp.	121,441	1,723
Cabot Oil & Gas Corp.	128,476	2,092
Chevron Corp.	629,113	53,129
Concho Resources, Inc.	63,710	3,717
ConocoPhillips	348,973	13,955
Devon Energy Corp.	126,871	2,006
Diamondback Energy, Inc.	50,990	2,468
EOG Resources, Inc.	190,788	9,515
Exxon Mobil Corp.	1,381,832	56,959
Hess Corp.	89,269	4,713
HollyFrontier Corp.	49,492	1,279
Kinder Morgan, Inc.	638,394	8,727

EQUITY INDEX FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Oil, Gas & Consumable Fuels – 2.0%continued
Marathon Oil Corp.	261,575	$1,745
Marathon Petroleum Corp.	213,039	8,811
Occidental Petroleum Corp.	273,685	4,737
ONEOK, Inc.	145,505	5,584
Phillips 66	142,991	10,001
Pioneer Natural Resources Co.	53,763	6,123
Valero Energy Corp.	133,563	7,556
Williams (The) Cos., Inc.	397,671	7,973
		212,813
Personal Products – 0.2%
Estee Lauder (The) Cos., Inc., Class A	74,061	19,714
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Co.	738,830	45,830
Catalent, Inc.*	53,688	5,587
Eli Lilly and Co.	259,495	43,813
Johnson & Johnson	860,203	135,379
Merck & Co., Inc.	826,903	67,641
Perrigo Co. PLC	43,966	1,966
Pfizer, Inc.	1,816,713	66,873
Viatris, Inc.*	395,062	7,404
Zoetis, Inc.	155,501	25,735
		400,228
Professional Services – 0.3%
Equifax, Inc.	39,785	7,672
IHS Markit Ltd.	122,110	10,969
Nielsen Holdings PLC	115,113	2,403
Robert Half International, Inc.	37,502	2,343
Verisk Analytics, Inc.	53,171	11,038
		34,425
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	110,047	6,902
Road & Rail – 1.0%
CSX Corp.	250,180	22,704
JB Hunt Transport Services, Inc.	27,065	3,699
Kansas City Southern	30,751	6,277
Norfolk Southern Corp.	83,123	19,751
Old Dominion Freight Line, Inc.	31,504	6,149
Union Pacific Corp.	220,259	45,862
		104,442
Semiconductors & Semiconductor Equipment – 5.0%
Advanced Micro Devices, Inc.*	393,077	36,049
Analog Devices, Inc.	120,793	17,845
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Semiconductors & Semiconductor Equipment – 5.0%continued
Applied Materials, Inc.	298,407	$25,752
Broadcom, Inc.	132,180	57,875
Intel Corp.	1,339,216	66,720
KLA Corp.	50,513	13,078
Lam Research Corp.	47,068	22,229
Maxim Integrated Products, Inc.	87,140	7,725
Microchip Technology, Inc. (NASDAQ Exchange)	85,246	11,773
Micron Technology, Inc.*	363,837	27,353
NVIDIA Corp.	202,285	105,633
Qorvo, Inc.*	37,380	6,215
QUALCOMM, Inc.	369,606	56,306
Skyworks Solutions, Inc.	54,375	8,313
Teradyne, Inc.	54,372	6,519
Texas Instruments, Inc.	299,827	49,211
Xilinx, Inc. (NASDAQ Exchange)	80,151	11,363
		529,959
Software – 8.4%
Adobe, Inc. (NASDAQ Exchange)*	156,775	78,406
ANSYS, Inc. (NASDAQ Exchange)*	28,083	10,217
Autodesk, Inc. (NASDAQ Exchange)*	71,942	21,967
Cadence Design Systems, Inc.*	91,408	12,471
Citrix Systems, Inc.	40,130	5,221
Fortinet, Inc.*	44,015	6,538
Intuit, Inc. (NASDAQ Exchange)	85,892	32,626
Microsoft Corp.	2,470,895	549,576
NortonLifeLock, Inc.	191,946	3,989
Oracle Corp.	619,944	40,104
Paycom Software, Inc.*	16,016	7,243
salesforce.com, Inc.*	299,064	66,551
ServiceNow, Inc.*	63,811	35,123
Synopsys, Inc.*	49,836	12,919
Tyler Technologies, Inc.*	13,114	5,725
		888,676
Specialty Retail – 2.1%
Advance Auto Parts, Inc.	22,194	3,496
AutoZone, Inc.*	7,600	9,009
Best Buy Co., Inc.	75,259	7,510
CarMax, Inc.*	53,321	5,037
Gap (The), Inc.	68,338	1,380
Home Depot (The), Inc.	351,868	93,463
L Brands, Inc.	75,564	2,810
Lowe's Cos., Inc.	239,647	38,466
O'Reilly Automotive, Inc.*	23,746	10,747

NORTHERN FUNDS QUARTERLY REPORT     103    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Specialty Retail – 2.1%continued
Ross Stores, Inc.	116,533	$14,311
Tiffany & Co.	35,084	4,612
TJX (The) Cos., Inc.	392,598	26,810
Tractor Supply Co.	37,864	5,323
Ulta Beauty, Inc.*	18,300	5,255
		228,229
Technology Hardware, Storage & Peripherals – 6.8%
Apple, Inc.	5,223,138	693,058
Hewlett Packard Enterprise Co.	419,600	4,972
HP, Inc.	449,587	11,055
NetApp, Inc.	73,359	4,859
Seagate Technology PLC	72,597	4,513
Western Digital Corp.	98,869	5,477
Xerox Holdings Corp.	55,312	1,283
		725,217
Textiles, Apparel & Luxury Goods – 0.7%
Hanesbrands, Inc.	115,779	1,688
NIKE, Inc., Class B	410,336	58,050
PVH Corp.	22,912	2,151
Ralph Lauren Corp.	15,977	1,657
Tapestry, Inc.	89,637	2,786
Under Armour, Inc., Class A*	62,700	1,077
Under Armour, Inc., Class C*	64,728	963
VF Corp.	104,399	8,917
		77,289
Tobacco – 0.6%
Altria Group, Inc.	608,105	24,933
Philip Morris International, Inc.	509,268	42,162
		67,095
Trading Companies & Distributors – 0.2%
Fastenal Co.	187,986	9,179
United Rentals, Inc.*	23,589	5,471
W.W. Grainger, Inc.	14,659	5,986
		20,636
Water Utilities – 0.1%
American Water Works Co., Inc.	59,438	9,122
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.*	190,707	25,717
Total Common Stocks
(Cost $3,559,495)		10,347,133

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	246,735,133	$246,735
Total Investment Companies
(Cost $246,735)		246,735

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.11%, 1/28/21(4) (5)	$21,960	$21,959
	Total Short-Term Investments
	(Cost $21,958)	21,959

	Total Investments – 99.9%
	(Cost $3,828,188)	10,615,827
	Other Assets less Liabilities – 0.1%	8,384
	NET ASSETS – 100.0%	$10,624,211

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2020 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	1,463	$274,225	Long	3/21	$6,515

EQUITY INDEX FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.8%
Consumer Discretionary	12.7
Consumer Staples	6.5
Energy	2.3
Financials	10.4
Health Care	13.5
Industrials	8.4
Information Technology	27.6
Materials	2.6
Real Estate	2.4
Utilities	2.8
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$10,347,133	$—	$—	$10,347,133
Investment Companies	246,735	—	—	246,735
Short-Term Investments	—	21,959	—	21,959
Total Investments	$10,593,868	$21,959	$—	$10,615,827
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$6,515	$—	$—	$6,515

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$148,697	$1,001,125	$903,087	$—	$—	$70	$246,735	246,735,133
Northern Trust Corp.	5,616	29	581	1,222	30	150	6,316	67,806
Total	$154,313	$1,001,154	$903,668	$1,222	$30	$220	$253,051	246,802,939
NORTHERN FUNDS QUARTERLY REPORT     105    EQUITY INDEX FUNDS